UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5501

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

Copy to:

(Name and Address of Agent for Service)

Joshua A. Weinberg Vice President and Counsel SSgA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111-2900	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-2426

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Item 1. Shareholder Report.

EQUITY FUNDS

Dynamic Small Cap Fund

Clarion Real Estate Fund

(formerly Tuckerman Active REIT Fund)

IAM SHARES Fund

Enhanced Small Cap Fund

Semiannual Report

February 28, 2013

SSgA Funds

Equity Funds

Semiannual Report

February 28, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSgA

Dynamic Small Cap Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,158.00	$1,018.59
Expenses Paid During Period*	$6.69	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Dynamic Small Cap Fund	3

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SSgA

Dynamic Small Cap Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.4%
Consumer Discretionary - 16.7%
1-800-FLOWERS.COM, Inc. (Class A) (a)	1,046	4,498
AFC Enterprises, Inc. (a)	722	21,660
Asbury Automotive Group, Inc. (a)	1,193	40,276
Belo Corp. (Class A) (b)	3,795	32,789
Bob Evans Farms, Inc. (b)	1,029	41,880
Brown Shoe Co., Inc. (b)	2,879	47,216
Brunswick Corp. (b)	1,644	59,907
Carriage Services, Inc. (b)	461	8,390
CEC Entertainment, Inc.	826	24,987
Churchill Downs, Inc.	197	12,998
Coinstar, Inc. (a)(b)	1,014	51,907
Conn’s, Inc. (a)(b)	1,026	32,873
Cooper Tire & Rubber Co.	2,325	58,776
Core-Mark Holding Co., Inc.	368	17,635
Cracker Barrel Old Country Store, Inc. (b)	855	64,364
Crown Media Holdings, Inc. (Class A) (a)	2,323	4,460
Culp, Inc.	332	5,216
Dana Holding Corp. (b)	3,909	65,398
Denny’s Corp. (a)(b)	8,752	49,536
Dillard’s, Inc. (Class A) (b)	334	26,613
DineEquity, Inc. (a)(b)	875	61,154
Domino’s Pizza, Inc.	836	39,810
Einstein Noah Restaurant Group, Inc. (b)	153	2,056
Express, Inc. (a)	2,278	42,143
Flexsteel Industries, Inc.	222	5,106
Fred’s, Inc. (Class A) (b)	1,631	22,133
G-III Apparel Group, Ltd. (a)(b)	966	35,259
Global Sources, Ltd. (a)(b)	687	5,324
Grand Canyon Education, Inc. (a)(b)	1,175	28,141
Haverty Furniture Cos., Inc.	372	6,826
Helen of Troy, Ltd. (a)(b)	979	36,301
hhgregg, Inc. (a)(b)	597	5,588
HSN, Inc. (b)	935	50,022
Interval Leisure Group, Inc.	1,022	21,329
Jack in the Box, Inc. (a)(b)	833	26,373
Journal Communications, Inc. (Class A) (a)	3,158	17,274
Krispy Kreme Doughnuts, Inc. (a)	2,811	37,105
LIN TV Corp. (Class A) (a)	1,584	18,010
Lions Gate Entertainment Corp. (a)(b)	2,000	41,940
Lithia Motors, Inc. (Class A) (b)	893	36,702
Luby’s, Inc. (a)(b)	705	5,739

	Principal Amount ($) or Shares	Market Value $
Marriott Vacations Worldwide Corp. (a)	297	12,254
Meredith Corp. (b)	676	28,406
Multimedia Games Holding Co., Inc. (a)	799	14,941
NACCO Industries, Inc. (Class A) (b)	499	28,987
Nexstar Broadcasting Group, Inc. (Class A)	393	5,840
Office Depot, Inc. (a)(b)	9,410	37,922
OfficeMax, Inc.	3,537	42,338
Overstock.com, Inc. (a)(b)	423	4,915
Papa John’s International, Inc. (a)	1,012	52,634
Penske Automotive Group, Inc. (b)	2,033	60,502
Perry Ellis International, Inc.	319	5,174
Pier 1 Imports, Inc. (b)	3,311	74,398
Pinnacle Entertainment, Inc. (a)	2,401	33,614
Red Robin Gourmet Burgers, Inc. (a)	62	2,659
rue21, Inc. (a)(b)	534	14,418
Ruth’s Hospitality Group, Inc. (a)	3,819	34,600
Saga Communications, Inc. (Class A) (b)	130	5,707
Scholastic Corp. (b)	1,455	43,795
Shiloh Industries, Inc. (b)	333	3,490
Shoe Carnival, Inc. (b)	255	4,955
Sinclair Broadcast Group, Inc. (Class A) (b)	2,734	38,495
Sonic Automotive, Inc. (Class A)	2,081	46,490
Sonic Corp. (a)(b)	648	7,316
Stage Stores, Inc. (b)	2,044	50,466
Standard Motor Products, Inc. (b)	533	13,181
Stein Mart, Inc.	740	6,297
Stewart Enterprises, Inc. (Class A) (b)	2,816	23,852
Superior Industries International, Inc. (b)	417	9,070
Tenneco, Inc. (a)(b)	1,130	40,036
Texas Roadhouse, Inc. (b)	2,567	49,646
The Cheesecake Factory, Inc. (b)	1,802	62,421
The McClatchy Co. (Class A) (a)(b)	1,711	4,449
Town Sports International Holdings, Inc. (b)	1,397	12,950
Tuesday Morning Corp. (a)	839	7,467
Unifi, Inc. (a)(b)	1,507	23,600
Valassis Communications, Inc. (b)	1,855	50,994
Winnebago Industries, Inc. (a)	1,840	35,659

		2,209,652

Dynamic Small Cap Fund	5

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.7%
Alico, Inc. (b)	295	12,641
Arden Group, Inc. (Class A) (b)	42	3,827
Cal-Maine Foods, Inc. (b)	1,358	54,985
Coca-Cola Hellenic Bottling Co. SA	381	24,929
Darling International, Inc. (a)(b)	3,879	64,741
Fresh Del Monte Produce, Inc.	948	24,733
Harbinger Group, Inc. (a)	702	6,016
Ingles Markets, Inc. (Class A) (b)	308	6,332
John B Sanfilippo & Son, Inc.	244	4,651
Medifast, Inc. (a)(b)	236	5,470
Oil-Dri Corp. of America (b)	180	4,954
Orchids Paper Products Co.	205	4,494
Pilgrim’s Pride Corp. (a)(b)	1,022	9,004
Prestige Brands Holdings, Inc. (a)(b)	1,227	29,190
Sanderson Farms, Inc.	399	20,241
Seneca Foods Corp. (Class A) (a)	184	5,616
Spartan Stores, Inc. (b)	500	8,330
Spectrum Brands Holdings, Inc.	1,048	56,686
Susser Holdings Corp. (a)(b)	505	22,361
Universal Corp. (b)	583	32,526
USANA Health Sciences, Inc. (a)(b)	528	23,385
Village Super Market, Inc. (Class A) (b)	330	10,807
Weis Markets, Inc. (b)	1,208	48,876

		484,795

Energy - 7.8%
Alon USA Energy, Inc.	1,238	24,129
Bonanza Creek Energy, Inc. (a)	217	7,341
Bristow Group, Inc. (b)	467	27,207
C&J Energy Services, Inc. (a)(b)	2,664	64,469
Cloud Peak Energy, Inc. (a)(b)	1,383	23,705
CVR Energy, Inc. (b)	842	47,304
Dawson Geophysical Co. (a)	206	6,365
Delek US Holdings, Inc. (b)	1,561	58,319
Energy XXI Bermuda, Ltd. (b)	2,243	66,684
EPL Oil & Gas, Inc. (a)	2,323	59,771
Exterran Holdings, Inc. (a)(b)	1,767	44,581
Geospace Technologies Corp. (a)(b)	397	38,636
Green Plains Renewable Energy, Inc. (a)(b)	687	6,506
Hallador Energy Co. (b)	600	4,872
Helix Energy Solutions Group, Inc. (a)(b)	3,197	74,842
Hercules Offshore, Inc. (a)(b)	5,682	38,524
Natural Gas Services Group, Inc. (a)	307	5,360

	Principal Amount ($) or Shares	Market Value $
Newpark Resources, Inc. (a)(b)	3,017	26,580
Parker Drilling Co. (a)	4,552	21,667
PDC Energy, Inc. (a)	919	42,862
Renewable Energy Group, Inc. (a)	552	4,079
Rentech, Inc.	12,050	32,896
Rex Energy Corp. (a)(b)	1,664	22,431
RigNet, Inc. (a)(b)	290	5,690
Rosetta Resources, Inc. (a)	912	44,396
Swift Energy Co. (a)(b)	1,444	19,523
Synergy Resources Corp. (a)	964	6,391
Targa Resources Corp.	937	57,157
TETRA Technologies, Inc. (a)(b)	2,827	26,093
VAALCO Energy, Inc. (a)(b)	2,723	22,084
W&T Offshore, Inc. (b)	1,953	29,022
Western Refining, Inc. (b)	1,995	71,601
Westmoreland Coal Co. (a)(b)	456	4,788

		1,035,875

Financials - 22.0%
Access National Corp.	311	4,948
Agree Realty Corp. (b)(c)	222	6,231
Alexander’s, Inc. (b)(c)	48	15,576
Allied World Assurance Company Holdings, Ltd.	286	25,114
American Assets Trust, Inc. (c)	347	10,490
American Equity Investment Life Holding Co. (b)	1,933	26,830
American National Bankshares, Inc. (b)	221	4,471
Ameris Bancorp (a)	2,063	28,634
Amtrust Financial Services, Inc. (b)	809	26,899
Apollo Commercial Real Estate Finance, Inc. (c)	583	10,057
Apollo Investment Corp. (b)	3,006	26,122
Arrow Financial Corp. (b)	223	5,405
Bancfirst Corp. (b)	846	33,874
Bank Mutual Corp.	1,911	10,931
Banner Corp.	1,797	53,389
BBCN Bancorp, Inc. (b)	191	2,365
Capital City Bank Group, Inc. (a)(b)	449	5,141
Capital Southwest Corp.	65	7,530
CapLease, Inc. (b)(c)	3,669	21,941
Cardinal Financial Corp.	457	7,280
Cash America International, Inc. (b)	573	29,017
Center Bancorp, Inc.	389	4,824
Chemical Financial Corp. (b)	269	6,588
Citizens & Northern Corp. (b)	1,246	24,297
City Holding Co. (b)	303	11,490
CNO Financial Group, Inc. (b)	7,040	77,018

6	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

CoBiz Financial, Inc. (b)	748	6,201
Colony Financial, Inc. (c)	2,332	51,654
Coresite Realty Corp. (b)(c)	641	20,768
Crawford & Co. (Class B) (b)	780	6,443
Credit Acceptance Corp. (a)(b)	545	60,239
Diamond Hill Investment Group, Inc. (b)	66	4,951
Dime Community Bancshares (b)	1,411	20,050
Eagle Bancorp, Inc. (a)(b)	314	6,814
Eastern Insurance Holdings, Inc. (b)	244	4,543
EMC Insurance Group, Inc. (b)	186	4,788
Encore Capital Group, Inc. (a)(b)	801	23,669
Enstar Group, Ltd. (a)(b)	234	29,330
Enterprise Financial Services Corp.	397	5,550
EverBank Financial Corp.	397	5,995
Evercore Partners, Inc. (Class A) (b)	1,022	41,595
FBL Financial Group, Inc. (Class A)	1,542	56,036
Financial Institutions, Inc. (b)	1,763	35,137
First American Financial Corp.	3,029	73,574
First BanCorp- Puerto Rico (a)(b)	1,445	7,904
First California Financial Group, Inc. (a)	651	5,234
First Community Bancshares, Inc. (b)	356	5,561
First Defiance Financial Corp. (b)	274	6,170
First Financial Corp. (b)	209	6,427
First Financial Holdings, Inc. (b)	367	7,325
First Interstate Bancsystem, Inc.	347	6,340
First Merchants Corp.	3,308	49,190
Fortegra Financial Corp. (a)	432	3,910
German American Bancorp, Inc. (b)	1,165	25,350
Great Southern Bancorp, Inc. (b)	193	4,634
Greenlight Capital Re, Ltd. (Class A) (a)(b)	896	21,486
Hanmi Financial Corp. (a)	3,009	51,123
HCC Insurance Holdings, Inc. (b)	676	27,040
Heritage Financial Corp.	81	1,122
Heritage Financial Group, Inc.	312	4,281
HFF, Inc. (Class A)	1,942	35,655
Homeowners Choice, Inc. (b)	222	4,475
HomeStreet, Inc. (a)(b)	238	5,945
Horace Mann Educators Corp. (b)	2,735	55,958
Horizon Bancorp/IN (b)	229	4,644
Independence Holding Co. (b)	935	8,873
Investment Technology Group, Inc. (a)	723	8,755
Kansas City Life Insurance Co. (b)	124	4,628
KCAP Financial, Inc. (b)	593	6,025

	Principal Amount ($) or Shares	Market Value $
Lexington Realty Trust (c)	2,318	26,564
Maiden Holdings, Ltd.	794	8,003
Main Street Capital Corp.	1,159	37,007
MainSource Financial Group, Inc.	423	5,922
Manning & Napier, Inc.	395	5,901
Marlin Business Services Corp. (b)	78	1,478
Medical Properties Trust, Inc. (b)(c)	1,808	26,252
Medley Capital Corp. (b)	422	6,322
Metro Bancorp, Inc. (a)	192	3,197
MicroFinancial, Inc.	417	3,073
Montpelier Re Holdings, Ltd.	1,155	28,552
NASB Financial, Inc. (a)	219	4,864
National Financial Partners Corp. (a)(b)	3,242	63,738
National Interstate Corp. (b)	174	5,791
National Western Life Insurance Co. (Class A)	131	21,335
Netspend Holdings, Inc. (a)	1,070	16,959
New Mountain Finance Corp. (b)	360	5,483
Nicholas Financial, Inc. (b)	1,217	16,490
NorthStar Realty Finance Corp. (b)(c)	5,291	47,354
Ocwen Financial Corp. (a)	1,414	55,740
OMEGA Healthcare Investors, Inc. (b)(c)	1,590	44,504
One Liberty Properties, Inc. (c)	272	5,908
PennyMac Mortgage Investment Trust (c)	1,618	41,129
Peoples Bancorp, Inc.	798	17,293
PHH Corp. (a)(b)	1,854	38,952
Pinnacle Financial Partners, Inc. (a)(b)	413	8,966
Piper Jaffray Cos. (a)(b)	837	32,283
Platinum Underwriters Holdings, Ltd. (b)	701	37,069
Portfolio Recovery Associates, Inc. (a)(b)	339	39,638
Potlatch Corp. (b)(c)	747	32,875
Preferred Bank/Los Angeles CA (a)	331	5,336
Primerica, Inc.	1,983	62,405
Provident Financial Holdings, Inc. (b)	312	5,335
PS Business Parks, Inc. (b)(c)	349	25,822
Pzena Investment Management, Inc. (Class A) (b)	639	4,019
Renasant Corp. (b)	1,486	32,707
Republic Bancorp, Inc. (Class A) (b)	1,720	37,221
Rockville Financial, Inc. (b)	502	6,456
Sabra Health Care REIT, Inc. (b)(c)	2,005	52,992
Saul Centers, Inc. (c)	305	13,347

Dynamic Small Cap Fund	7

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

SCBT Financial Corp.	163	7,762
Select Income REIT (c)	208	5,784
Solar Capital, Ltd.	1,027	25,161
Sovran Self Storage, Inc. (c)	509	30,968
Starwood Property Trust, Inc. (c)	1,705	47,655
StellarOne Corp. (b)	2,179	33,535
Stewart Information Services Corp.	1,260	29,169
Susquehanna Bancshares, Inc. (b)	3,047	35,437
Symetra Financial Corp. (b)	4,411	58,093
Taylor Capital Group, Inc. (a)(b)	323	5,339
Territorial Bancorp, Inc. (b)	240	5,597
The First of Long Island Corp.	178	5,085
Tompkins Financial Corp.	180	7,457
UMH Properties, Inc. (c)	204	2,044
Umpqua Holdings Corp. (b)	1,972	24,749
Union First Market Bankshares Corp. (b)	2,445	44,377
United Fire Group, Inc. (b)	670	16,469
Universal Health Realty Income Trust (c)	982	56,082
Universal Insurance Holdings, Inc. (b)	4,082	17,920
Virtus Investment Partners, Inc. (a)	269	45,195
Walter Investment Management Corp. (a)(b)	984	45,185
Washington Banking Co.	2,337	32,110
Washington Trust Bancorp, Inc. (b)	254	6,716
WesBanco, Inc.	797	18,642
Wilshire Bancorp, Inc. (a)	1,030	6,046
Wintrust Financial Corp. (b)	386	14,089
WisdomTree Investments, Inc. (a)	1,008	9,173
World Acceptance Corp. (a)(b)	343	26,994

		2,908,969

Health Care - 7.4%
Acadia Healthcare Co., Inc. (a)	502	13,664
Almost Family, Inc. (b)	720	14,825
AMN Healthcare Services, Inc. (a)	2,966	41,821
AmSurg Corp. (a)	1,964	59,313
Bio-Reference Labs, Inc. (a)(b)	470	12,446
Cambrex Corp. (a)(b)	1,499	17,253
Cantel Medical Corp.	479	14,911
Chemed Corp. (b)	877	67,696
CONMED Corp.	1,429	44,456
CryoLife, Inc. (b)	1,154	7,074
Emeritus Corp. (a)	527	15,014
Five Star Quality Care, Inc. (a)	931	5,903
Gentiva Health Services, Inc. (a)(b)	601	6,323
Hanger, Inc. (a)(b)	380	11,271
HealthSouth Corp. (a)(b)	1,698	40,956

	Principal Amount ($) or Shares	Market Value $
Hi-Tech Pharmacal Co., Inc. (b)	142	5,255
Integra LifeSciences Holdings Corp. (a)	481	19,596
Kindred Healthcare, Inc. (a)(b)	2,074	23,374
LHC Group, Inc. (a)	186	3,780
Magellan Health Services, Inc. (a)	549	28,306
Maxygen, Inc. (b)	5,979	14,589
MedAssets, Inc. (a)	1,664	30,734
MWI Veterinary Supply, Inc. (a)	130	16,414
National Healthcare Corp. (b)	427	19,800
National Research Corp. (b)	77	4,380
Owens & Minor, Inc. (b)	1,051	32,003
PAREXEL International Corp. (a)(b)	1,561	54,151
PDL BioPharma, Inc. (b)	6,615	47,231
PharMerica Corp. (a)	476	6,821
PhotoMedex, Inc. (a)(b)	395	5,826
POZEN, Inc. (a)(b)	718	4,444
Repligen Corp. (a)(b)	930	5,794
Select Medical Holdings Corp. (b)	4,321	39,926
STERIS Corp.	919	35,841
SurModics, Inc. (a)	146	3,703
Team Health Holdings, Inc. (a)(b)	1,839	61,588
The Ensign Group, Inc.	698	21,861
The Providence Service Corp. (a)	211	3,604
Triple-S Management Corp. (Class B) (a)	1,273	22,863
US Physical Therapy, Inc.	232	5,712
Utah Medical Products, Inc. (b)	60	2,487
Vanguard Health Systems, Inc. (a)(b)	793	11,792
Vascular Solutions, Inc. (a)	363	5,510
West Pharmaceutical Services, Inc.	1,032	62,353

		972,664

Industrials - 17.3%
A.O. Smith Corp. (b)	600	42,918
AAON, Inc. (b)	351	8,445
AAR Corp. (b)	1,934	33,980
ABM Industries, Inc. (b)	1,719	39,021
Air Transport Services Group, Inc. (a)(b)	1,339	7,391
Aircastle, Ltd. (b)	1,856	25,000
Alamo Group, Inc.	265	9,482
Alaska Air Group, Inc. (a)(b)	1,777	91,604
Altra Holdings, Inc.	1,442	37,117
AMERCO, Inc.	450	67,820
American Railcar Industries, Inc.	203	8,859
American Woodmark Corp. (a)(b)	208	6,677
Apogee Enterprises, Inc.	1,464	37,757

8	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Argan, Inc.	1,046	17,500
Avis Budget Group, Inc. (a)(b)	2,320	54,218
AZZ, Inc.	562	25,099
Barrett Business Services, Inc.	567	24,767
Beacon Roofing Supply, Inc. (a)(b)	1,580	58,302
Briggs & Stratton Corp. (b)	1,659	40,579
CAI International, Inc. (a)	252	6,955
CBIZ, Inc. (a)(b)	628	3,994
CDI Corp. (b)	434	7,144
Ceco Environmental Corp. (b)	391	4,223
Celadon Group, Inc.	515	10,264
Columbus McKinnon Corp. (a)	389	7,632
Courier Corp. (b)	1,006	12,625
Deluxe Corp. (b)	1,907	75,670
DXP Enterprises, Inc. (a)	797	49,573
EMCOR Group, Inc.	2,059	79,416
EnergySolutions, Inc. (a)	1,846	6,867
EnerSys (a)	1,759	71,908
Federal Signal Corp. (a)	1,036	8,081
Franklin Electric Co., Inc. (b)	594	38,652
GenCorp, Inc. (a)(b)	1,797	21,654
Generac Holdings, Inc. (b)	1,266	43,614
Gibraltar Industries, Inc. (a)(b)	1,978	33,923
Granite Construction, Inc. (b)	1,507	46,853
Great Lakes Dredge & Dock Corp. (b)	3,294	32,117
Griffon Corp. (b)	1,020	11,495
H&E Equipment Services, Inc.	490	9,535
Hardinge, Inc. (b)	466	6,095
Hyster-Yale Materials Handling, Inc.	679	34,785
Innerworkings, Inc. (a)(b)	1,052	15,538
Insteel Industries, Inc.	413	6,563
Interface, Inc. (b)	1,629	29,827
John Bean Technologies Corp.	1,021	18,817
Kadant, Inc. (a)	400	9,820
Korn/Ferry International (a)(b)	1,392	25,766
L.B. Foster Co. (Class A)	434	19,165
Lindsay Corp. (b)	81	6,921
Lydall, Inc. (a)	369	5,557
MasTec, Inc. (a)(b)	1,174	35,326
Middleby Corp. (a)(b)	536	80,030
Mueller Water Products, Inc. (Class A)	4,349	24,441
Nortek, Inc. (a)	366	26,330
Park-Ohio Holdings Corp. (a)	1,937	39,399
Patrick Industries, Inc. (a)	218	2,891
PGT, Inc. (a)	1,032	5,955
Quad Graphics, Inc. (b)	1,556	33,843
Republic Airways Holdings, Inc. (a)(b)	3,022	28,437

	Principal Amount ($) or Shares	Market Value $
RPX Corp. (a)	580	6,873
Saia, Inc. (a)	785	25,222
Sauer-Danfoss, Inc.	434	23,488
Seaboard Corp.	10	28,530
SkyWest, Inc. (b)	2,711	37,954
Standard Parking Corp. (a)(b)	56	1,162
Standex International Corp.	437	23,519
Steelcase, Inc. (Class A)	2,926	41,403
Swift Transportation Co. (a)(b)	2,847	38,520
TAL International Group, Inc.	920	39,606
Taser International, Inc. (a)(b)	961	7,159
Tennant Co. (b)	459	21,422
The Brink’s Co.	1,150	30,418
Titan International, Inc. (b)	1,185	25,015
TriMas Corp. (a)(b)	2,015	57,810
Tutor Perini Corp. (a)(b)	2,007	34,139
UniFirst Corp. (b)	749	62,572
United Stationers, Inc. (b)	442	16,000
US Airways Group, Inc. (a)	3,642	48,912
US Ecology, Inc.	299	7,436
Viad Corp.	333	9,144
VSE Corp. (b)	163	3,734
Watts Water Technologies, Inc. (Class A)	570	26,756

		2,291,031

Information Technology - 11.2%
Acxiom Corp. (a)	3,423	62,333
Alpha & Omega Semiconductor, Ltd. (a)(b)	524	4,223
Anixter International, Inc. (b)	383	26,396
Audience, Inc. (a)(b)	343	4,679
AVG Technologies NV (a)(b)	368	5,778
Aviat Networks, Inc. (a)	1,660	5,910
Badger Meter, Inc. (b)	721	36,598
CACI International, Inc. (Class A) (a)	1,025	52,019
CalAmp Corp. (a)(b)	727	7,961
Checkpoint Systems, Inc. (a)(b)	730	8,658
Computer Task Group, Inc. (a)(b)	278	5,532
Convergys Corp. (b)	1,965	32,599
Cray, Inc. (a)	1,293	25,020
CSG Systems International, Inc. (a)(b)	2,132	41,382
CTS Corp. (b)	643	6,301
Daktronics, Inc.	692	7,065
Demand Media, Inc. (a)(b)	1,155	9,356
Dice Holdings, Inc. (a)(b)	833	8,030
Ebix, Inc. (b)	1,277	20,470
Electro Rent Corp. (b)	436	7,054

Dynamic Small Cap Fund	9

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

EPAM Systems, Inc. (a)(b)	216	4,532
ePlus, Inc.	300	13,788
Euronet Worldwide, Inc. (a)(b)	1,674	40,410
Fair Isaac Corp.	1,450	64,293
First Solar, Inc. (a)(b)	1,452	37,534
Guidance Software, Inc. (a)(b)	103	1,010
Heartland Payment Systems, Inc. (b)	1,940	60,334
Insight Enterprises, Inc. (a)	2,584	49,665
InterDigital, Inc. (b)	1,052	46,709
j2 Global, Inc. (b)	787	28,080
Key Tronic Corp. (a)(b)	436	4,635
Littelfuse, Inc. (b)	812	53,730
Loral Space & Communications, Inc.	122	7,105
Manhattan Associates, Inc. (a)(b)	971	67,834
Mantech International Corp. (Class A) (b)	902	22,379
MAXIMUS, Inc.	563	40,975
Mentor Graphics Corp. (a)	3,932	69,636
Monotype Imaging Holdings, Inc.	950	19,950
MTS Systems Corp.	1,064	57,456
Netscout Systems, Inc. (a)(b)	2,189	55,666
PC Connection, Inc. (b)	359	5,148
PDF Solutions, Inc. (a)(b)	427	6,636
Perficient, Inc. (a)(b)	188	2,177
Rofin-Sinar Technologies, Inc. (a)(b)	1,303	34,621
Sanmina-SCI Corp. (a)	4,946	50,647
SunPower Corp. (a)(b)	749	8,793
SYNNEX Corp. (a)(b)	1,492	56,890
TeleTech Holdings, Inc. (a)	397	7,428
Tessco Technologies, Inc. (b)	227	5,169
Tyler Technologies, Inc. (a)(b)	517	29,159
Ubiquiti Networks, Inc. (b)	361	4,971
Unisys Corp. (a)(b)	2,583	59,357
United Online, Inc. (b)	5,386	31,777
ValueClick, Inc. (a)(b)	2,060	54,940
Virtusa Corp. (a)	376	7,877

		1,488,675

Materials - 7.6%
A. Schulman, Inc.	1,927	60,412
AEP Industries, Inc. (a)	217	15,305
American Vanguard Corp. (b)	744	23,086
Axiall Corp.	723	40,907
Boise, Inc.	6,799	58,403
Chemtura Corp. (a)	3,137	63,117
Clearwater Paper Corp. (a)(b)	626	30,292
Coeur d’Alene Mines Corp. (a)(b)	1,649	31,348

	Principal Amount ($) or Shares	Market Value $
Eagle Materials, Inc. (b)	581	37,364
Flotek Industries, Inc. (a)(b)	1,773	24,893
FutureFuel Corp.	444	5,821
Graphic Packaging Holding Co. (a)	8,493	63,018
Handy & Harman, Ltd. (a)	1,123	18,193
Headwaters, Inc. (a)	2,499	23,516
Innospec, Inc.	819	32,965
Kaiser Aluminum Corp. (b)	433	26,517
KapStone Paper and Packaging Corp.	917	24,429
KMG Chemicals, Inc. (b)	311	6,145
Koppers Holdings, Inc.	886	36,751
Landec Corp. (a)(b)	928	10,217
Louisiana-Pacific Corp. (a)(b)	2,635	55,256
LSB Industries, Inc. (a)	630	24,413
Neenah Paper, Inc.	752	21,958
Olin Corp. (b)	107	2,478
P.H. Glatfelter Co. (b)	3,239	58,788
PolyOne Corp. (b)	1,627	37,079
Resolute Forest Products (a)(b)	2,959	40,834
Schweitzer-Mauduit International, Inc. (b)	780	28,743
Stepan Co. (b)	412	25,231
Tredegar Corp. (b)	1,500	36,720
Worthington Industries, Inc. (b)	1,554	44,040

		1,008,239

Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc. (b)	245	11,515
Cbeyond, Inc. (a)	571	4,008
Shenandoah Telecommunications Co. (b)	387	5,577
USA Mobility, Inc.	457	5,310
Vonage Holdings Corp. (a)(b)	2,729	7,205

		33,615

Utilities - 3.4%
American States Water Co.	1,052	55,714
Black Hills Corp.	929	38,637
Chesapeake Utilities Corp. (b)	931	44,716
Cleco Corp. (b)	577	25,561
El Paso Electric Co.	843	28,114
Empire District Electric Co. (b)	1,123	24,043
IDACORP, Inc. (b)	878	40,994
Middlesex Water Co. (b)	334	6,500
Otter Tail Corp. (b)	845	24,412
PNM Resources, Inc. (b)	2,600	58,396
Portland General Electric Co. (b)	1,211	35,955
SJW Corp. (b)	253	6,707

10	Dynamic Small Cap Fund

SSgA

Dynamic Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Southwest Gas Corp. (b)	874	39,592
The Laclede Group, Inc. (b)	596	24,293

		453,634

Total Common Stocks (cost $10,818,662)		12,887,149

Investments in Other Funds - 1.9%
iShares Russell 2000 Index Fund (b) (cost $262,604)	2,841	256,997

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 26.5%
SSgA Prime Money Market Fund 0.08% (d)(e)	137,171	137,171
State Street Navigator Securities Lending Prime Portfolio (d)(f)	3,371,611	3,371,611

Total Short-Term Investments (cost $3,508,782)		3,508,782

Total Investments - 125.8% (identified cost $14,590,048)		16,652,928

Other Assets and Liabilities, Net - (25.8%)		(3,417,144)

Net Assets - 100.0%		13,235,784

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$2,209,652	$—	$—	$2,209,652	16.7
Consumer Staples	484,795	—	—	484,795	3.7
Energy	1,035,875	—	—	1,035,875	7.8
Financials	2,908,969	—	—	2,908,969	22.0
Health Care	972,664	—	—	972,664	7.4
Industrials	2,291,031	—	—	2,291,031	17.3
Information Technology	1,488,675	—	—	1,488,675	11.2
Materials	1,008,239	—	—	1,008,239	7.6
Telecommunication Services	33,615	—	—	33,615	0.3
Utilities	453,634	—	—	453,634	3.4
Investments in Other Funds	256,997	—	—	256,997	1.9
Short-Term Investments	137,171	3,371,611	—	3,508,782	26.5

Total Investments	$13,281,317	$3,371,611	$—	$16,652,928	125.8

Other Assets and Liabilities, Net					(25.8)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

Dynamic Small Cap Fund	11

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SSgA

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,028.90	$1,019.83
Expenses Paid During Period*	$5.03	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Clarion Real Estate Fund	13

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SSgA

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.2%
Diversified REITs - 5.0%
Liberty Property Trust (a)	23,000	892,170
Vornado Realty Trust (a)	17,118	1,373,035

		2,265,205

Industrial REITs - 4.6%
ProLogis (a)	53,524	2,084,225

Office REITs - 18.1%
BioMed Realty Trust, Inc. (a)(b)	10,900	230,208
Boston Properties, Inc. (a)	19,855	2,062,537
Brandywine Realty Trust (a)	28,700	394,625
CommonWealth REIT (a)	14,300	361,075
Digital Realty Trust, Inc. (a)	7,122	477,032
Douglas Emmett, Inc. (a)	33,823	829,002
Duke Realty Corp. (a)	61,908	1,000,433
Highwoods Properties, Inc. (a)(b)	17,500	638,750
Kilroy Realty Corp. (a)(b)	18,200	960,232
SL Green Realty Corp. (a)(b)	14,408	1,175,981

		8,129,875

Residential REITs - 18.0%
American Campus Communities, Inc. (a)	15,600	705,120
Apartment Investment & Management Co. (Class A) (a)	15,900	470,958
AvalonBay Communities, Inc. (a)	12,538	1,565,118
BRE Properties, Inc. (a)	20,100	977,061
Equity Residential (a)	32,239	1,774,435
Essex Property Trust, Inc. (a)(b)	4,191	624,417
Post Properties, Inc. (a)	16,600	792,484
UDR, Inc. (a)(b)	50,162	1,196,865

		8,106,458

Retail REITs - 27.2%
CBL & Associates Properties, Inc. (a)	25,621	582,622
DDR Corp. (a)(b)	37,400	645,898
Federal Realty Investment Trust (a)(b)	3,363	357,184
General Growth Properties, Inc. (a)	73,100	1,399,134
Kimco Realty Corp. (a)(b)	62,429	1,359,079

	Principal Amount ($) or Shares	Market Value $
Regency Centers Corp. (a)(b)	13,800	715,944
Simon Property Group, Inc. (a)	30,305	4,814,252
Tanger Factory Outlet Centers, Inc. (a)	8,910	314,434
Taubman Centers, Inc. (a)	9,449	724,927
The Macerich Co. (a)(b)	21,880	1,315,207

		12,228,681

Specialized REITs - 26.3%
American Tower Corp. (a)	3,000	232,800
CubeSmart (a)(b)	21,000	309,540
EPR Properties (a)(b)	2,900	141,491
HCP, Inc. (a)	38,106	1,862,621
Health Care REIT, Inc. (a)	27,295	1,750,701
Healthcare Realty Trust, Inc. (a)	21,926	583,232
Host Hotels & Resorts, Inc. (a)(b)	115,352	1,922,918
LaSalle Hotel Properties (a)	15,100	383,389
Pebblebrook Hotel Trust (a)	11,400	272,574
Public Storage (a)(b)	10,141	1,533,421
Senior Housing Properties Trust (a)	26,700	669,903
Strategic Hotels & Resorts, Inc. (a)(c)	24,200	176,176
Sunstone Hotel Investors, Inc. (a)(c)	32,100	363,693
Ventas, Inc. (a)(b)	23,234	1,644,502

		11,846,961

Total Common Stocks (cost $28,996,694)		44,661,405

Short-Term Investments - 13.7%
SSgA Prime Money Market Fund 0.08% (d)(e)	676,826	676,826
State Street Navigator Securities Lending Prime Portfolio (d)(f)	5,525,439	5,525,439

Total Short-Term Investments (cost $6,202,265)		6,202,265

Total Investments - 112.9% (identified cost $35,198,959)		50,863,670

Other Assets and Liabilities, Net - (12.9%)		(5,831,205)

Net Assets - 100.0%		45,032,465

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	All or a portion of the shares of this security are on loan.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.

See accompanying notes which are an integral part of the financial statements.

Clarion Real Estate Fund	15

SSgA

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Diversified REITs	$2,265,205	$—	$—	$2,265,205	5.0
Industrial REITs	2,084,225	—	—	2,084,225	4.6
Office REITs	8,129,875	—	—	8,129,875	18.1
Residential REITs	8,106,458	—	—	8,106,458	18.0
Retail REITs	12,228,681	—	—	12,228,681	27.2
Specialized REITs	11,846,961	—	—	11,846,961	26.3
Short-Term Investments	676,826	5,525,439	—	6,202,265	13.7

Total Investments	$45,338,231	$5,525,439	$—	$50,863,670	112.9

Other Assets and Liabilities, Net					(12.9)

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

16	Clarion Real Estate Fund

SSgA

IAM SHARES Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,092.80	$1,022.36
Expenses Paid During Period*	$2.54	$2.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

IAM SHARES Fund	17

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SSgA

IAM SHARES Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.1%
Consumer Discretionary - 12.1%
Amazon.com, Inc. (a)	4,600	1,215,642
AutoNation, Inc. (a)	7,300	319,521
AutoZone, Inc. (a)	100	38,015
Bed Bath & Beyond, Inc. (a)	3,200	181,600
Best Buy Co., Inc. (b)	3,925	64,409
BorgWarner, Inc. (a)	1,700	126,497
Brunswick Corp. (b)	3,500	127,540
Cablevision Systems Corp. (Class A) (b)	3,200	44,768
Carnival Corp.	4,300	153,811
CBS Corp. (Class B)	8,701	377,536
Chipotle Mexican Grill, Inc. (a)(b)	100	31,679
Coach, Inc.	11,376	549,802
Comcast Corp. (Class A)	42,966	1,709,617
D.R. Horton, Inc. (b)	3,900	86,970
Denny’s Corp. (a)(b)	14,500	82,070
DIRECTV (a)(b)	9,211	443,694
Ethan Allen Interiors, Inc. (b)	4,666	130,368
Family Dollar Stores, Inc.	2,400	138,120
Ford Motor Co.	52,943	667,611
Gannett Co., Inc. (b)	6,000	120,420
Genuine Parts Co. (b)	2,800	198,884
H&R Block, Inc. (b)	3,700	91,982
Hanesbrands, Inc. (a)(b)	3,100	122,884
Harley-Davidson, Inc.	7,200	378,936
J.C. Penney Co., Inc. (b)	2,500	43,925
JAKKS Pacific, Inc. (b)	1,900	23,142
Johnson Controls, Inc.	10,300	324,141
Kohl’s Corp. (b)	4,100	189,010
Leggett & Platt, Inc. (b)	7,900	241,582
Liberty Global, Inc. (Class A) (a)(b)	3,900	268,671
Liberty Interactive Corp. (Class A) (a)	7,298	152,382
Liberty Ventures (Series A) (a)	486	35,089
Lowe’s Cos., Inc.	16,600	633,290
Macy’s, Inc.	6,768	278,165
Marriott International, Inc. (Class A)	9,400	370,830
Matthews International Corp. (Class A) (b)	3,793	125,169
McDonald’s Corp.	14,730	1,412,607
Meredith Corp. (b)	4,900	205,898
Netflix, Inc. (a)	500	94,040
Newell Rubbermaid, Inc. (b)	10,100	235,734
News Corp. (Class A)	25,800	743,040
NIKE, Inc. (Class B)	5,000	272,300
Nordstrom, Inc. (b)	2,600	140,972
O’Reilly Automotive, Inc. (a)	900	91,566

	Principal Amount ($) or Shares	Market Value $
Omnicom Group, Inc. (b)	3,200	184,096
Penske Automotive Group, Inc. (b)	1,100	32,736
priceline.com, Inc. (a)	600	412,548
Ross Stores, Inc.	400	23,184
Sears Holdings Corp. (a)(b)	4,339	195,255
Sonic Automotive, Inc.	4,700	104,998
Staples, Inc. (b)	8,400	110,712
Starbucks Corp.	8,800	482,416
Starwood Hotels & Resorts Worldwide, Inc.	4,300	259,419
Target Corp. (b)	10,900	686,264
The Gap, Inc.	5,400	177,768
The Goodyear Tire & Rubber Co. (a)	4,300	55,814
The Home Depot, Inc.	22,400	1,534,400
The McClatchy Co. (Class A) (a)(b)	15,070	39,182
The New York Times Co. (Class A) (a)(b)	7,200	69,624
The Walt Disney Co.	29,400	1,604,946
The Washington Post Co. (Class B) (b)	321	127,931
Tiffany & Co. (b)	6,000	402,960
Time Warner Cable, Inc.	3,963	342,364
Time Warner, Inc. (b)	13,983	743,476
TJX Cos., Inc.	2,500	112,425
TripAdvisor, Inc. (a)(b)	600	27,276
Viacom, Inc. (Class B)	7,901	461,893
Whirlpool Corp.	3,000	338,850
Wyndham Worldwide Corp.	2,360	142,167
Yum! Brands, Inc.	5,200	340,496

		22,297,129

Consumer Staples - 10.6%
Altria Group, Inc.	34,585	1,160,327
Archer-Daniels-Midland Co.	10,998	350,396
Arden Group, Inc. (Class A) (b)	700	63,784
Avon Products, Inc.	1,400	27,370
Campbell Soup Co. (b)	8,490	349,448
Church & Dwight Co., Inc.	3,200	198,272
Colgate-Palmolive Co.	3,700	423,391
ConAgra Foods, Inc.	9,900	337,689
Constellation Brands, Inc. (Class A) (a)	300	13,272
Costco Wholesale Corp.	5,900	597,611
CVS Caremark Corp.	16,919	864,899
Dean Foods Co. (a)	4,700	78,020
Energizer Holdings, Inc. (b)	400	36,772
General Mills, Inc.	2,200	101,750
Katy Industries, Inc. (a)	5,900	2,950

IAM SHARES Fund	19

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Kellogg Co.	8,635	522,418
Kimberly-Clark Corp. (b)	8,188	771,965
Kraft Foods Group, Inc.	8,236	399,199
Lorillard, Inc. (b)	3,000	115,620
Mead Johnson Nutrition Co.	2,522	188,923
Mondelez International, Inc. (Class A)	24,709	683,204
Monster Beverage Corp. (a)(b)	1,100	55,473
PepsiCo, Inc.	24,238	1,836,513
Philip Morris International, Inc.	24,285	2,228,149
Rite Aid Corp. (a)	25,600	41,984
Safeway, Inc. (b)	11,100	264,846
SUPERVALU, Inc. (b)	5,900	23,423
Sysco Corp. (b)	15,100	485,616
The Coca-Cola Co.	63,350	2,452,912
The Estee Lauder Cos., Inc. (Class A)	200	12,820
The J.M. Smucker Co.	4,007	381,867
The Kroger Co.	15,300	446,913
The Procter & Gamble Co.	41,621	3,170,688
TreeHouse Foods, Inc. (a)	1,600	93,424
Tyson Foods, Inc. (Class A)	300	6,801
Walgreen Co.	12,900	528,126
Whole Foods Market, Inc.	900	77,058

		19,393,893

Energy - 11.5%
Alpha Natural Resources, Inc. (a)(b)	900	7,182
Anadarko Petroleum Corp.	6,400	509,312
Apache Corp.	4,900	363,923
Baker Hughes, Inc.	7,200	322,704
BP PLC ADR	3,116	125,886
Cabot Oil & Gas Corp.	2,000	123,940
Cameron International Corp. (a)	4,400	280,368
Chesapeake Energy Corp. (b)	8,300	167,328
Chevron Corp.	29,829	3,494,467
ConocoPhillips	23,777	1,377,877
CONSOL Energy, Inc.	1,100	35,365
Devon Energy Corp.	6,100	330,986
EOG Resources, Inc.	3,200	402,272
Exxon Mobil Corp.	74,780	6,696,549
Halliburton Co.	18,160	753,822
Hess Corp.	6,700	445,550
Kinder Morgan, Inc.	4,957	183,756
Lufkin Industries, Inc. (b)	1,400	90,692
Marathon Oil Corp.	8,200	274,700
Marathon Petroleum Corp.	4,100	339,808
National Oilwell Varco, Inc.	4,400	299,772
Newfield Exploration Co. (a)	1,800	41,616

	Principal Amount ($) or Shares	Market Value $
Noble Energy, Inc.	200	22,166
Occidental Petroleum Corp.	9,500	782,135
Peabody Energy Corp.	700	15,092
Phillips 66	9,388	591,069
Pioneer Natural Resources Co.	600	75,486
Range Resources Corp.	1,600	122,880
Schlumberger, Ltd.	21,882	1,703,514
Southwestern Energy Co. (a)	4,700	161,069
Spectra Energy Corp. (b)	8,398	243,878
The Williams Cos., Inc.	7,800	270,738
Valero Energy Corp.	7,200	328,248
WPX Energy, Inc. (a)(b)	2,800	39,732

		21,023,882

Financials - 13.8%
Aegon NV	8,452	50,036
Aflac, Inc.	6,500	324,675
American Express Co.	15,200	944,680
American Financial Group, Inc.	15,521	682,303
American International Group, Inc. (a)	3,103	117,945
American Tower Corp.	4,900	380,240
Ameriprise Financial, Inc.	2,840	194,909
Aon PLC	4,700	287,123
AvalonBay Communities, Inc.	600	74,898
Bank of America Corp.	128,532	1,443,414
BB&T Corp.	7,500	227,700
Berkshire Hathaway, Inc. (Class B) (a)	19,600	2,002,336
BlackRock, Inc.	400	95,900
Capital One Financial Corp.	6,661	339,911
Citigroup, Inc.	38,610	1,620,462
CME Group, Inc.	4,800	287,136
Comerica, Inc. (b)	200	6,876
Discover Financial Services	6,550	252,372
E*TRADE Financial Corp. (a)	1,170	12,531
Equity Residential	2,100	115,584
Fifth Third Bancorp	6,400	101,376
Franklin Resources, Inc.	1,800	254,250
Genworth Financial, Inc. (Class A) (a)	1,400	11,956
Hartford Financial Services Group, Inc. (b)	3,200	75,552
HCP, Inc.	1,400	68,432
Health Care REIT, Inc. (c)	700	44,898
Host Hotels & Resorts, Inc. (b)	28,417	473,711
HSBC Holdings PLC ADR	9,848	545,973
Hudson City Bancorp, Inc.	7,600	64,752
IntercontinentalExchange, Inc. (a)	1,100	170,302
Janus Capital Group, Inc. (b)	14,987	138,780

20	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase & Co.	48,234	2,359,607
KeyCorp	6,500	61,035
M&T Bank Corp. (b)	1,600	163,344
Marsh & McLennan Cos., Inc.	7,500	278,550
MetLife, Inc.	11,099	393,349
Moody’s Corp.	3,000	144,180
Morgan Stanley	17,500	394,625
Northern Trust Corp.	3,400	180,778
NYSE Euronext	600	22,368
People’s United Financial, Inc. (b)	5,700	74,670
Plum Creek Timber Co., Inc. (b)	2,000	97,000
PNC Financial Services Group, Inc.	5,450	340,025
Potlatch Corp. (b)	7,700	338,877
Principal Financial Group, Inc. (b)	2,600	82,186
ProLogis, Inc. (b)	5,828	226,942
Prudential Financial, Inc.	6,400	355,648
Public Storage (b)	1,700	257,057
Regions Financial Corp.	9,142	69,936
Simon Property Group, Inc.	3,271	519,631
SLM Corp.	6,300	119,511
SunTrust Banks, Inc.	3,500	96,565
T. Rowe Price Group, Inc.	1,000	71,190
The Allstate Corp.	7,100	326,742
The Bank of New York Mellon Corp.	14,798	401,618
The Charles Schwab Corp. (b)	13,300	215,992
The Chubb Corp.	2,800	235,284
The Goldman Sachs Group, Inc.	6,300	943,488
The Progressive Corp.	8,100	197,316
The Travelers Cos., Inc.	14,483	1,164,723
U.S. Bancorp	22,812	775,152
Ventas, Inc. (b)	3,633	257,144
Vornado Realty Trust	2,144	171,970
Wells Fargo & Co.	64,235	2,253,364
Weyerhaeuser Co.	14,290	420,269

		25,421,149

Health Care - 11.4%
Abbott Laboratories	20,100	679,179
AbbVie, Inc.	20,100	742,092
Actavis, Inc. (a)	700	59,612
Aetna, Inc.	5,700	268,983
Agilent Technologies, Inc.	4,142	171,810
Alexion Pharmaceuticals, Inc. (a)	2,000	173,480
Allergan, Inc.	3,900	422,838
Allied Healthcare Products (a)(b)	2,744	7,491
AmerisourceBergen Corp. (b)	1,200	56,640
Amgen, Inc.	7,961	727,715
Baxter International, Inc.	11,136	752,794

	Principal Amount ($) or Shares	Market Value $
Biogen Idec, Inc. (a)	3,600	598,824
Boston Scientific Corp. (a)	17,863	132,008
Bristol-Myers Squibb Co.	20,688	764,835
Cardinal Health, Inc.	4,000	184,840
CareFusion Corp. (a)	2,000	65,480
Celgene Corp. (a)	6,100	629,398
Cerner Corp. (a)	1,000	87,460
Cigna Corp.	3,800	222,148
Coventry Health Care, Inc.	2,100	95,256
Edwards Lifesciences Corp. (a)(b)	4,466	383,763
Eli Lilly & Co.	12,700	694,182
Express Scripts Holding Co. (a)	12,485	710,521
Forest Laboratories, Inc. (a)	3,800	139,840
Gilead Sciences, Inc. (a)	21,800	931,078
Hospira, Inc. (a)	900	26,487
Humana, Inc.	2,000	136,520
Intuitive Surgical, Inc. (a)(b)	200	101,978
Johnson & Johnson	35,000	2,663,850
Life Technologies Corp. (a)	3,012	175,088
McKesson Corp.	3,600	382,068
Medtronic, Inc.	14,300	642,928
Merck & Co., Inc.	43,515	1,859,396
PerkinElmer, Inc.	4,700	160,599
Perrigo Co.	600	67,902
Pfizer, Inc.	96,373	2,637,729
St. Jude Medical, Inc. (b)	4,300	176,300
STERIS Corp. (b)	3,191	124,449
Stryker Corp.	4,100	261,908
Thermo Fisher Scientific, Inc.	5,800	428,040
UnitedHealth Group, Inc.	14,700	785,715
WellPoint, Inc.	5,800	360,644
Zimmer Holdings, Inc.	2,570	192,647

		20,886,515

Industrials - 12.5%
3M Co.	11,300	1,175,200
Actuant Corp. (Class A) (b)	5,600	170,296
Alaska Air Group, Inc. (a)(b)	1,600	82,480
AMETEK, Inc.	7,200	301,176
Arkansas Best Corp. (b)	1,600	18,464
Avery Dennison Corp. (b)	1,900	77,615
Avis Budget Group, Inc. (a)(b)	1,800	42,066
AZZ, Inc.	1,600	71,456
Caterpillar, Inc.	9,821	907,166
CSX Corp.	24,900	571,206
Cummins, Inc.	3,700	428,719
Danaher Corp.	11,600	714,560
Deere & Co.	7,200	632,376
Dover Corp. (b)	5,300	388,755
Eaton Corp. PLC	8,142	504,559

IAM SHARES Fund	21

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IAM SHARES Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Emerson Electric Co.	12,600	714,420
FedEx Corp.	3,100	326,833
Gardner Denver, Inc.	800	56,792
General Dynamics Corp.	5,710	388,109
General Electric Co.	146,821	3,409,184
Hexcel Corp. (a)	2,600	70,850
HNI Corp. (b)	900	28,404
Honeywell International, Inc.	11,462	803,486
Illinois Tool Works, Inc.	8,608	529,392
Jacobs Engineering Group, Inc. (a)	2,800	136,752
Kansas City Southern	2,550	262,573
Koninklijke Philips Electronics NV	1,223	34,611
L-3 Communications Holdings, Inc. (b)	2,500	190,675
Lockheed Martin Corp.	4,819	424,072
Manpower, Inc.	2,100	114,660
Masco Corp.	14,300	275,418
Norfolk Southern Corp.	6,700	489,435
Northrop Grumman Corp. (b)	4,796	315,001
PACCAR, Inc. (b)	6,675	316,595
Parker Hannifin Corp.	3,000	283,440
Precision Castparts Corp.	2,500	466,475
R.R. Donnelley & Sons Co. (b)	5,700	59,508
Raytheon Co.	5,800	316,506
Republic Services, Inc.	4,080	128,275
Rockwell Automation, Inc.	3,900	352,326
Rockwell Collins, Inc. (b)	1,800	108,198
Ryder System, Inc.	4,800	269,760
Siemens AG ADR	200	20,756
Snap-on, Inc.	1,600	128,432
Southwest Airlines Co.	12,825	150,053
Stanley Black & Decker, Inc.	3,215	253,020
Tecumseh Products Co. (Class A) (a)	1,600	14,496
Terex Corp. (a)(b)	1,800	59,058
Textron, Inc. (b)	5,600	161,560
The Boeing Co.	10,400	799,760
The Manitowoc Co., Inc.	2,300	42,596
The Toro Co.	4,600	207,460
Union Pacific Corp.	8,500	1,165,435
United Continental Holdings, Inc. (a)(b)	734	19,605
United Parcel Service, Inc. (Class B)	15,714	1,298,762
United Technologies Corp.	13,500	1,222,425
US Airways Group, Inc. (a)(b)	5,000	67,150
Valmont Industries, Inc.	300	47,265
Waste Management, Inc. (b)	10,218	381,336

	Principal Amount ($) or Shares	Market Value $
Watts Water Technologies, Inc. (Class A) (b)	400	18,776

		23,015,789

Information Technology - 16.3%
Accenture PLC (Class A)	1,900	141,284
Adobe Systems, Inc. (a)	6,800	267,240
Advanced Micro Devices, Inc. (a)(b)	8,100	20,169
Akamai Technologies, Inc. (a)	400	14,784
Amphenol Corp. (Class A)	5,200	368,472
Analog Devices, Inc.	5,000	226,100
Apple, Inc.	12,300	5,429,220
Applied Materials, Inc.	17,300	237,010
Autodesk, Inc. (a)	3,000	110,160
Automatic Data Processing, Inc.	6,300	386,568
Broadcom Corp. (Class A)	5,850	199,544
CA, Inc.	4,400	107,756
Cisco Systems, Inc.	70,500	1,469,925
Cognizant Technology Solutions Corp. (Class A) (a)	700	53,739
Computer Sciences Corp.	4,845	232,705
Corning, Inc.	20,200	254,722
Dell, Inc.	21,300	297,135
Diebold, Inc. (b)	2,873	81,134
eBay, Inc. (a)	14,700	803,796
Electronic Arts, Inc. (a)	4,700	82,391
EMC Corp. (a)	27,100	623,571
Energy Conversion Devices, Inc. (a)(d)	36,400	—
F5 Networks, Inc. (a)	1,100	103,873
Google, Inc. (Class A) (a)	3,500	2,804,200
Hewlett-Packard Co. (b)	28,532	574,634
Intel Corp.	66,700	1,390,695
International Business Machines Corp.	16,700	3,353,861
Juniper Networks, Inc. (a)	3,800	78,584
KLA-Tencor Corp.	2,100	114,996
Mastercard, Inc. (Class A)	1,300	673,166
Micron Technology, Inc. (a)	13,500	113,265
Microsoft Corp.	95,800	2,663,240
Motorola Solutions, Inc.	4,128	256,803
NetApp, Inc. (a)	4,500	152,235
NVIDIA Corp.	1,900	24,054
Oracle Corp.	51,349	1,759,217
Paychex, Inc. (b)	4,300	142,330
QUALCOMM, Inc.	20,700	1,358,541
Quantum Corp. (a)(b)	14,000	17,640
Red Hat, Inc. (a)	400	20,324
Salesforce.com, Inc. (a)(b)	1,200	203,064

22	IAM SHARES Fund

SSgA

IAM SHARES Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

SanDisk Corp. (a)	100	5,039
Seagate Technology PLC	5,500	176,880
Symantec Corp. (a)	11,945	279,991
Teradata Corp. (a)	200	11,612
Texas Instruments, Inc.	16,700	573,979
The Western Union Co.	7,736	108,536
Total System Services, Inc.	2,032	48,280
VeriSign, Inc. (a)(b)	300	13,740
Visa, Inc. (Class A) (b)	4,600	729,744
Western Digital Corp.	600	28,296
Xerox Corp.	22,700	184,097
Xilinx, Inc.	4,800	178,896
Yahoo!, Inc. (a)	17,100	364,401

		29,915,638

Materials - 3.3%
Air Products & Chemicals, Inc.	4,800	414,432
AK Steel Holding Corp. (b)	5,800	21,750
Alcoa, Inc. (b)	20,300	172,956
Allegheny Technologies, Inc.	3,300	100,551
AngloGold Ashanti, Ltd. ADR	830	20,119
Ashland, Inc.	1,204	93,876
Ball Corp.	3,400	150,994
Bemis Co., Inc. (b)	2,800	104,552
CF Industries Holdings, Inc.	400	80,332
Chemtura Corp. (a)	18	362
Cliffs Natural Resources, Inc. (b)	600	15,276
Crown Holdings, Inc. (a)	3,400	132,158
E.I. du Pont de Nemours & Co.	8,700	416,730
Ecolab, Inc.	4,100	313,855
FMC Corp.	2,600	156,676
Freeport-McMoRan Copper & Gold, Inc.	9,552	304,900
International Paper Co.	11,073	487,323
Martin Marietta Materials, Inc. (b)	1,500	145,695
MeadWestvaco Corp.	3,000	107,130
Monsanto Co.	5,100	515,253
Newmont Mining Corp.	5,700	229,653
Owens-Illinois, Inc. (a)	2,900	73,950
PPG Industries, Inc.	2,900	390,514
Schnitzer Steel Industries, Inc. (Class A) (b)	1,100	31,471
Sigma-Aldrich Corp. (b)	2,300	177,238
The Dow Chemical Co.	16,788	532,515
The Mosaic Co.	1,100	64,394
The Sherwin-Williams Co.	3,500	565,565
Vulcan Materials Co.	3,600	183,348

		6,003,568

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 3.0%
AT&T, Inc.	81,781	2,936,756
CenturyLink, Inc. (b)	7,665	265,745
Frontier Communications Corp. (b)	10,506	43,495
MetroPCS Communications, Inc. (a)	1,800	17,640
Sprint Nextel Corp. (a)	36,389	211,056
Verizon Communications, Inc.	41,772	1,943,651

		5,418,343

Utilities - 2.6%
Ameren Corp.	3,000	101,370
American Electric Power Co., Inc.	5,300	247,987
Consolidated Edison, Inc.	3,700	218,300
Dominion Resources, Inc. (b)	8,400	470,400
Duke Energy Corp.	7,120	493,060
Edison International	4,500	216,135
Entergy Corp.	2,400	149,424
Exelon Corp.	11,590	359,174
FirstEnergy Corp.	4,200	165,816
NextEra Energy, Inc.	5,600	402,472
Pepco Holdings, Inc.	9,300	188,697
PG&E Corp.	5,300	225,992
PPL Corp. (b)	6,400	197,248
Public Service Enterprise Group, Inc.	7,000	228,130
Sempra Energy	3,300	256,608
Southern Co.	12,200	549,122
The AES Corp.	8,800	102,256
Wisconsin Energy Corp.	3,500	144,550
Xcel Energy, Inc.	4,000	114,800

		4,831,541

Total Common Stocks (cost $127,188,517)		178,207,447

Short-Term Investments - 7.3%
SSgA Prime Money Market Fund 0.08% (e)(f)	4,781,495	4,781,495
State Street Navigator Securities Lending Prime Portfolio (e)(g)	8,366,208	8,366,208
United States Treasury Bills 0.086%, due 03/07/13 (h)(i)(j)	323,000	322,995

Total Short-Term Investments (cost $13,470,698)		13,470,698

Total Investments - 104.4% (identified cost $140,659,215)		191,678,145

Other Assets and Liabilities, Net - (4.4%)		(8,035,494)

Net Assets - 100.0%		183,642,651

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund	23

SSgA

IAM SHARES Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Footnotes:

(a)	Non-income producing security.
(b)	All or a portion of the shares of this security are on loan.
(c)	Real Estate Investment Trust (REIT).
(d)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.
(h)	Fair value is at amortized cost, which approximates market.
(i)	Rate noted is yield-to-maturity from date of acquisition.
(j)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 Index Futures	14	USD	5,296,550	03/13	360,223

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					360,223

*	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2.

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$22,297,129	$—	$—		$22,297,129	12.1
Consumer Staples	19,393,893	—	—		19,393,893	10.6
Energy	21,023,882	—	—		21,023,882	11.5
Financials	25,421,149	—	—		25,421,149	13.8
Health Care	20,886,515	—	—		20,886,515	11.4
Industrials	23,015,789	—	—		23,015,789	12.5
Information Technology	29,915,638	—	—	*	29,915,638	16.3
Materials	6,003,568	—	—		6,003,568	3.3
Telecommunication Services	5,418,343	—	—		5,418,343	3.0
Utilities	4,831,541	—	—		4,831,541	2.6
Short-Term Investments	4,781,495	8,689,203	—		13,470,698	7.3

Total Investments	$182,988,942	$8,689,203	$—		$191,678,145	104.4

Other Assets and Liabilities, Net						(4.4)

						100.0

Other Financial Instruments
Futures Contracts	360,223	—	—		360,223	0.2

Total Other Financial Instruments**	$360,223	$—	$—		$360,223

*	Fund held a Level 3 security that was valued at $0 at February 28, 2013.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no material transfers between levels for the period ended February 28, 2013. The transfers that did occur were the result of fair value pricing using significant unobservable inputs for Level 3 securities.

See accompanying notes which are an integral part of the financial statements.

24	IAM SHARES Fund

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,135.80	$1,021.07
Expenses Paid During Period*	$3.97	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund	25

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SSgA

Enhanced Small Cap Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.1%
Consumer Discretionary - 13.4%
1-800-FLOWERS.COM, Inc. (Class A) (a)	11,157	47,975
Aeropostale, Inc. (a)	940	12,239
American Greetings Corp. (Class A)	385	6,237
Arctic Cat, Inc. (a)	1,853	67,320
Ascent Media Corp. (Class A) (a)	627	43,006
Belo Corp. (Class A)	2,126	18,369
Biglari Holdings, Inc. (a)	174	65,142
Blue Nile, Inc. (a)	300	10,179
Bob Evans Farms, Inc.	72	2,930
Brown Shoe Co., Inc.	771	12,644
Carmike Cinemas, Inc. (a)	48	752
CEC Entertainment, Inc.	598	18,090
Churchill Downs, Inc.	97	6,400
Coinstar, Inc. (a)	509	26,056
Cooper Tire & Rubber Co.	6,205	156,862
Corinthian Colleges, Inc. (a)	8,708	18,548
Crocs, Inc. (a)	9,385	142,277
CSS Industries, Inc.	1,068	25,643
Culp, Inc.	1,332	20,926
Dana Holding Corp.	5,884	98,439
Denny’s Corp. (a)	24,895	140,906
Destination Maternity Corp.	2,348	52,572
Domino’s Pizza, Inc.	2,761	131,479
Einstein Noah Restaurant Group, Inc.	967	12,996
Express, Inc. (a)	4,817	89,115
Flexsteel Industries, Inc.	200	4,600
Gerber Scientific, Inc. (a)(b)	600	—
Harte-Hanks, Inc.	1,800	13,086
Hillenbrand, Inc.	4,696	115,944
Hot Topic, Inc.	13,111	141,599
HSN, Inc.	2,013	107,696
Iconix Brand Group, Inc. (a)	1,618	38,217
Interval Leisure Group, Inc.	3,385	70,645
Jack in the Box, Inc. (a)	2,300	72,818
Jamba, Inc. (a)	6,140	17,192
Journal Communications, Inc. (Class A) (a)	3,418	18,696
KB Home	332	6,205
Kirkland’s, Inc. (a)	198	2,305
La-Z-Boy, Inc.	2,963	54,282
Leapfrog Enterprises, Inc. (a)	5,397	46,252
Libbey, Inc. (a)	821	15,065
Lifetime Brands, Inc.	770	8,370
LIN TV Corp. (Class A) (a)	10,275	116,827
Lions Gate Entertainment Corp. (a)	197	4,131
Lumber Liquidators Holdings, Inc. (a)	100	5,919

	Principal Amount ($) or Shares	Market Value $
M/I Homes, Inc. (a)	123	2,817
Marcus Corp.	400	4,884
Modine Manufacturing Co. (a)	7,755	63,901
Movado Group, Inc.	158	5,694
Multimedia Games Holding Co., Inc. (a)	5,852	109,432
NACCO Industries, Inc. (Class A)	1,361	79,061
National CineMedia, Inc.	262	3,996
New York & Co., Inc. (a)	730	3,146
Nexstar Broadcasting Group, Inc. (Class A)	430	6,390
Office Depot, Inc. (a)	8,527	34,364
Orbitz Worldwide, Inc. (a)	3,039	12,946
Papa John’s International, Inc. (a)	2,552	132,730
Pier 1 Imports, Inc.	7,356	165,289
Pool Corp.	100	4,572
Red Robin Gourmet Burgers, Inc. (a)	87	3,731
Rent-A-Center, Inc.	4,245	154,009
RG Barry Corp.	203	2,505
Scholastic Corp.	1,948	58,635
Select Comfort Corp. (a)	2,200	45,166
SHFL Entertainment, Inc. (a)	205	3,251
Shoe Carnival, Inc.	103	2,001
Sinclair Broadcast Group, Inc. (Class A)	7,079	99,672
Six Flags Entertainment Corp.	752	50,241
Skechers U.S.A., Inc. (Class A) (a)	158	3,302
Sonic Corp. (a)	3,818	43,105
Stage Stores, Inc.	6,274	154,905
Standard Motor Products, Inc.	1,679	41,522
Stein Mart, Inc.	500	4,255
Stewart Enterprises, Inc. (Class A)	13,038	110,432
Systemax, Inc.	1,192	11,860
Tenneco, Inc. (a)	617	21,860
Texas Roadhouse, Inc.	870	16,826
The Cato Corp. (Class A)	343	8,801
The E.W. Scripps Co. (Class A) (a)	3,711	40,116
The Finish Line, Inc. (Class A)	159	2,879
The Jones Group, Inc.	1,769	20,414
The Wet Seal, Inc. (Class A) (a)	3,568	10,490
Tower International, Inc. (a)	232	2,793
Town Sports International Holdings, Inc.	10,716	99,337
Unifi, Inc. (a)	700	10,962
Universal Electronics, Inc. (a)	100	1,954
Valassis Communications, Inc.	4,156	114,248
Zagg, Inc. (a)	464	3,401

		3,858,846

Enhanced Small Cap Fund	27

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Consumer Staples - 3.4%
Cal-Maine Foods, Inc.	501	20,285
Central Garden & Pet Co. (Class A) (a)	810	7,071
Darling International, Inc. (a)	6,753	112,708
Fresh Del Monte Produce, Inc.	4,366	113,909
Harbinger Group, Inc. (a)	1,469	12,589
Harris Teeter Supermarkets, Inc.	1,167	50,181
Inter Parfums, Inc.	300	7,518
Inventure Foods, Inc. (a)	2,303	16,996
J&J Snack Foods Corp.	101	6,991
John B Sanfilippo & Son, Inc.	1,711	32,612
Lancaster Colony Corp.	39	2,854
Medifast, Inc. (a)	3,102	71,904
Nash Finch Co.	1,374	26,340
Nutraceutical International Corp.	500	8,195
Omega Protein Corp. (a)	400	3,312
Orchids Paper Products Co.	154	3,376
Revlon, Inc. (Class A) (a)	1,421	32,043
Rite Aid Corp. (a)	98,009	160,735
Seneca Foods Corp. (Class A) (a)	500	15,260
Spartan Stores, Inc.	220	3,665
Spectrum Brands Holdings, Inc.	53	2,867
Susser Holdings Corp. (a)	832	36,841
The Pantry, Inc. (a)	1,036	12,888
Universal Corp.	2,715	151,470
Village Super Market, Inc. (Class A)	2,370	77,617

		990,227

Energy - 6.0%
Adams Resources & Energy, Inc.	200	7,962
Alon USA Energy, Inc.	5,825	113,529
Bristow Group, Inc.	2,704	157,535
Callon Petroleum Co. (a)	1,002	5,401
Cloud Peak Energy, Inc. (a)	8,485	145,433
Contango Oil & Gas Co.	755	29,264
Crimson Exploration, Inc. (a)	2,459	7,943
CVR Energy, Inc.	382	21,461
Delek US Holdings, Inc.	3,726	139,203
Energy XXI Bermuda, Ltd.	368	10,941
EPL Oil & Gas, Inc. (a)	5,525	142,158
Global Geophysical Services, Inc. (a)	2,969	6,947
Helix Energy Solutions Group, Inc. (a)	8,003	187,350
ION Geophysical Corp. (a)	489	3,247
Matrix Service Co. (a)	1,992	30,996
Natural Gas Services Group, Inc. (a)	200	3,492
Parker Drilling Co. (a)	26,713	127,154
Pioneer Energy Services Corp. (a)	5,028	43,894
Rentech, Inc.	32,600	88,998

	Principal Amount ($) or Shares	Market Value $
REX American Resources Corp. (a)	5,629	130,030
Stone Energy Corp. (a)	5,359	109,592
Tesco Corp. (a)	700	8,897
TGC Industries, Inc.	2,378	22,757
VAALCO Energy, Inc. (a)	6,227	50,501
W&T Offshore, Inc.	4,481	66,588
Warren Resources, Inc. (a)	10,053	26,339
Western Refining, Inc.	799	28,676
Westmoreland Coal Co. (a)	100	1,050
Willbros Group, Inc. (a)	591	3,989

		1,721,327

Financials - 22.5%
1st Source Corp.	1,800	42,408
AG Mortgage Investment Trust, Inc. (c)	3,536	92,749
Alexander’s, Inc. (c)	51	16,550
Alterra Capital Holdings, Ltd.	27	827
American Assets Trust, Inc. (c)	1,462	44,196
American Capital Mortgage Investment Corp. (c)	111	2,853
Anworth Mortgage Asset Corp. (c)	14,745	89,945
Apollo Commercial Real Estate Finance, Inc. (c)	7,835	135,154
Apollo Investment Corp.	8,362	72,666
Apollo Residential Mortgage, Inc. (c)	3,592	80,389
Ares Commercial Real Estate Corp. (c)	100	1,703
Argo Group International Holdings, Ltd.	1,881	71,440
ARMOUR Residential REIT, Inc. (c)	17,900	119,751
Asset Acceptance Capital Corp. (a)	508	2,677
Bancfirst Corp.	52	2,082
Banco Latinoamericano de Comercio Exterior SA	3,219	77,835
Bancorp, Inc. (a)	531	6,781
Banner Corp.	1,190	35,355
BBCN Bancorp, Inc.	5,045	62,457
Berkshire Hills Bancorp, Inc.	719	17,472
BGC Partners, Inc. (Class A)	1,916	8,181
BlackRock Kelso Capital Corp.	477	4,980
Bryn Mawr Bank Corp.	100	2,294
Capstead Mortgage Corp. (c)	6,654	83,441
Cardinal Financial Corp.	965	15,372
Cathay General Bancorp	1,946	37,928
Chatham Lodging Trust (c)	200	3,292
Chemical Financial Corp.	742	18,172
Citizens Republic Bancorp, Inc. (a)	1,987	40,932
City Holding Co.	728	27,606

28	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Clifton Savings Bancorp, Inc.	253	2,859
CNO Financial Group, Inc.	5,255	57,490
Colonial Properties Trust (c)	133	2,867
Colony Financial, Inc. (c)	7,203	159,546
Community Trust Bancorp, Inc.	78	2,662
Cousins Properties, Inc. (c)	6,710	65,221
Cowen Group, Inc. (Class A) (a)	1,022	2,667
Credit Acceptance Corp. (a)	950	105,003
CubeSmart (c)	194	2,860
CYS Investments, Inc. (c)	1,100	13,046
DFC Global Corp. (a)	2,018	37,696
DiamondRock Hospitality Co. (c)	246	2,199
Eagle Bancorp, Inc. (a)	80	1,736
Education Realty Trust, Inc. (c)	4,666	50,906
Enterprise Financial Services Corp.	228	3,187
EverBank Financial Corp.	191	2,884
Ezcorp, Inc. (Class A) (a)	2,257	46,675
F.N.B. Corp.	5,375	61,060
FBL Financial Group, Inc. (Class A)	500	18,170
FBR & Co. (a)	1,275	22,517
FelCor Lodging Trust, Inc. (a)(c)	28,797	144,561
Fifth Street Finance Corp.	410	4,387
Financial Institutions, Inc.	153	3,049
First American Financial Corp.	1,512	36,726
First Bancorp	638	8,511
First BanCorp-Puerto Rico (a)	89	487
First Commonwealth Financial Corp.	10,432	75,841
First Community Bancshares, Inc.	1,222	19,088
First Financial Corp.	520	15,990
First Financial Holdings, Inc.	3,995	79,740
First Merchants Corp.	1,000	14,870
First Midwest Bancorp, Inc.	9,616	120,200
First Potomac Realty Trust (c)	408	5,765
Flushing Financial Corp.	1,375	21,725
FNB United Corp. (a)	421	4,277
GFI Group, Inc.	9,963	34,970
Gladstone Capital Corp.	2,773	25,234
Glimcher Realty Trust (c)	1,717	19,333
Gramercy Capital Corp. (a)(c)	2,709	10,348
Hanmi Financial Corp. (a)	539	9,158
Heritage Financial Corp.	100	1,385
Heritage Oaks Bancorp (a)	485	2,726
Hersha Hospitality Trust (c)	9,343	52,414
Horace Mann Educators Corp.	2,473	50,598
ICG Group, Inc. (a)	1,355	17,656
International Bancshares Corp.	1,708	34,587
Invesco Mortgage Capital, Inc. (c)	9,187	193,111
Investment Technology Group, Inc. (a)	9,260	112,139
KCAP Financial, Inc.	278	2,824

	Principal Amount ($) or Shares	Market Value $
Kite Realty Group Trust (c)	1,100	7,249
Lakeland Financial Corp.	100	2,472
Lexington Realty Trust (c)	9,478	108,618
Maiden Holdings, Ltd.	7,565	76,255
MainSource Financial Group, Inc.	2,623	36,722
Manning & Napier, Inc.	1,095	16,359
MB Financial, Inc.	742	17,593
MCG Capital Corp.	23,201	104,405
Meadowbrook Insurance Group, Inc.	6,830	48,015
Medley Capital Corp.	8,762	131,255
Metro Bancorp, Inc. (a)	1,190	19,814
MetroCorp Bancshares, Inc. (a)	600	6,204
MidWestOne Financial Group, Inc.	219	5,033
Montpelier Re Holdings, Ltd.	6,487	160,359
National Financial Partners Corp. (a)	3,131	61,555
Nelnet, Inc. (Class A)	2,056	68,218
Netspend Holdings, Inc. (a)	609	9,653
New York Mortgage Trust, Inc. (c)	860	6,054
NGP Capital Resources Co.	452	3,191
NorthStar Realty Finance Corp. (c)	1,600	14,320
Northwest Bancshares, Inc.	6,723	83,970
OceanFirst Financial Corp.	220	3,067
Ocwen Financial Corp. (a)	3,979	156,852
Old National Bancorp	2,048	27,648
One Liberty Properties, Inc. (c)	100	2,172
Oriental Financial Group, Inc.	8,701	133,212
Oritani Financial Corp.	1,564	23,006
Pacific Continental Corp.	500	5,315
PennantPark Investment Corp.	2,888	33,501
Pennsylvania Real Estate Investment Trust (c)	200	3,610
PennyMac Mortgage Investment Trust (c)	6,103	155,138
Peoples Bancorp, Inc.	572	12,395
PHH Corp. (a)	2,264	47,567
Platinum Underwriters Holdings, Ltd.	3,076	162,659
Portfolio Recovery Associates, Inc. (a)	557	65,127
Preferred Bank/Los Angeles CA (a)	300	4,836
Primerica, Inc.	2,154	67,786
PrivateBancorp, Inc.	1,545	27,671
Prospect Capital Corp.	630	7,025
Provident Financial Holdings, Inc.	841	14,381
Provident Financial Services, Inc.	536	8,035
Ramco-Gershenson Properties Trust (c)	182	2,876
RLJ Lodging Trust (c)	1,818	38,887
SCBT Financial Corp.	100	4,762
Solar Capital, Ltd.	3,661	89,695

Enhanced Small Cap Fund	29

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Southwest Bancorp, Inc. (a)	2,992	38,866
Sovran Self Storage, Inc. (c)	39	2,373
Starwood Property Trust, Inc. (c)	2,016	56,347
StellarOne Corp.	300	4,617
Sterling Bancorp	300	3,051
Sterling Financial Corp.	153	3,241
Strategic Hotels & Resorts, Inc. (a)(c)	20,412	148,599
Suffolk Bancorp (a)	1,025	14,432
Summit Hotel Properties, Inc. (c)	557	5,347
Sunstone Hotel Investors, Inc. (a)(c)	12,899	146,146
Susquehanna Bancshares, Inc.	14,521	168,879
SWS Group, Inc. (a)	3,417	21,903
Symetra Financial Corp.	1,872	24,654
TCP Capital Corp.	1,500	23,520
THL Credit, Inc.	774	11,889
Two Harbors Investment Corp. (c)	14,870	191,228
Umpqua Holdings Corp.	12,186	152,934
Union First Market Bankshares Corp.	700	12,705
United Financial Bancorp, Inc.	3	45
Universal Health Realty Income Trust (c)	700	39,977
Walker & Dunlop, Inc. (a)	39	827
Walter Investment Management Corp. (a)	138	6,337
Washington Real Estate Investment Trust (c)	103	2,852
Webster Financial Corp.	2,600	57,252
WesBanco, Inc.	1,798	42,055
West Coast Bancorp	122	2,867
Western Alliance Bancorp (a)	2,893	38,477
Western Asset Mortgage Capital Corp. (c)	270	5,802
Westwood Holdings Group, Inc.	70	2,895
Wilshire Bancorp, Inc. (a)	16,770	98,440
Wintrust Financial Corp.	100	3,650
WisdomTree Investments, Inc. (a)	4,500	40,950
World Acceptance Corp. (a)	531	41,790

		6,499,923

Health Care - 11.7%
Acorda Therapeutics, Inc. (a)	189	5,623
Affymax, Inc. (a)	1,303	3,466
Agenus, Inc. (a)	2,895	12,391
Alkermes PLC (a)	8,355	181,387
Almost Family, Inc.	363	7,474
Alnylam Pharmaceuticals, Inc. (a)	244	5,780
Anika Therapeutics, Inc. (a)	900	11,205
ArQule, Inc. (a)	3,605	8,868
ArthroCare Corp. (a)	1,984	69,281

	Principal Amount ($) or Shares	Market Value $
BioDelivery Sciences International, Inc. (a)	6,422	24,211
BioScrip, Inc. (a)	356	3,898
Cambrex Corp. (a)	8,111	93,358
Cantel Medical Corp.	2,426	75,521
Celldex Therapeutics, Inc. (a)	800	7,616
CONMED Corp.	4,722	146,901
Corvel Corp. (a)	59	2,834
CryoLife, Inc.	17,678	108,366
Cubist Pharmaceuticals, Inc. (a)	3,611	153,215
Curis, Inc. (a)	3,133	8,428
Cynosure, Inc. (Class A) (a)	650	18,415
Dendreon Corp. (a)	79	457
Dyax Corp. (a)	4,754	15,260
Emergent Biosolutions, Inc. (a)	6,308	97,711
Emeritus Corp. (a)	100	2,849
Endocyte, Inc. (a)	915	8,830
Enzon Pharmaceuticals, Inc.	1,800	7,614
Five Star Quality Care, Inc. (a)	2,900	18,386
Gentiva Health Services, Inc. (a)	2,468	25,963
GTX, Inc. (a)	8,340	37,947
Hanger, Inc. (a)	4,639	137,593
HealthSouth Corp. (a)	4,947	119,322
Healthways, Inc. (a)	797	10,241
Invacare Corp.	3,257	47,259
Keryx Biopharmaceuticals, Inc. (a)	1,700	10,931
Lexicon Pharmaceuticals, Inc. (a)	20,600	40,582
LHC Group, Inc. (a)	300	6,096
Ligand Pharmaceuticals, Inc. (Class B) (a)	277	5,690
Magellan Health Services, Inc. (a)	3,167	163,291
Maxygen, Inc.	5,985	14,603
MedAssets, Inc. (a)	7,920	146,282
Momenta Pharmaceuticals, Inc. (a)	224	2,854
National Healthcare Corp.	230	10,665
NPS Pharmaceuticals, Inc. (a)	1,128	9,001
NuVasive, Inc. (a)	2,649	49,192
Obagi Medical Products, Inc. (a)	10	135
Omnicell, Inc. (a)	3,185	57,394
Orexigen Therapeutics, Inc. (a)	3,802	22,660
Orthofix International NV (a)	1,591	59,281
PAREXEL International Corp. (a)	83	2,879
PDL BioPharma, Inc.	21,758	155,352
Pharmacyclics, Inc. (a)	32	2,809
PharMerica Corp. (a)	2,785	39,909
POZEN, Inc. (a)	4,690	29,031
Progenics Pharmaceuticals, Inc. (a)	2,758	7,281
Questcor Pharmaceuticals, Inc.	2,927	95,420
Repligen Corp. (a)	3,635	22,646
RTI Biologics, Inc. (a)	12,450	45,194
Sangamo Biosciences, Inc. (a)	5,748	58,572

30	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Santarus, Inc. (a)	7,147	94,841
Sciclone Pharmaceuticals, Inc. (a)	8,774	41,764
Select Medical Holdings Corp.	14,289	132,030
Spectranetics Corp. (a)	501	9,093
Spectrum Pharmaceuticals, Inc.	8,209	93,583
STERIS Corp.	2,517	98,163
SurModics, Inc. (a)	2,264	57,415
Symmetry Medical, Inc. (a)	800	8,344
Synageva BioPharma Corp. (a)	80	3,998
Team Health Holdings, Inc. (a)	85	2,847
The Providence Service Corp. (a)	1,487	25,398
Threshold Pharmaceuticals, Inc. (a)	603	2,792
Triple-S Management Corp. (Class B) (a)	6,201	111,370
US Physical Therapy, Inc.	1,077	26,516
Vanda Pharmaceuticals, Inc. (a)	594	2,233
Vascular Solutions, Inc. (a)	1,220	18,520
Ventrus Biosciences, Inc. (a)	8	24
Vical, Inc. (a)	963	3,082
ViroPharma, Inc. (a)	2,960	73,822
WellCare Health Plans, Inc. (a)	894	51,128

		3,392,383

Industrials - 15.6%
A.O. Smith Corp.	538	38,483
AAR Corp.	3,156	55,451
Actuant Corp. (Class A)	4,909	149,283
Air Transport Services Group, Inc. (a)	3,575	19,734
Aircastle, Ltd.	3,617	48,721
Alamo Group, Inc.	569	20,359
Alaska Air Group, Inc. (a)	3,295	169,857
Altra Holdings, Inc.	1,703	43,835
AMERCO, Inc.	801	120,719
American Railcar Industries, Inc.	471	20,554
Applied Industrial Technologies, Inc.	1,532	66,504
AT Cross Co. (Class A) (a)	398	4,860
Avis Budget Group, Inc. (a)	2,561	59,851
Barrett Business Services, Inc.	1,217	53,159
Beacon Roofing Supply, Inc. (a)	100	3,690
Belden, Inc.	3,239	163,116
Brady Corp. (Class A)	4,111	139,980
Briggs & Stratton Corp.	153	3,742
Ceco Environmental Corp.	1,200	12,960
Celadon Group, Inc.	7,201	143,516
Cenveo, Inc. (a)	5,173	10,863
CLARCOR, Inc.	781	39,823
Columbus McKinnon Corp. (a)	860	16,873
Comfort Systems USA, Inc.	5,847	72,971

	Principal Amount ($) or Shares	Market Value $
Consolidated Graphics, Inc. (a)	1,579	60,949
Courier Corp.	4,438	55,697
Deluxe Corp.	4,382	173,878
DigitalGlobe, Inc. (a)	200	5,216
Dycom Industries, Inc. (a)	4,419	92,578
Edgen Group, Inc. (a)	431	3,457
EMCOR Group, Inc.	5,162	199,098
EnergySolutions, Inc. (a)	9,500	35,340
EnerSys (a)	4,230	172,922
Exponent, Inc. (a)	301	15,131
Freightcar America, Inc.	120	2,524
GenCorp, Inc. (a)	4,577	55,153
Gibraltar Industries, Inc. (a)	867	14,869
GP Strategies Corp. (a)	189	4,080
Granite Construction, Inc.	82	2,549
Griffon Corp.	500	5,635
H&E Equipment Services, Inc.	2,056	40,010
Heartland Express, Inc.	3,125	42,406
Hyster-Yale Materials Handling, Inc.	1,726	88,423
ICF International, Inc. (a)	1,704	42,157
II-VI, Inc. (a)	166	2,877
Insperity, Inc.	746	21,149
Intersections, Inc.	2,005	21,032
JetBlue Airways Corp. (a)	900	5,454
John Bean Technologies Corp.	2,283	42,076
Kadant, Inc. (a)	3,753	92,136
Kforce, Inc.	6,341	92,198
Kimball International, Inc. (Class B)	1,244	11,457
Knoll, Inc.	2,288	38,942
L.B. Foster Co. (Class A)	1,060	46,810
Lydall, Inc. (a)	3,295	49,623
Marten Transport, Ltd.	1,608	33,286
Meritor, Inc. (a)	28,635	125,994
Michael Baker Corp.	196	4,751
Miller Industries, Inc/TN	1,178	18,754
Mine Safety Appliances Co.	100	4,685
Moog, Inc. (Class A) (a)	310	13,938
Mueller Industries, Inc.	40	2,127
MYR Group, Inc. (a)	123	2,855
Navigant Consulting, Inc. (a)	3,922	49,927
NCI Building Systems, Inc. (a)	3,400	55,590
NN, Inc. (a)	641	5,551
Nortek, Inc. (a)	584	42,013
Orbital Sciences Corp. (a)	3,957	58,484
Resources Connection, Inc.	10,783	131,660
Sauer-Danfoss, Inc.	1,250	67,650
Seaboard Corp.	6	17,118
Spirit Airlines, Inc. (a)	6,627	134,197
Steelcase, Inc. (Class A)	11,367	160,843
Swift Transportation Co. (a)	575	7,780

Enhanced Small Cap Fund	31

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Sypris Solutions, Inc.	2,518	10,425
TAL International Group, Inc.	67	2,884
Taser International, Inc. (a)	18,379	136,924
Tetra Tech, Inc. (a)	2,083	60,115
The Brink’s Co.	2,621	69,325
Titan International, Inc.	2,415	50,981
TMS International Corp. (Class A) (a)	320	4,410
TRC Cos., Inc. (a)	1,459	9,396
TrueBlue, Inc. (a)	5,175	100,343
Tutor Perini Corp. (a)	133	2,262
Universal Forest Products, Inc.	188	7,629
US Airways Group, Inc. (a)	4,766	64,007
Viad Corp.	800	21,968

		4,492,602

Information Technology - 16.8%
Actuate Corp. (a)	7,127	42,833
Acxiom Corp. (a)	7,114	129,546
Advanced Energy Industries, Inc. (a)	7,250	130,790
Alpha & Omega Semiconductor, Ltd. (a)	200	1,612
Amkor Technology, Inc. (a)	7,509	30,411
Anaren, Inc. (a)	784	15,170
Anixter International, Inc.	301	20,745
Arris Group, Inc. (a)	9,988	173,292
Aspen Technology, Inc. (a)	6,250	192,250
AVG Technologies NV (a)	1,455	22,844
Aviat Networks, Inc. (a)	2,140	7,618
Benchmark Electronics, Inc. (a)	3,175	55,309
Black Box Corp.	2,596	62,979
Blucora, Inc. (a)	6,781	105,106
BroadSoft, Inc. (a)	200	4,200
Brooks Automation, Inc.	617	6,238
CalAmp Corp. (a)	800	8,760
CEVA, Inc. (a)	1,928	29,171
Ciena Corp. (a)	2,321	35,372
Cirrus Logic, Inc. (a)	118	2,837
Coherent, Inc.	1,310	75,666
CommVault Systems, Inc. (a)	555	41,042
Comtech Telecommunications Corp.	2,145	57,443
Comverse, Inc. (a)	900	24,768
CSG Systems International, Inc. (a)	1,621	31,464
CTS Corp.	500	4,900
Daktronics, Inc.	3,300	33,693
Datalink Corp. (a)	2,075	21,539
Dice Holdings, Inc. (a)	14,210	136,984
Digimarc Corp.	292	6,520
Digital River, Inc. (a)	8,393	119,516
DSP Group, Inc. (a)	1,668	12,076
EarthLink, Inc.	15,758	91,554

	Principal Amount ($) or Shares	Market Value $
Ebix, Inc.	931	14,924
Electro Rent Corp.	700	11,326
Electronics for Imaging, Inc. (a)	6,663	153,649
Emulex Corp. (a)	7,592	48,968
Entegris, Inc. (a)	12,097	115,042
Entropic Communications, Inc. (a)	981	4,326
ePlus, Inc.	317	14,569
Fabrinet (a)	169	2,773
Fair Isaac Corp.	1,530	67,840
FEI Co.	119	7,537
First Solar, Inc. (a)	483	12,486
Global Cash Access Holdings, Inc. (a)	18,386	130,541
GSI Group, Inc. (a)	711	6,826
Harmonic, Inc. (a)	9,871	56,166
Heartland Payment Systems, Inc.	2,427	75,480
Insight Enterprises, Inc. (a)	8,115	155,970
Integrated Silicon Solution, Inc. (a)	11,207	95,260
Intermec, Inc. (a)	5,600	55,440
Internap Network Services Corp. (a)	446	3,871
IXYS Corp.	3,189	31,794
j2 Global, Inc.	56	1,998
Key Tronic Corp. (a)	1,100	11,693
Lattice Semiconductor Corp. (a)	1,980	9,266
Littelfuse, Inc.	901	59,619
Loral Space & Communications, Inc.	1,400	81,536
Manhattan Associates, Inc. (a)	2,238	156,347
MAXIMUS, Inc.	60	4,367
Microsemi Corp. (a)	150	3,095
MKS Instruments, Inc.	973	26,407
Monotype Imaging Holdings, Inc.	5,708	119,868
Move, Inc. (a)	285	2,782
Multi-Fineline Electronix, Inc. (a)	110	1,681
Netscout Systems, Inc. (a)	2,316	58,896
Newport Corp. (a)	1,991	32,553
Oplink Communications, Inc. (a)	1,841	28,278
OSI Systems, Inc. (a)	6	346
PC Connection, Inc.	2,039	29,239
Perficient, Inc. (a)	856	9,912
Pericom Semiconductor Corp. (a)	3,550	24,921
Plantronics, Inc.	2,467	99,568
Power-One, Inc. (a)	6,251	26,629
PRGX Global, Inc. (a)	800	5,200
Progress Software Corp. (a)	2,735	61,592
PTC, Inc. (a)	4,337	100,358
QAD, Inc. (Class A)	2,293	29,924
RF Micro Devices, Inc. (a)	16,900	77,909
Rudolph Technologies, Inc. (a)	10,119	111,511
Spansion, Inc. (Class A) (a)	11,946	140,485
support.com, Inc. (a)	672	2,621
Sykes Enterprises, Inc. (a)	6,679	99,250

32	Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Symmetricom, Inc. (a)	5,362	26,488
Synacor, Inc. (a)	3,626	11,930
SYNNEX Corp. (a)	1,019	38,854
Tangoe, Inc. (a)	290	3,964
TeleNav, Inc. (a)	2,661	18,920
TeleTech Holdings, Inc. (a)	2,579	48,253
TiVo, Inc. (a)	7,137	88,427
TriQuint Semiconductor, Inc. (a)	4,700	22,090
TTM Technologies, Inc. (a)	345	2,829
Ultra Clean Holdings (a)	7,569	44,657
Ultratech, Inc. (a)	1,284	52,618
Unisys Corp. (a)	6,554	150,611
United Online, Inc.	5,025	29,648
Websense, Inc. (a)	2,810	42,122
XO Group, Inc. (a)	4,947	45,265
Zygo Corp. (a)	74	1,060

		4,844,623

Materials - 5.7%
A. Schulman, Inc.	1,900	59,565
Axiall Corp.	430	24,329
Boise, Inc.	12,719	109,256
Buckeye Technologies, Inc.	2,306	63,945
Chemtura Corp. (a)	4,434	89,212
Coeur d’Alene Mines Corp. (a)	7,480	142,195
FutureFuel Corp.	218	2,858
Golden Star Resources, Ltd. (a)	8,779	13,871
Graphic Packaging Holding Co. (a)	3,803	28,218
Handy & Harman, Ltd. (a)	206	3,337
Headwaters, Inc. (a)	4,689	44,124
Innophos Holdings, Inc.	500	24,415
Innospec, Inc.	3,773	151,863
Kaiser Aluminum Corp.	343	21,005
Koppers Holdings, Inc.	3,032	125,767
Landec Corp. (a)	4,073	44,844
Materion Corp.	103	2,849
Minerals Technologies, Inc.	2,366	95,208
Myers Industries, Inc.	4,709	69,317
Noranda Aluminum Holding Corp.	2,542	12,100
Omnova Solutions, Inc. (a)	14,662	117,443
P.H. Glatfelter Co.	5,377	97,593
PolyOne Corp.	232	5,287
Schweitzer-Mauduit International, Inc.	4,217	155,397
Spartech Corp. (a)	5,674	56,002
Stepan Co.	50	3,062
SunCoke Energy, Inc. (a)	4,629	76,332
Worthington Industries, Inc.	200	5,668

		1,645,062

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.1%
Cbeyond, Inc. (a)	360	2,527
IDT Corp. (Class B)	3,285	33,211
magicJack VocalTec, Ltd. (a)	6,998	80,127
Premiere Global Services, Inc. (a)	6,400	68,288
USA Mobility, Inc.	1,963	22,810
Vonage Holdings Corp. (a)	37,148	98,071

		305,034

Utilities - 2.9%
American DG Energy, Inc. (a)	933	2,053
Avista Corp.	1,436	37,609
Black Hills Corp.	212	8,817
Cadiz, Inc. (a)	371	2,501
California Water Service Group	776	15,567
Chesapeake Utilities Corp.	600	28,818
Cleco Corp.	1,302	57,679
Consolidated Water Co., Ltd.	600	5,472
Delta Natural Gas Co., Inc.	1,845	36,051
El Paso Electric Co.	4,075	135,901
Genie Energy, Ltd. (Class B)	2,400	16,848
IDACORP, Inc.	2,403	112,196
Middlesex Water Co.	219	4,262
NorthWestern Corp.	1,137	44,320
PNM Resources, Inc.	7,294	163,823
Portland General Electric Co.	574	17,042
South Jersey Industries, Inc.	336	18,527
Southwest Gas Corp.	1,690	76,557
The Laclede Group, Inc.	639	26,045
UNS Energy Corp.	515	24,215

		834,303

Total Common Stocks (cost $23,081,651)		28,584,330

Short-Term Investment - 0.8%
SSgA Prime Money Market Fund 0.08% (d)(e) (cost $237,755)	237,755	237,755

Total Investments - 99.9% (identified cost $23,319,406)		28,822,085

Other Assets and Liabilities, Net - 0.1%		34,406

Net Assets - 100.0%		28,856,491

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund	33

SSgA

Enhanced Small Cap Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Footnotes:

(a)	Non-income producing security.
(b)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(c)	Real Estate Investment Trust (REIT).
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4)
(e)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	2	USD	182,040	03/13	(2,904)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					(2,904)

*	Cash collateral balances were held in connection with futures contract purchased (sold) by the Fund. See Note 2.

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$3,858,846	$—	$—	*	$3,858,846	13.4
Consumer Staples	990,227	—	—		990,227	3.4
Energy	1,721,327	—	—		1,721,327	6.0
Financials	6,499,923	—	—		6,499,923	22.5
Health Care	3,392,383	—	—		3,392,383	11.7
Industrials	4,492,602	—	—		4,492,602	15.6
Information Technology	4,844,623	—	—		4,844,623	16.8
Materials	1,645,062	—	—		1,645,062	5.7
Telecommunication Services	305,034	—	—		305,034	1.1
Utilities	834,303	—	—		834,303	2.9
Short-Term Investment	237,755	—	—		237,755	0.8

Total Investments	$28,822,085	$—	$—		$28,822,085	99.9

Other Assets and Liabilities, Net						0.1

						100.0

Other Financial Instruments
Futures Contracts	(2,904)	—	—		(2,904)	(—	)**

Total Other Financial Instruments***	$(2,904)	$—	$—		$(2,904)

*	Fund held a Level 3 security that was valued at $0 at February 28, 2013.
**	Less than .05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no material transfers between levels for the period ended February 28, 2013. The transfers that did occur were the result of fair value pricing using significant unobservable inputs for Level 3 securities.

See accompanying notes which are an integral part of the financial statements.

34	Enhanced Small Cap Fund

SSgA

Equity Funds

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Dynamic Small Cap Fund	Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)	IAM SHARES Fund	Enhanced Small Cap Fund

Assets
Investments, at identified cost	$14,590,048	$35,198,959	$140,659,215	$23,319,406
Investments, at market *,**	16,652,928	50,863,670	191,678,145	28,822,085
Cash (restricted)	—	—	—	24,000
Receivables:
Dividends and interest	11,144	26,706	480,037	22,673
Dividends from affiliated money market funds	11	12	316	49
Investments sold	—	222,675	—	1,380,245
Fund shares sold	1,976	9,109	1,073	1,000
Foreign taxes recoverable	—	—	141	—
From advisor	14,136	14,670	—	13,747
Daily variation margin on futures contracts	—	—	—	220
Prepaid expenses	143	816	2,240	350

Total assets	16,680,338	51,137,658	192,161,952	30,264,369

Liabilities
Payables:
Investments purchased	—	417,656	—	1,323,487
Fund shares redeemed	105	67,834	—	10,806
Accrued fees to affiliates and trustees	44,990	71,832	81,461	43,374
Other accrued expenses	27,848	22,432	62,882	30,211
Daily variation margin on futures contracts	—	—	8,750	—
Payable upon return of securities loaned	3,371,611	5,525,439	8,366,208	—

Total liabilities	3,444,554	6,105,193	8,519,301	1,407,878

Net Assets	$13,235,784	$45,032,465	$183,642,651	$28,856,491

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$73,003	$283,052	$712,739	$268,923
Accumulated net realized gain (loss)	(20,813,534)	(12,634,386)	(23,380,130)	(4,248,516)
Unrealized appreciation (depreciation) on:
Investments	2,062,880	15,664,711	51,018,930	5,502,679
Futures contracts	—	—	360,223	(2,904)
Shares of beneficial interest	476	3,374	15,676	2,226
Additional paid-in-capital	31,912,959	41,715,714	154,915,213	27,334,083

Net Assets	$13,235,784	$45,032,465	$183,642,651	$28,856,491

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$27.82	$13.35	$11.72	$12.96
Net assets	$13,235,784	$45,032,465	$183,642,651	$28,856,491
Shares outstanding ($0.001 par value)	475,761	3,374,318	15,675,732	2,225,960
* Securities on loan included in investments	$3,306,401	$5,413,142	$8,446,774	$—
** Investments in affiliated issuers	$3,508,782	$6,202,265	$13,147,703	$237,755
(a) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	35

SSgA

Equity Funds

Statements of Operations — For the Period Ended February 28, 2013 (Unaudited)

	Dynamic Small Cap Fund	Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)	IAM SHARES Fund	Enhanced Small Cap Fund

Investment Income
Dividends (net of foreign taxes withheld of $387, $0, $0, and $124 respectively)	$132,174	$934,075	$2,131,975	$375,043
Dividends from affiliated money market funds	5,013	6,198	19,149	152
Interest	—	—	142	—
Securities lending income	4,940	6,063	16,763	—

Total investment income	142,127	946,336	2,168,029	375,195

Expenses
Advisory fees	41,463	174,801	215,803	62,060
Administrative fees	16,353	22,365	38,241	18,601
Custodian fees	24,460	17,017	28,901	35,701
Distribution fees	10,064	57,781	27,201	28,615
Transfer agent fees	26,236	23,741	17,116	16,874
Professional fees	17,724	24,199	30,055	24,819
Registration fees	5,316	9,440	7,497	6,757
Shareholder servicing fees	740	9,108	17,765	23
Trustees’ fees	4,929	5,314	6,675	5,027
Insurance fees	140	817	2,298	357
Printing fees	5,341	11,132	19,207	4,316
Miscellaneous	3,067	1,729	11,666	1,631

Expenses before reductions	155,833	357,444	422,425	204,781
Expense reductions	(86,729)	(88,519)	(3,091)	(101,348)

Net expenses	69,104	268,925	419,334	103,433

Net investment income (loss)	73,023	677,411	1,748,695	271,762

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	496,526	13,122,975	284,563	1,562,285
Futures contracts	—	—	353,110	40,928

Net realized gain (loss)	496,526	13,122,975	637,673	1,603,213

Net change in unrealized appreciation (depreciation) on:
Investments	1,078,422	(13,595,665)	12,994,481	1,628,330
Futures contracts	—	—	69,532	(5,860)

Net change in unrealized appreciation (depreciation)	1,078,422	(13,595,665)	13,064,013	1,622,470

Net realized and unrealized gain (loss)	1,574,948	(472,690)	13,701,686	3,225,683

Net Increase (Decrease) in Net Assets from Operations	$1,647,971	$204,721	$15,450,381	$3,497,445

See accompanying notes which are an integral part of the financial statements.

36	Statements of Operations

This page has been intentionally left blank.

SSgA

Equity Funds

Statements of Changes in Net Assets — For the Periods Ended

	Dynamic Small Cap Fund		Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)
	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$73,023	$108,639	$677,411	$1,026,445
Net realized gain (loss)	496,526	739,317	13,122,975	4,609,881
Net change in unrealized appreciation (depreciation)	1,078,422	610,615	(13,595,665)	5,059,375

Net increase (decrease) in net assets from operations	1,647,971	1,458,571	204,721	10,695,701

Distributions
From net investment income	(108,659)	—	(579,747)	(849,986)

Net decrease in net assets from distributions	(108,659)	—	(579,747)	(849,986)

Share Transactions
Net increase (decrease) in net assets from share transactions	1,689,770	(1,209,319)	(16,747,090)	(5,826,072)

Total Net Increase (Decrease) in Net Assets	3,229,082	249,252	(17,122,116)	4,019,643

Net Assets
Beginning of period	10,006,702	9,757,450	62,154,581	58,134,938

End of period	$13,235,784	$10,006,702	$45,032,465	$62,154,581

Undistributed (overdistributed) net investment income included in net assets	$73,003	$108,639	$283,052	$185,388

See accompanying notes which are an integral part of the financial statements.

38	Statements of Changes in Net Assets

IAM SHARES Fund		Enhanced Small Cap Fund
Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

$1,748,695	$2,868,842	$271,762	$278,494
637,673	(447,725)	1,603,213	2,037,819
13,064,013	24,623,542	1,622,470	1,075,678

15,450,381	27,044,659	3,497,445	3,391,991

(1,808,288)	(2,780,639)	(283,671)	(206,136)

(1,808,288)	(2,780,639)	(283,671)	(206,136)

1,811,402	(8,417,646)	(1,491,203)	(3,363,138)

15,453,495	15,846,374	1,722,571	(177,283)

168,189,156	152,342,782	27,133,920	27,311,203

$183,642,651	$168,189,156	$28,856,491	$27,133,920

$712,739	$772,332	$268,923	$281,285

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	39

SSgA

Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Dynamic Small Cap Fund
February 28, 2013*	24.28	0.17	3.63	3.80	(0.26)	–
August 31, 2012	20.89	0.25	3.14	3.39	–	–
August 31, 2011	15.80	(0.05)	5.14	5.09	–	–
August 31, 2010	15.31	(0.02)	0.51	0.49	–	–
August 31, 2009	22.14	(0.06)	(6.77)	(6.83)	–	–
August 31, 2008	30.06	(0.08)	(4.75)	(4.83)	(0.03)	(3.06)
Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)
February 28, 2013*	13.11	0.16	0.21	0.37	(0.13)	–
August 31, 2012	11.07	0.21	2.00	2.21	(0.17)	–
August 31, 2011	9.49	0.14	1.60	1.74	(0.16)	–
August 31, 2010	7.48	0.21	2.06	2.27	(0.26)	–
August 31, 2009	14.00	0.28	(5.80)	(5.52)	(0.27)	(0.73)
August 31, 2008	19.58	0.26	(1.31)	(1.05)	(0.24)	(4.29)
IAM SHARES Fund
February 28, 2013*	10.84	0.11	0.89	1.00	(0.12)	–
August 31, 2012	9.37	0.18	1.46	1.64	(0.17)	–
August 31, 2011	8.07	0.15	1.30	1.45	(0.15)	–
August 31, 2010	7.88	0.14	0.18	0.32	(0.13)	–
August 31, 2009	9.89	0.17	(1.99)	(1.82)	(0.19)	–
August 31, 2008	11.37	0.19	(1.49)	(1.30)	(0.18)	–
Enhanced Small Cap Fund
February 28, 2013*	11.54	0.12	1.42	1.54	(0.12)	–
August 31, 2012	10.14	0.11	1.37	1.48	(0.08)	–
August 31, 2011	7.95	0.07	2.17	2.24	(0.05)	–
August 31, 2010	7.42	0.05	0.54	0.59	(0.06)	–
August 31, 2009	10.01	0.06	(2.56)	(2.50)	(0.09)	–
August 31, 2008	11.79	0.08	(1.38)	(1.30)	(0.06)	(0.42)

*	For the six months ended February 28, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

40	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(0.26)	27.82	15.80	13,236	1.25	2.82	1.32	56
–	24.28	16.23	10,007	1.25	3.51	1.10	160
–	20.89	32.22	9,115	1.25	3.38	(0.24)	179
–	15.80	3.20	8,562	1.53	3.36	(0.10)	240
–	15.31	(30.85)	10,906	1.81	2.70	(0.39)	235
(3.09)	22.14	(17.93)	25,927	1.38	1.38	(0.35)	159

(0.13)	13.35	2.89	45,032	1.00	1.33	2.52	42
(0.17)	13.11	20.22	62,155	1.00	1.32	1.76	21
(0.16)	11.07	18.41	58,135	1.00	1.26	1.29	12
(0.26)	9.49	30.77	59,738	1.00	1.31	2.46	36
(1.00)	7.48	(39.82)	75,511	1.00	1.29	3.88	55
(4.53)	14.00	(6.47)	158,284	1.00	1.10	1.73	35

(0.12)	11.72	9.28	183,643	0.49	0.49	2.03	–
(0.17)	10.84	17.73	168,189	0.50	0.51	1.74	3
(0.15)	9.37	17.99	152,343	0.48	0.48	1.54	–
(0.13)	8.07	4.01	128,928	0.53	0.53	1.62	2
(0.19)	7.88	(18.15)	123,953	0.54	0.54	2.39	5
(0.18)	9.89	(11.52)	199,951	0.46	0.46	1.80	2

(0.12)	12.96	13.58	28,856	0.75	1.48	1.97	29
(0.08)	11.54	14.76	27,134	0.75	1.58	1.06	64
(0.05)	10.14	28.19	27,311	0.75	1.44	0.69	57
(0.06)	7.95	8.01	26,130	0.75	1.58	0.62	77
(0.09)	7.42	(24.91)	27,314	0.75	1.48	0.85	101
(0.48)	10.01	(11.54)	41,988	0.75	1.09	0.78	93

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	41

SSgA

Equity Funds

Notes to Financial Statements — February 28, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of February 28, 2013. These financial statements report on four funds: the SSgA Dynamic Small Cap Fund, SSgA Clarion Real Estate Fund (formerly SSgA Tuckerman Active REIT Fund), SSgA IAM SHARES Fund, and SSgA Enhanced Small Cap Fund (each a “Fund” and collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2012, the Investment Company ceased offering Class R Shares with respect to the SSgA Dynamic Small Cap Fund. The outstanding Class R Shares were converted into Institutional Class Shares of the SSgA Dynamic Small Cap Fund, having the same aggregate value as such Class R Shares.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’

42	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements	43

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities’ valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Footnotes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2013 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through

44	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

August 31, 2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At February 28, 2013, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Dynamic Small Cap Fund	$—	$—	$—	$—	$14,819,112	$6,490,926	$—	$21,310,038
Clarion Real Estate Fund	$—	$—	$—	$—	$—	$25,644,755	$—	$25,644,755
IAM SHARES Fund	$859,207	$—	$—	$2,796,414	$1,248,239	$17,638,415	$413,777	$22,956,052
Enhanced Small Cap Fund	$—	$—	$—	$—	$—	$5,653,442	$—	$5,653,442

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2013, the Funds’ aggregate cost of investments and the comparison of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund	Enhanced Small Cap Fund
Cost of Investments for Tax Purposes	$14,590,371	$35,300,782	$141,048,098	$23,370,570

Gross Tax Unrealized Appreciation	2,197,069	15,757,893	67,849,009	6,229,876
Gross Tax Unrealized Depreciation	(134,512)	(195,005)	(17,218,962)	(778,361)

Net Unrealized Appreciation (Depreciation)	$2,062,557	$15,562,888	$50,630,047	$5,451,515

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Dynamic Small Cap Fund	Annually
Clarion Real Estate Fund	Monthly
IAM SHARES Fund	Quarterly
Enhanced Small Cap Fund	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Notes to Financial Statements	45

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging and/or return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2013 were as follows:

	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts
Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$360,223	$—

Total	$360,223	$—

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$—	$2,904

Total	$—	$2,904

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

46	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the period ended February 28, 2013 were as follows:

	IAM SHARES Fund	Enhanced Small Cap Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Equity Contracts
Location
Statement of Operations — Net Realized gain (loss)
Futures contracts	$353,110	$40,928

Total	$353,110	$40,928

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$69,532	$(5,860)

Total	$69,532	$(5,860)

For the period ended February 28, 2013, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	IAM SHARES Fund	Enhanced Small Cap Fund
November 30, 2012	14	3
February 28, 2013	14	2

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized. As of February 28, 2013, the Enhanced Small Cap Fund had a $24,000 cash collateral balance held in connection with futures contracts purchased (sold).

For the period ended February 28, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA IAM SHARES Fund	Equitize cash and cash equivalents
SSgA Enhanced Small Cap Fund	Hedging duration

Notes to Financial Statements	47

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Contractual Obligation/Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 28, 2013, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

	Purchases	Sales

Dynamic Small Cap Fund	$7,989,436	$6,283,044
Clarion Real Estate Fund	22,350,214	39,467,534
IAM SHARES Fund	1,963,044	31,274
Enhanced Small Cap Fund	7,921,166	9,427,738

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2013, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
IAM SHARES Fund	$580,451	Pool of US Treasuries
Dynamic Small Cap Fund	$25,766	Pool of US Treasuries

The Funds cannot repledge or sell non-cash collateral balances.

48	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Tuckerman Group, LLC served as the investment sub-advisor (through December 31, 2012) and CBRE Clarion Securities LLC currently serves as the sub-advisor (effective January 1, 2013) for the SSgA Clarion Real Estate Fund. The Advisor provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the sub-advisor. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with its investment objective, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Dynamic Small Cap Fund	0.75
Clarion Real Estate Fund	0.65
IAM SHARES Fund	0.25
Enhanced Small Cap Fund	0.45

The Advisor has contractually agreed to waive up to the full amount of the Dynamic Small Cap Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.25%, of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2013 was $41,463. The total amount of reimbursement for the period ended February 28, 2013 was $45,166.

The Advisor has contractually agreed to waive up to the full amount of the Clarion Real Estate Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2013 was $88,358. There was no reimbursement for the period ended February 28, 2013.

The Advisor has contractually agreed to waive up to the full amount of the IAM SHARES Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.65% of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). There was no waiver or reimbursement for the period ended February 28, 2013.

The Advisor has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2013 was $62,060. The total amount of reimbursement for the period ended February 28, 2013 was $39,082. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of February 28, 2013, $5,833,247 of the Central Fund’s net assets represents investments by these Funds, and $15,701,391 represents the investments of other Investment Company Funds not presented herein.

Notes to Financial Statements	49

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

For the period ended February 28, 2013, the total advisory fees waived were as follows:

Amount Waived

Dynamic Small Cap Fund	$100
Clarion Real Estate Fund	161
IAM SHARES Fund	3,091
Enhanced Small Cap Fund	206

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Agreement dated April 11, 2012. For these services, the Funds pay State Street assetbased fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

IAM SHARES Fund	$1

Securities Lending

State Street is authorized to act on behalf of the Investment Company as lending agent with respect to the lending of certain securities of the Investment Company held by State Street as custodian, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement).

For the period September 1, 2012 through February 28, 2013, State Street earned securities lending agent fees as follows:

Agent Fees Earned

Dynamic Small Cap Fund	$819
Clarion Real Estate Fund	1,070
IAM SHARES Fund	2,961

Transactions with Affiliates

Each Fund may invest in the SSgA Prime Money Market Fund, a series of the Investment Company. All income distributions earned by the Funds from affiliated money market funds are recorded as dividends from affiliated money market funds on the Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, for which SSgA FM serves as the investment advisor.

Amounts related to investments in the SSgA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at February 28, 2013 and for the period then ended are:

		Purchased		Sold
SSgA Prime Money Market Fund	Value at 8/31/2012	Cost	Shares	Cost	Shares	Value at 2/28/2013	Income

Dynamic Small Cap Fund	$82,538	$1,945,615	1,945,615	$1,890,982	1,890,982	$137,171	$73
Clarion Real Estate Fund	538,339	6,748,916	6,748,916	6,610,429	6,610,429	676,826	135
IAM SHARES Fund	4,568,189	3,748,904	3,748,904	3,535,598	3,535,598	4,781,495	2,517
Enhanced Small Cap Fund	234,162	3,338,350	3,338,350	3,334,757	3,334,757	237,755	152

50	Notes to Financial Statements

SSgA

Equity Fund

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

		Purchased		Sold
State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2012	Cost	Shares	Cost	Shares	Value at 2/28/2013	Income
Dynamic Small Cap Fund	$2,558,697	$2,520,835	2,520,835	$1,707,921	1,707,921	$3,371,611	$4,940
Clarion Real Estate Fund	11,984,819	32,226,157	32,226,157	38,685,537	38,685,537	5,525,439	6,063
IAM SHARES Fund	15,153,582	22,928,711	22,928,711	29,716,085	29,716,085	8,366,208	16,632

Administrator

State Street (the “Administrator”) serves as Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $10 billion – 0.0175%; next $10 billion – 0.0125%; next $10 billion – 0.0075% and 0.0050% thereafter. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses. Prior to January 1, 2013, Russell Fund Services Company (“RFSC”) served as administrator at an annual fee based on the following percentages of the average daily net assets of the Funds: $0 to $2 billion – 0.0315%; over $2 billion – 0.029%. In addition, RFSC charged a flat fee of $30,000 per year per Fund with less than $500 million in assets under management.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Institutional Class

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2013, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets

Dynamic Small Cap Fund	$254	$184
Clarion Real Estate Fund	984	90
IAM SHARES Fund	21,262	3
Enhanced Small Cap Fund	7	—

The Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily

Notes to Financial Statements	51

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of February 28, 2013, the Dynamic Small Cap Fund, Clarion Real Estate Fund, IAM SHARES Fund and the Enhanced Small Cap Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2013 were as follows:

	Dynamic Small Cap Fund	Clarion Real Estate Fund	IAM SHARES Fund	Enhanced Small Cap Fund

Advisory fees	$7,369	$22,642	$30,811	$10,190
Administration fees	5,251	6,303	10,257	5,749
Custodian Fees	8,133	4,621	8,534	12,410
Distribution fees	1,443	22,154	18,022	4,624
Shareholder servicing fees	940	1,263	487	21
Transfer agent fees	20,751	13,483	11,869	9,150
Trustee fees	1,103	1,366	1,481	1,230

	$44,990	$71,832	$81,461	$43,374

5.	Fund Share Transactions

	Period Ended February 28, 2013 (Unaudited)		Fiscal Year Ended August 31, 2012
Dynamic Small Cap Fund	Shares	Dollars	Shares	Dollars

Institutional Class
Proceeds from shares sold	77,571	$2,057,671	93,910	$2,221,361
Proceeds from reinvestment of distributions	4,147	101,364	—	—
Payments for shares redeemed	(18,021)	(469,265)	(118,128)	(2,731,787)

	63,697	$1,689,770	(24,218)	$(510,426)

Class R
Proceeds from shares sold	—	$—	13,630	$314,892
Payments for shares redeemed	—	—	(44,718)	(1,013,785)

	—	—	(31,088)	(698,893)

Total net increase (decrease)	63,697	$1,689,770	(55,306)	$(1,209,319)

Clarion Real Estate Fund (formerly Tuckerman Active REIT Fund)
Proceeds from shares sold	323,442	$4,899,652	719,517	$8,640,572
Proceeds from reinvestment of distributions	44,588	572,717	73,775	840,993
Payments for shares redeemed	(1,733,548)	(22,219,459)	(1,305,739)	(15,307,637)

Total net increase (decrease)	(1,365,518)	$(16,747,090)	(512,447)	$(5,826,072)

52	Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

	Period Ended February 28, 2013 (Unaudited)		Fiscal Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars

IAM SHARES Fund
Proceeds from shares sold	29,844	$344,719	75,071	$732,903
Proceeds from reinvestment of distributions	166,969	1,807,662	286,759	2,779,856
Payments for shares redeemed	(30,446)	(340,979)	(1,118,238)	(11,930,405)

Total net increase (decrease)	166,367	$1,811,402	(756,408)	$(8,417,646)

Enhanced Small Cap Fund
Proceeds from shares sold	214,805	$2,707,360	261,606	$2,880,589
Proceeds from reinvestment of distributions	24,581	283,671	20,676	206,136
Payments for shares redeemed	(365,587)	(4,482,234)	(624,861)	(6,449,863)

Total net increase (decrease)	(126,201)	$(1,491,203)	(342,579)	$(3,363,138)

Beneficial Interest

As of February 28, 2013, one shareholder owned 98% of the issued and outstanding shares of the SSgA IAM SHARES Fund.

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2013, the Funds did not utilize the Interfund Lending Program.

7.	Dividends

On March 1, 2013 the Funds declared the following dividends from net investment income payable on March 7, 2013 to shareholders of record on March 1, 2013.

Net Investment Income

Clarion Real Estate Fund	$0.0170
IAM SHARES Fund	0.0451

On April 1, 2013, the Funds declared the following dividends from net investment income payable on April 5, 2013 to shareholders of record April 1, 2013.

Net Investment Income

Clarion Real Estate Fund	$0.0419

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities

Notes to Financial Statements	53

SSgA

Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

9.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

10.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 28, 2013, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, other than referred to in Note 7, which would require disclosure within the financial statements.

54	Notes to Financial Statements

SSgA

Equity Funds

Result of Meeting of Shareholders — February 28, 2013 (Unaudited)

Special Meetings of the Shareholders

1. A special meeting of the shareholders of the Investment Company was held on February 1, 2013, to elect Trustees of the Investment Company:

Shares Represented by proxy	Percentage of Shares Outstanding
7,224,477,716	32.485%

Nominee	For	Withheld
William L. Marshall	6,294,047,481	930,430,235
Scott F. Powers	6,592,922,165	631,555,551
Patrick J. Riley	6,293,326,538	931,151,178
Richard D. Shirk	6,294,367,259	930,110,457
Bruce D. Taber	6,310,640,929	913,836,787

2. A special meeting of the shareholders of the SSgA Clarion Real Estate Fund (formerly SSgA Tuckerman Active REIT Fund) was held on April 12, 2013, to vote to approve an investment sub-advisory agreement between SSgA Funds Management, Inc. and CBRE Clarion Securities LLC:

Shares Represented by proxy	Percentage of Shares Outstanding
1,994,858	50.685%

For	Against	Abstain
1,688,109	267,125	39,624

Result of Meeting of Shareholders	55

SSgA

Equity Funds

Shareholder Requests for Additional Information — February 28, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

56	Shareholder Requests for Additional Information

SSgA

Equity Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Marshall

Scott F. Powers

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Ryan M. Louvar, Secretary and Chief Legal Officer

Chad C. Hallett, Assistant Treasurer

Caroline M. Connolly, Assistant Treasurer

Mark E. Tuttle, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator, Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers	57

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

SSGAEQUITYSAR

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

Semiannual Report

February 28, 2013

SSgA Funds

International Equity Funds

Semiannual Report

February 28, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSgA

Emerging Markets Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2012	$1,000.00	$1,000.00
Ending Account Value February 28, 2013	$1,130.10	$1,018.59
Expenses Paid During Period*	$6.60	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Select Class
Beginning Account Value September 1, 2012	$1,000.00	$1,000.00
Ending Account Value February 28, 2013	$1,131.40	$1,019.69
Expenses Paid During Period*	$5.44	$5.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.03% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Emerging Markets Fund	3

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.9%
Bermuda - 1.6%
COSCO Pacific, Ltd.	4,436,000	7,103,915
Credicorp, Ltd.	121,043	18,154,029

		25,257,944

Brazil - 10.1%
Banco Bradesco SA ADR (a)	489,877	8,803,090
Banco do Brasil SA	760,905	10,125,411
BM&FBOVESPA SA	771,300	5,225,388
Cia de Bebidas das Americas ADR	338,962	15,043,134
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	211,674	10,236,555
Cosan SA Industria e Comercio	692,900	16,333,593
Ez Tec Empreendimentos e Participacoes SA	522,800	7,250,106
Gafisa SA ADR (a)(b)	1,876,924	7,995,696
Iochpe-Maxion SA	365,500	4,810,182
Natura Cosmeticos SA	424,300	10,953,688
Petroleo Brasileiro SA ADR (Class A)	351,235	5,876,161
Petroleo Brasileiro SA ADR	378,066	5,546,228
Souza Cruz SA	521,200	8,318,030
Vale SA ADR	2,087,777	39,646,885

		156,164,147

Cayman Islands - 2.3%
Dongyue Group (a)	3,088,000	2,046,563
ENN Energy Holdings, Ltd.	1,186,000	5,956,303
Evergrande Real Estate Group, Ltd. (a)	18,393,941	9,083,603
Shimao Property Holdings, Ltd.	3,735,000	7,512,765
Tencent Holdings, Ltd. (a)	297,500	10,287,985

		34,887,219

China - 12.5%
Bank of China, Ltd. (Class H)	61,067,100	28,818,607
China Construction Bank Corp. (Class H)	48,435,169	39,969,194
China Minsheng Banking Corp., Ltd. (Class H) (a)	10,931,500	15,222,575
China National Building Material Co., Ltd. (Class H) (a)	4,508,000	6,882,088
China Petroleum & Chemical Corp. (Class H)	12,685,000	14,425,924
China Railway Construction Corp. (Class H) (a)	9,914,000	10,392,596
Great Wall Motor Co., Ltd. (Class H) (a)	1,450,000	5,674,287

	Principal Amount ($) or Shares	Market Value $
Guangzhou R&F Properties Co., Ltd. (Class H)	4,602,000	7,808,850
Huaneng Power International, Inc. (Class H)	6,038,000	6,212,703
Industrial & Commercial Bank of China, Ltd. (Class H)	29,764,000	21,376,229
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	1,072,913	6,168,177
Jiangxi Copper Co., Ltd. (Class H)	2,820,000	6,755,841
PetroChina Co., Ltd. (Class H)	7,446,000	10,234,458
PICC Property & Casualty Co., Ltd. (Class H)	5,152,000	7,400,237
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	2,354,000	3,648,342
Zhejiang Expressway Co., Ltd. (Class H)	3,216,000	2,699,489

		193,689,597

Czech Republic - 0.3%
CEZ AS	45,362	1,366,607
Komercni Banka AS	7,197	1,464,646
Telefonica 02 Czech Republic AS	94,393	1,561,179

		4,392,432

Egypt - 0.4%
Commercial International Bank Egypt SAE	564,822	2,844,912
Orascom Construction Industries (b)	37,270	1,431,503
Orascom Hotels & Development (b)(c)	1	—
Orascom Telecom Holding SAE (b)	2,990,492	1,858,978

		6,135,393

Hong Kong - 4.8%
China Mobile, Ltd.	3,310,700	36,476,780
CNOOC, Ltd.	8,561,500	16,823,619
Fushan International Energy Group, Ltd. (a)	13,690,000	6,036,902
Guangdong Investment, Ltd. (a)	4,856,000	4,176,275
Huabao International Holdings, Ltd. (a)	5,688,000	3,175,646
Shanghai Industrial Holdings, Ltd.	998,000	3,255,635
Yuexiu Property Co., Ltd.	11,904,000	4,113,508

		74,058,365

Emerging Markets Fund	5

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Hungary - 0.4%
OTP Bank NyRt	264,094	5,484,215

India - 6.3%
Axis Bank, Ltd.	179,715	4,440,105
Bank of Baroda	375,020	4,795,197
HCL Technologies, Ltd.	407,838	5,422,847
Hindustan Unilever, Ltd.	1,647,790	13,418,865
ICICI Bank, Ltd.	326,002	6,234,215
ITC, Ltd.	1,701,614	9,220,399
Oil & Natural Gas Corp., Ltd.	595,059	3,428,384
Power Finance Corp., Ltd.	1,660,573	6,148,744
Reliance Industries, Ltd.	739,845	11,067,418
Rural Electrification Corp., Ltd.	2,029,625	8,513,196
State Bank of India	95,719	3,661,091
Sterlite Industries India, Ltd.	1,185,331	2,046,905
Sun Pharmaceutical Industries, Ltd.	136,439	2,011,663
Tata Consultancy Services, Ltd.	165,343	4,610,336
Tata Motors, Ltd.	2,445,444	12,925,052

		97,944,417

Indonesia - 0.9%
Bank Mandiri Tbk PT	1,443,000	1,500,714
Indo Tambangraya Megah Tbk PT	756,500	3,150,941
Indofood Sukses Makmur Tbk PT	2,701,500	2,040,767
Perusahaan Gas Negara Tbk PT	4,509,500	2,239,934
Telekomunikasi Indonesia Tbk PT	4,998,000	5,559,942

		14,492,298

Mexico - 3.7%
Alfa SAB de CV (Class A) (a)	2,407,400	5,861,702
America Movil SAB de CV ADR (Series L)	465,562	9,725,590
Cemex SAB de CV ADR (b)	510,200	5,479,548
Grupo Financiero Banorte SAB de CV (Class O)	1,188,170	8,828,047
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (b)	238,200	3,553,944
Grupo Mexico SAB de CV (Series B)	5,110,768	20,091,451
Kimberly-Clark de Mexico SAB de CV (Class A)	1,126,400	3,569,486

		57,109,768

	Principal Amount ($) or Shares	Market Value $
Peru - 1.4%
Cia de Minas Buenaventura SA ADR	390,433	10,002,893
Southern Copper Corp. (a)	315,053	11,905,853

		21,908,746

Philippines - 2.0%
Aboitiz Power Corp.	3,346,700	3,168,912
Alliance Global Group, Inc.	5,306,700	2,610,280
Bank of the Philippine Islands	2,061,128	5,373,329
DMCI Holdings, Inc.	3,273,900	4,307,763
First Philippine Holdings Corp.	996,950	2,787,831
Metropolitan Bank & Trust	2,576,668	7,224,303
Philippine Long Distance Telephone Co. ADR	28,831	2,057,092
SM Investments Corp.	131,592	3,378,801

		30,908,311

Poland - 3.5%
KGHM Polska Miedz SA	382,295	21,742,637
PGE SA	1,100,615	5,622,240
Polski Koncern Naftowy Orlen SA (b)	410,433	6,930,546
Powszechny Zaklad Ubezpieczen SA	142,588	18,081,551
Tauron Polska Energia SA	973,922	1,348,753

		53,725,727

Russia - 8.4%
Gazprom OAO ADR	2,541,465	22,619,038
Lukoil OAO	625,839	40,097,982
Magnit OJSC GDR	162,891	6,909,836
MegaFon OAO GDR (b)	208,121	5,983,479
MMC Norilsk Nickel OJSC ADR	574,163	10,162,685
Rosneft Oil Co. GDR (d)	1,104,066	8,760,764
Sberbank	6,144,771	20,972,607
Severstal OAO	271,355	3,021,058
Surgutneftegas OAO	4,890,888	4,580,238
Tatneft ADR	148,142	6,162,708

		129,270,395

South Africa - 4.5%
African Bank Investments, Ltd. (a)	556,930	1,779,329
AVI, Ltd.	763,667	4,701,757
FirstRand, Ltd.	3,634,822	12,439,459
Imperial Holdings, Ltd.	356,617	8,188,693
Investec, Ltd.	651,017	4,622,781
Kumba Iron Ore, Ltd. (a)	139,524	8,796,556

6	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Liberty Holdings, Ltd.	220,953	2,855,545
MMI Holdings, Ltd.	583,827	1,447,521
MTN Group, Ltd. (a)	913,123	17,786,571
Sanlam, Ltd.	568,769	2,856,969
Woolworths Holdings, Ltd.	484,277	3,472,629

		68,947,810

South Korea - 15.4%
Dongbu Insurance Co., Ltd.	99,993	4,381,750
Hana Financial Group, Inc.	127,635	4,762,038
Hanwha Corp.	136,280	4,392,374
Hyundai Marine & Fire Insurance Co., Ltd.	248,590	7,220,147
Hyundai Mobis	6,744	1,949,412
Hyundai Motor Co.	116,678	23,490,226
Industrial Bank of Korea (b)	702,240	8,495,689
KCC Corp.	10,010	2,634,636
Kia Motors Corp.	287,056	14,819,043
KT&G Corp.	172,649	12,309,009
POSCO	31,445	10,265,562
Samsung Electronics Co., Ltd.	55,312	78,869,372
Samsung Heavy Industries Co., Ltd.	275,140	9,820,757
SK Holdings Co., Ltd.	107,113	17,409,912
SK Innovation Co., Ltd.	29,478	4,845,736
SK Telecom Co., Ltd.	104,106	17,161,518
Woori Finance Holdings Co., Ltd.	1,306,540	15,866,831

		238,694,012

Taiwan - 7.7%
Asia Cement Corp.	3,167,949	3,951,060
Asustek Computer, Inc.	522,000	6,334,418
Chinatrust Financial Holding Co., Ltd.	11,817,032	6,990,677
Chipbond Technology Corp.	3,180,000	6,592,284
Chong Hong Construction Co.	835,000	2,803,364
Compal Electronics, Inc.	13,250,000	9,267,608
Coretronic Corp.	5,088,000	4,081,857
Far Eastern New Century Corp.	2,285,910	2,535,063
Farglory Land Development Co., Ltd.	949,000	1,800,978
Fubon Financial Holding Co., Ltd.	5,604,366	7,556,491
Highwealth Construction Corp.	949,800	1,984,986
HTC Corp.	476,957	4,453,410
Lite-On Technology Corp.	2,269,695	3,500,195
MediaTek, Inc.	652,000	7,329,547
Mega Financial Holding Co., Ltd.	5,139,742	4,235,980

	Principal Amount ($) or Shares	Market Value $
Pou Chen Corp.	4,066,630	4,126,053
Taiwan Mobile Co., Ltd.	1,822,382	6,357,896
Taiwan Semiconductor Manufacturing Co., Ltd.	7,310,782	25,752,169
Tripod Technology Corp.	2,914,330	6,041,538
TSRC Corp.	1,516,000	3,117,186

		118,812,760

Thailand - 4.0%
Advanced Info Service PCL	2,125,267	14,501,822
Bangkok Bank PCL ADR	1,663,100	12,242,652
Charoen Pokphand Foods PCL	2,707,500	2,957,773
CP ALL PCL	4,515,900	7,172,312
PTT PCL	800,933	9,422,741
Sansiri PCL (a)	52,859,600	8,883,967
Thai Oil PCL	2,529,000	5,950,588

		61,131,855

Turkey - 3.7%
Arcelik AS	606,222	3,841,861
Ford Otomotiv Sanayi AS	167,200	1,970,503
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	10,922,263	9,411,295
Koza Altin Isletmeleri AS	227,540	5,388,556
Turk Hava Yollari Anonim Ortakligi (b)	3,832,737	15,894,721
Turkiye Halk Bankasi AS	975,013	9,647,959
Turkiye Is Bankasi (Class C)	1,562,943	5,578,060
Turkiye Vakiflar Bankasi Tao (Class D)	1,893,373	5,810,056

		57,543,011

Total Common Stocks (cost $1,006,285,163)		1,450,558,422

Preferred Stocks - 2.9%
Brazil - 1.5%
Cia Energetica de Minas Gerais	1,145,677	13,561,288
Itau Unibanco Holding SA	592,308	10,494,211

		24,055,499

Russia - 0.6%
AK Transneft OAO	3,918	8,775,793

South Korea - 0.8%
Samsung Electronics Co., Ltd.	14,682	11,931,900

Total Preferred Stocks (cost $24,685,304)		44,763,192

Emerging Markets Fund	7

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 3.6%
SSgA Prime Money Market Fund 0.08% (e)(f)	2,931,383	2,931,383
State Street Navigator Securities Lending Prime Portfolio (e)(g)	53,509,575	53,509,575

Total Short-Term Investments (cost $56,440,958)		56,440,958

Total Investments - 100.4% (identified cost $1,087,411,425)		1,551,762,572

Other Assets and Liabilities, Net - (0.4)%		(6,637,351)

Net Assets - 100.0%		1,545,125,221

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(d)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	6.1	95,703,561
Consumer Staples	6.2	96,615,056
Energy	13.2	206,073,586
Financials	27.8	426,997,531
Health Care	0.1	2,011,663
Industrials	6.1	94,146,955
Information Technology	11.3	172,543,566
Materials	12.6	194,319,544
Telecommunication Services	7.6	119,030,847
Utilities	2.9	43,116,113
Preferred Stocks
Energy	0.5	8,775,793
Financials	0.7	10,494,211
Information Technology	0.8	11,931,900
Utilities	0.9	13,561,288
Short Term Investments	3.6	56,440,958

Total Investments	100.4	1,551,762,572
Other Assets & Liabilities, Net	(0.4)	(6,637,351)

	100.0	1,545,125,221

See accompanying notes which are an integral part of the financial statements.

8	Emerging Markets Fund

SSgA

Emerging Markets Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index Futures (Hong Kong)	108	HKD	124,048,800	03/13	152,855
KLSE Composite Index Futures (Malaysia)	121	MYR	9,894,775	03/13	40,896
KOSPI 200 Index Futures (South Korea)	190	KRW	25,564,500,000	03/13	338,259

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					532,010

*	Cash collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Financial Statements.

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	33,800,000	CLP	16,365,960,000	03/14/13	748,502
Barclays Bank PLC	USD	34,078,001	CLP	16,365,960,000	06/18/13	(5,090)
Barclays Bank PLC	USD	33,900,000	IDR	329,745,300,000	03/14/13	181,804
Barclays Bank PLC	USD	33,865,184	IDR	329,745,300,000	06/18/13	(179,783)
Barclays Bank PLC	USD	33,900,000	RUB	1,073,274,000	03/14/13	1,075,133
Barclays Bank PLC	USD	34,459,449	RUB	1,073,274,000	06/18/13	(22,708)
Barclays Bank PLC	USD	33,069,051	TWD	982,150,800	03/14/13	39,734
Barclays Bank PLC	CLP	34,498,229	USD	16,365,960,000	03/14/13	(50,273)

Barclays Bank PLC	IDR	34,099,824	USD	329,745,300,000	03/14/13	18,020
Barclays Bank PLC	RUB	34,984,566	USD	1,073,274,000	03/14/13	9,433
Barclays Bank PLC	TWD	33,900,000	USD	982,150,800	03/14/13	791,216
Barclays Bank PLC	TWD	33,141,583	USD	982,150,800	06/18/13	10,366
Citibank N.A.	CZK	16,900,000	USD	335,984,506	03/14/13	(199,196)
Citibank N.A.	PLN	16,900,000	USD	54,974,889	03/14/13	(386,789)
Credit Suisse	MXN	33,900,000	USD	446,912,717	03/14/13	(1,076,446)
Credit Suisse	TRY	31,139,066	USD	56,086,340	03/14/13	10,213
Deutsche Bank AG	USD	16,718,758	MYR	51,266,400	03/14/13	(141,708)
Deutsche Bank AG	MYR	16,699,153	USD	51,266,400	03/14/13	122,103
Goldman Sachs & Co.	USD	32,490,126	PLN	103,653,250	03/14/13	103,516
Goldman Sachs & Co.	PLN	32,215,462	USD	103,653,250	06/18/13	(106,142)
JPMorgan Chase Bank NA	USD	17,877,602	CZK	335,984,506	03/14/13	(778,405)
JPMorgan Chase Bank NA	PLN	15,850,000	USD	48,678,362	03/14/13	543,147
Societe Generale	USD	34,663,206	MXN	446,912,717	03/14/13	313,239
Societe Generale	MXN	34,347,517	USD	446,912,717	06/18/13	(314,386)
Standard Chartered Bank	USD	31,121,041	TRY	56,086,340	03/14/13	7,812

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						713,312

Foreign Currency Abbreviations:

CLP - Chilean Peso

CZK - Czech Koruna

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PLN - Polish Zloty

RUB - Russian Ruble

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund	9

SSgA

Emerging Markets Fund

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value					% of Net Assets
Categories	Level 1	Level 2	Level 3		Total
Bermuda	$25,257,944	$—	$—		$25,257,944	1.6
Brazil	156,164,147	—	—		156,164,147	10.1
Cayman Islands	34,887,219	—	—		34,887,219	2.3
China	193,689,597	—	—		193,689,597	12.5
Czech Republic	4,392,432	—	—		4,392,432	0.3
Egypt	6,135,393	—	—	*	6,135,393	0.4
Hong Kong	74,058,365	—	—		74,058,365	4.8
Hungary	5,484,215	—	—		5,484,215	0.4
India	97,944,417	—	—		97,944,417	6.3
Indonesia	14,492,298	—	—		14,492,298	0.9
Mexico	57,109,768	—	—		57,109,768	3.7
Peru	21,908,746	—	—		21,908,746	1.4
Philippines	30,908,311	—	—		30,908,311	2.0
Poland	53,725,727	—	—		53,725,727	3.5
Russia	129,270,395	—	—		129,270,395	8.4
South Africa	68,947,810	—	—		68,947,810	4.5
South Korea	238,694,012	—	—		238,694,012	15.4
Taiwan	118,812,760	—	—		118,812,760	7.7
Thailand	61,131,855	—	—		61,131,855	4.0
Turkey	57,543,011	—	—		57,543,011	3.7
Preferred Stocks	44,763,192	—	—		44,763,192	2.9
Short-Term Investments	2,931,383	53,509,575	—		56,440,958	3.6

Total Investments	$1,498,252,997	$53,509,575	$—		$1,551,762,572	100.4

Other Assets and Liabilities, Net						(0.4)

						100.0

Other Financial Instruments
Futures Contracts	532,010	—	—		532,010	(—	)**

Forward Foreign Currency Contracts	—	713,312	—		713,312	(—	)**

Total Other Financial Instruments***	532,010	713,312	—		1,245,322

*	Fund held a Level 3 security that was valued at $0 at February 28, 2013.
**	Less than .05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no material transfers between levels for the period ended February 28, 2013. The transfers that did occur were the result of fair value pricing using significant unobservable inputs for Level 3 securities.

See accompanying notes which are an integral part of the financial statements.

10	Emerging Markets Fund

SSgA

International Stock Selection Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2012	$1,000.00	$1,000.00
Ending Account Value February 28, 2013	$1,148.60	$1,019.83
Expenses Paid During Period*	$5.33	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

International Stock Selection Fund	11

This page has been intentionally left blank.

SSgA

International Stock Selection Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.9%
Australia - 9.3%
Amcor, Ltd.	107,996	1,014,876
Asciano Group	124,993	712,422
Boral, Ltd.	234,482	1,238,276
Caltex Australia, Ltd.	101,791	2,074,290
CSL, Ltd.	37,235	2,282,022
Dexus Property Group (a)	1,420,210	1,581,235
Goodman Group (a)	306,492	1,455,759
GPT Group (a)	141,683	568,758
Incitec Pivot, Ltd.	618,178	2,039,545
Macquarie Group, Ltd.	62,176	2,395,586
Qantas Airways, Ltd. (b)	717,732	1,205,995
QBE Insurance Group, Ltd.	120,783	1,650,742
Rio Tinto, Ltd.	73,945	5,064,364
Shopping Centres Australasia Property Group (a)(b)	14,321	24,136
Sonic Healthcare, Ltd. (c)	120,752	1,656,486
Sydney Airport	170,732	552,830
Tatts Group, Ltd. (c)	310,299	1,011,087
Telstra Corp., Ltd.	753,624	3,533,334
Westpac Banking Corp.	119,284	3,749,100
Woolworths, Ltd.	62,876	2,243,369

		36,054,212

Austria - 1.0%
OMV AG	91,385	3,977,717

Belgium - 1.4%
Anheuser-Busch InBev NV	25,455	2,384,783
Delhaize Group	61,116	2,953,824

		5,338,607

Cayman Islands - 0.6%
MGM China Holdings, Ltd.	1,004,000	2,425,984

Denmark - 3.6%
Carlsberg A/S (Class B)	54,718	5,623,500
Novo Nordisk A/S (Class B)	47,635	8,319,122

		13,942,622

Finland - 2.1%
Metso Oyj	70,555	3,030,519
Sampo Oyj (Class A)	19,067	704,718
UPM-Kymmene Oyj	362,188	4,234,411

		7,969,648

France - 9.4%
Accor SA	17,145	618,460
AXA SA	334,289	5,806,712

	Principal Amount ($) or Shares	Market Value $
BNP Paribas SA	48,492	2,728,922
Cie Generale des Etablissements Michelin	34,656	3,096,576
Credit Agricole SA (b)	411,312	3,866,315
Danone SA	4,816	334,434
EDF SA (c)	46,297	875,517
L’Oreal SA	8,223	1,229,756
Legrand SA	13,813	635,052
Renault SA	14,656	930,206
Safran SA	21,054	964,245
Societe Generale SA (b)	60,668	2,329,421
Total SA	122,494	6,124,212
Vinci SA	60,825	2,815,086
Vivendi SA	193,936	4,081,472

		36,436,386

Germany - 8.7%
BASF SE	90,325	8,511,737
Bayer AG	40,000	3,961,559
Continental AG	20,081	2,357,147
Deutsche Bank AG	128,852	5,902,933
E.ON AG	61,205	1,022,000
Fresenius SE	6,923	850,867
Leoni AG	46,993	2,118,474
RWE AG	17,129	629,176
SAP AG	40,717	3,181,510
Siemens AG	49,463	5,141,573

		33,676,976

Hong Kong - 1.9%
Cathay Pacific Airways, Ltd. (c)	546,000	1,019,403
Cheung Kong Holdings, Ltd.	271,000	4,214,065
New World Development Co., Ltd.	602,000	1,108,432
Power Assets Holdings, Ltd.	129,500	1,154,640

		7,496,540

Italy - 2.9%
Enel SpA	1,209,338	4,376,574
ENI SpA	139,495	3,179,774
Fiat Industrial SpA	185,358	2,254,174
Telecom Italia SpA	1,854,808	1,369,383

		11,179,905

Japan - 19.6%
Ajinomoto Co., Inc.	40,000	530,370
Asahi Glass Co., Ltd.	348,000	2,365,304
Bridgestone Corp. (c)	27,400	840,712
Brother Industries, Ltd.	29,600	309,764
Canon, Inc.	96,900	3,517,839

International Stock Selection Fund	13

SSgA

International Stock Selection Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Central Japan Railway Co.	15,500	1,506,689
Daicel Chemical Industries, Ltd.	217,000	1,669,231
Daihatsu Motor Co., Ltd.	24,000	487,561
Daiwa House Industry Co., Ltd. (c)	212,000	3,892,804
FUJIFILM Holdings Corp.	19,700	378,315
ITOCHU Corp.	131,800	1,521,480
JFE Holdings, Inc.	59,400	1,273,361
Kawasaki Kisen Kaisha, Ltd. (b)(c)	584,000	1,310,519
KDDI Corp.	34,700	2,605,588
Konica Minolta Holdings, Inc.	310,000	2,367,893
Kuraray Co., Ltd. (c)	52,300	710,950
Marubeni Corp.	326,000	2,381,077
Mitsubishi Electric Corp.	139,000	1,132,215
Mitsubishi UFJ Financial Group, Inc.	1,402,300	7,761,138
Mitsui OSK Lines, Ltd.	59,000	206,872
Mizuho Financial Group, Inc. (c)	2,010,200	4,424,218
Namco Bandai Holdings, Inc.	36,800	585,211
NEC Corp. (b)(c)	1,316,000	3,251,311
Nippon Telegraph & Telephone Corp.	39,300	1,801,974
Nissan Motor Co., Ltd.	61,200	618,669
ORIX Corp. (c)	34,400	3,830,057
Otsuka Holdings Co., Ltd.	47,300	1,514,580
Sekisui Chemical Co., Ltd.	148,000	1,435,451
Sumitomo Corp. (c)	276,000	3,376,675
Sumitomo Mitsui Financial Group, Inc.	205,001	8,205,348
Suzuki Motor Corp.	140,400	3,358,149
Taiheiyo Cement Corp.	938,000	2,317,424
Toppan Printing Co., Ltd. (c)	268,000	1,804,207
Toyota Motor Corp.	38,300	1,968,923
UNY Group Holdings Co., Ltd. (c)	102,300	729,532

		75,991,411

Netherlands - 3.0%
ING Groep NV (b)	389,748	3,133,408
Koninklijke Ahold NV	144,815	2,079,695
Koninklijke DSM NV	53,739	3,145,926
Koninklijke Philips Electronics NV	83,990	2,381,665
STMicroelectronics NV	104,819	835,721

		11,576,415

Norway - 2.4%
StatoilHydro ASA	218,714	5,436,704
Yara International ASA	84,312	4,030,034

		9,466,738

	Principal Amount ($) or Shares	Market Value $
Singapore - 1.2%
Hutchison Port Holdings Trust	2,025,000	1,640,250
Singapore Airlines, Ltd. (c)	104,000	914,535
STX OSV Holdings, Ltd.	2,218,000	2,265,641

		4,820,426

Spain - 2.2%
Amadeus IT Holding SA (Class A)	38,031	973,167
Enagas SA	32,750	784,372
Gas Natural SDG SA	261,315	5,183,921
Repsol SA	73,051	1,555,512

		8,496,972

Sweden - 3.5%
Skandinaviska Enskilda Banken AB (Class A)	439,289	4,574,654
Swedbank AB (Class A)	119,429	2,871,511
Trelleborg AB (Class B)	192,568	2,730,384
Volvo AB (Class B)	232,155	3,481,930

		13,658,479

Switzerland - 6.7%
Adecco SA (b)	24,833	1,416,114
Cie Financiere Richemont SA (Class A)	25,710	2,066,839
Credit Suisse Group AG (b)	105,164	2,817,314
Nestle SA	65,798	4,598,068
OC Oerlikon Corp. AG (b)	196,217	2,407,442
Roche Holding AG	40,059	9,176,003
Swiss Life Holding AG (b)	10,480	1,719,646
Swiss Re AG	14,595	1,167,070
UBS AG (b)	52,486	830,436

		26,198,932

United Kingdom - 16.4%
ARM Holdings PLC	189,423	2,744,328
AstraZeneca PLC	149,693	6,802,535
Aviva PLC	703,596	3,808,449
BAE Systems PLC	153,270	825,673
Barclays PLC	1,460,291	6,801,077
BHP Billiton PLC	38,473	1,219,255
BP PLC	307,198	2,077,117
British American Tobacco PLC	59,487	3,099,456
Diageo PLC	47,455	1,425,434
HSBC Holdings PLC	399,151	4,428,862
InterContinental Hotels Group PLC	23,246	674,979
ITV PLC	1,419,034	2,673,710
Kingfisher PLC	420,465	1,766,890

14	International Stock Selection Fund

SSgA

International Stock Selection Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Legal & General Group PLC	1,409,459	3,423,290
Marks & Spencer Group PLC	215,546	1,214,129
Rexam PLC	95,883	748,388
Rio Tinto PLC	20,461	1,099,139
Royal Dutch Shell PLC (Class A) (d)	113,856	3,748,138
Royal Dutch Shell PLC (Class A) (d)	84,639	2,782,400
Smith & Nephew PLC	35,186	377,389
Tate & Lyle PLC	528,246	6,511,177
Vodafone Group PLC	811,311	2,037,589
WPP PLC	149,718	2,393,947
Xstrata PLC	64,091	1,130,290

		63,813,641

Total Common Stocks (cost $315,183,523)		372,521,611

Preferred Stocks - 1.5%
Germany - 1.5%
Henkel AG & Co. KGaA	16,498	1,454,095
ProSiebenSat.1 Media AG	37,629	1,296,940
Volkswagen AG	14,868	3,246,475

Total Preferred Stocks (cost $4,888,963)		5,997,510

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.8%
SSgA Prime Money Market Fund 0.08% (e)(f)	4,703,450	4,703,450
State Street Navigator Securities Lending Prime Portfolio (e)(g)	13,858,241	13,858,241

Total Short-Term Investments (cost $18,561,691)		18,561,691

Total Investments - 102.2% (identified cost $338,634,177)		397,080,812

Other Assets and Liabilities, Net - (2.2)%		(8,725,894)

Net Assets - 100.0%		388,354,918

Footnotes:

(a)	Real Estate Investment Trust (REIT).
(b)	Non-income producing security.
(c)	All or a portion of the shares of this security are on loan.
(d)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Investments of cash collateral for securities loaned.

Abbreviations:

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Market Value $
Common Stocks
Consumer Discretionary	8.5	32,643,104
Consumer Staples	8.9	33,743,398
Energy	7.9	30,955,864
Financials	26.1	101,776,116
Health Care	8.9	34,940,563
Industrials	13.3	51,999,971
Information Technology	4.5	17,559,848
Materials	10.1	39,447,207
Telecommunication Services	4.1	15,429,340
Utilities	3.6	14,026,200
Preferred Stocks
Consumer Discretionary	1.1	4,543,415
Consumer Staples	0.4	1,454,095
Short Term Investments	4.8	18,561,691

Total	102.2	397,080,812

Other Assets & Liabilities	(2.2)	(8,725,894)

Total	100.0	388,354,918

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund	15

SSgA

International Stock Selection Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
MSCI EAFE E-Mini Index Futures	100	USD	8,294,500	03/13	8,134

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts*					8,134

*	Cash collateral balances were held in connection with futures contracts purchased (sold) by the Fund. See Note 2 in the Notes to Financial Statements.

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Australia	$36,054,212	$—	$—	$36,054,212	9.3
Austria	3,977,717	—	—	3,977,717	1.0
Belgium	5,338,607	—	—	5,338,607	1.4
Cayman Islands	2,425,984	—	—	2,425,984	0.6
Denmark	13,942,622	—	—	13,942,622	3.6
Finland	7,969,648	—	—	7,969,648	2.1
France	36,436,386	—	—	36,436,386	9.4
Germany	33,676,976	—	—	33,676,976	8.7
Hong Kong	7,496,540	—	—	7,496,540	1.9
Italy	11,179,905	—	—	11,179,905	2.9
Japan	75,991,411	—	—	75,991,411	19.6
Netherlands	11,576,415	—	—	11,576,415	3.0
Norway	9,466,738	—	—	9,466,738	2.4
Singapore	4,820,426	—	—	4,820,426	1.2
Spain	8,496,972	—	—	8,496,972	2.2
Sweden	13,658,479	—	—	13,658,479	3.5
Switzerland	26,198,932	—	—	26,198,932	6.7
United Kingdom	63,813,641	—	—	63,813,641	16.4
Preferred Stocks	5,997,510	—	—	5,997,510	1.5
Short-Term Investments	4,703,450	13,858,241	—	18,561,691	4.8

Total Investments	$383,222,571	$13,858,241	$—	$397,080,812	102.2

Other Assets and Liabilities, Net					(2.2)

					100.0

Other Financial Instruments Futures Contracts	8,134	—	—	8,134	(—	)*

Total Other Financial Instruments**	8,134	—	—	8,134

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

16	International Stock Selection Fund

SSgA

International Equity Funds

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund

Assets
Investments, at identified cost	$1,087,411,425	$338,634,177
Investments, at market*,**	1,551,762,572	397,080,812
Cash (restricted)	—	531,477
Foreign currency holdings***	44,099,661	3,851,235
Unrealized appreciation on foreign currency exchange contracts	3,974,342	—
Receivables:
Dividends and interest	4,040,085	873,107
Dividends from affiliated money market funds	755	497
Investments sold	2,684,369	—
Fund shares sold	3,496,929	218,986
Foreign taxes recoverable	—	236,104
From advisor	92,637	114,607
Daily variation margin on futures contracts	532,010	8,134
Prepaid expenses	27,242	8,285

Total assets	1,610,710,602	402,923,244

Liabilities
Payables:
Investments purchased	2,741,937	—
Fund shares redeemed	1,332,462	474,262
Accrued fees to affiliates and trustees	1,479,454	130,032
Other accrued expenses	33,615	105,791
Deferred tax liability	3,227,412	—
Unrealized depreciation on foreign currency exchange contracts	3,260,926	—
Payable upon return of securities loaned	53,509,575	13,858,241

Total liabilities	65,585,381	14,568,326

Net Assets	$1,545,125,221	$388,354,918

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(5,134,267)	$(4,064,894)
Accumulated net realized gain (loss)	76,184,541	(644,759,176)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains tax)	464,351,147	58,446,635
Futures contracts	532,010	8,134
Foreign currency-related transactions	(729,923)	(58,064)
Shares of beneficial interest	74,321	40,777
Additional paid-in-capital	1,009,847,392	978,741,506

Net Assets	$1,545,125,221	$388,354,918

Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class (a)	$20.78	$9.52
Net assets	$1,263,159,887	$388,354,918
Shares outstanding ($0.001 par value)	60,775,966	40,776,066
Net asset value per share: Select Class (a)	$20.82	$—
Net assets	$281,965,334	$—
Shares outstanding ($0.001 par value)	13,544,886	—
* Securities on loan included in investments	$56,438,799	$13,101,265
** Investments in affiliated issuers	$56,440,958	$18,561,691
*** Foreign currency holdings — cost	$44,088,351	$3,887,668
(a) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	17

SSgA

International Equity Funds

Statements of Operations — For the Period Ended February 28, 2013 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund

Investment Income
Dividends (net of foreign taxes withheld of $1,843,885 and $271,982 respectively)	$15,275,774	$3,984,610
Dividends from affiliated money market funds	493,125	63,469
Interest	212,745	2,988
Securities lending income	504,185	62,509

Total investment income	16,485,829	4,113,576

Expenses
Advisory fees	6,185,521	1,449,034
Administrative fees	376,355	91,614
Custodian fees	1,372,173	121,783
Distribution fees — Institutional Class	1,356,695	469,916
Transfer agent fees	303,481	149,810
Professional fees	39,391	28,212
Registration fees	46,805	11,054
Shareholder servicing fees — Institutional Class	281,678	9,492
Shareholder servicing fees — Select Class	46,330	—
Trustees’ fees	20,955	7,711
Insurance fees	25,936	7,042
Printing fees	146,789	61,360
Miscellaneous	25,592	5,736

Expenses before reductions	10,227,701	2,412,764
Expense reductions	(310,796)	(480,655)

Net expenses	9,916,905	1,932,109

Net investment income (loss)	6,568,924	2,181,467

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	131,506,166	6,832,812
Futures contracts	2,864,686	(17,397)
Foreign currency-related transactions	(690,176)	(43,309)
Net increase from payments by affiliates	43,032	1,184

Net realized gain (loss)	133,723,708	6,773,290

Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund — net of deferred tax liability for foreign capital gains taxes)	67,179,377	44,691,302
Futures contracts	1,439,002	16,685
Foreign currency-related transactions	(1,382,695)	(64,612)

Net change in unrealized appreciation (depreciation)	67,235,684	44,643,375

Net realized and unrealized gain (loss)	200,959,392	51,416,665

Net Increase (Decrease) in Net Assets from Operations	$207,528,316	$53,598,132

See accompanying notes which are an integral part of the financial statements.

18	Statements of Operations

SSgA

International Equity Funds

Statements of Changes in Net Assets — For the Periods Ended

	Emerging Markets Fund		International Stock Selection Fund
	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$6,568,924	$36,535,627	$2,181,467	$15,250,971
Net realized gain (loss)	133,723,708	40,797,685	6,773,290	(65,751,077)
Net change in unrealized appreciation (depreciation)	67,235,684	(251,039,321)	44,643,375	23,114,092

Net increase (decrease) in net assets from operations	207,528,316	(173,706,009)	53,598,132	(27,386,014)

Distributions
From net investment income
Institutional Class	(21,694,231)	(22,434,463)	(14,562,361)	(26,997,642)
Select Class	(8,728,385)	—	—	—
Class R	—	(11,369,950)	—	(62,360)

Net decrease in net assets from distributions	(30,422,616)	(33,804,413)	(14,562,361)	(27,060,002)

Share Transactions
Net increase (decrease) in net assets from share transactions	(342,163,543)	(249,444,634)	(37,801,329)	(326,455,301)

Total Net Increase (Decrease) in Net Assets	(165,057,843)	(456,955,056)	1,234,442	(380,901,317)

Net Assets
Beginning of period	1,710,183,064	2,167,138,120	387,120,476	768,021,793

End of period	$1,545,125,221	$1,710,183,064	$388,354,918	$387,120,476

Undistributed (overdistributed) net investment income included in net assets	$(5,134,267)	$18,719,425	$(4,064,894)	$8,316,000

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	19

SSgA

International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Emerging Markets Fund
Institutional Class
February 28, 2013*	18.71	0.07	2.33	2.40	(0.33)	—
August 31, 2012	20.81	0.34	(2.14)	(1.80)	(0.30)	—
August 31, 2011	19.20	0.29	1.70	1.99	(0.38)	—
August 31, 2010	16.61	0.17	2.81	2.98	(0.39)	—
August 31, 2009	22.72	0.27	(4.71)	(4.44)	—	(1.67)
August 31, 2008	28.86	0.40	(3.59)	(3.19)	(0.92)	(2.03)
Select Class
February 28, 2013*	18.79	0.10	2.34	2.44	(0.41)	—
August 31, 2012	20.90	0.36	(2.13)	(1.77)	(0.34)	—
August 31, 2011	19.28	0.31	1.73	2.04	(0.42)	—
August 31, 2010	16.67	0.21	2.82	3.03	(0.42)	—
August 31, 2009	22.75	0.30	(4.71)	(4.41)	—	(1.67)
August 31, 2008	28.89	0.46	(3.59)	(3.13)	(0.98)	(2.03)
International Stock Selection Fund
February 28, 2013*	8.61	0.05	1.20	1.25	(0.34)	—
August 31, 2012	9.24	0.23	(0.53)	(0.30)	(0.33)	—
August 31, 2011	8.81	0.23	0.46	0.69	(0.26)	—
August 31, 2010	9.24	0.18	(0.33)	(0.15)	(0.28)	—
August 31, 2009	11.79	0.24	(2.57)	(2.33)	(0.22)	—
August 31, 2008	14.71	0.27	(2.52)	(2.25)	(0.33)	(0.34)

*	For the six months ended February 28, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a voluntary contribution during the period ended February 28, 2013, the total return would have been 12.97% and 13.12% for the Institutional Class and Select Class of Emerging Markets Fund, respectively, and would have remained 14.86% for International Stock Selection Fund.

See accompanying notes which are an integral part of the financial statements.

20	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(0.33)	20.78	13.01 (e)	1,263,160	1.25	1.29	0.73	28
(0.30)	18.71	(8.63)	1,273,588	1.25	1.28	1.80	74
(0.38)	20.81	10.25	1,451,810	1.25	1.26	1.29	50
(0.39)	19.20	17.98	1,328,720	1.24	1.24	0.87	63
(1.67)	16.61	(16.50)	1,453,575	1.20	1.21	1.99	61
(2.95)	22.72	(13.53)	1,949,537	1.24	1.25	1.39	42

(0.41)	20.82	13.14 (e)	281,965	1.03	1.06	1.01	28
(0.34)	18.79	(8.42)	436,595	1.02	1.05	1.90	74
(0.42)	20.90	10.48	715,328	1.02	1.04	1.40	50
(0.42)	19.28	18.24	954,350	1.01	1.02	1.09	63
(1.67)	16.67	(16.33)	1,082,478	0.98	0.99	2.22	61
(3.01)	22.75	(13.33)	1,205,196	1.02	1.03	1.64	42

(0.34)	9.52	14.86 (e)	388,355	1.00	1.25	1.13	22
(0.33)	8.61	(3.16)	387,120	1.00	1.21	2.65	90
(0.26)	9.24	7.61	766,126	1.00	1.19	2.27	77
(0.28)	8.81	(1.85)	1,055,967	1.00	1.17	1.95	83
(0.22)	9.24	(19.46)	1,525,020	1.00	1.16	3.04	122
(0.67)	11.79	(16.20)	1,823,516	1.00	1.19	1.94	75

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	21

SSgA

International Equity Funds

Notes to Financial Statements — February 28, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of February 28, 2013. These financial statements report on two funds: the SSgA Emerging Markets Fund and the SSgA International Stock Selection Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

Select Class shares of the Emerging Markets Fund, which were first offered on November 28, 2005, may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the Investment Company or State Street Global Markets LLC to offer shares (“Select Intermediaries”). Select Intermediaries are advisors, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

22	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Notes to Financial Statements	23

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities’ valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Footnotes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2013 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded daily on the accrual basis. Withholding taxes on foreign dividend interest and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

24	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Each Fund files a U.S. tax return. At February 28, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At February 28, 2013 the following Fund had a net tax basis capital loss carryforward, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	No expiration		Total
								Short-term	Long-term
International Stock Selection Fund	$—	$—	$—	$—	$153,873,846	$428,227,873	$—	$38,440,506	$—	$620,542,225

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2013, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets Fund	International Stock Selection Fund

Cost of Investments for Tax Purposes	$1,102,886,793	$344,104,350

Gross Tax Unrealized Appreciation	$506,249,113	72,069,178
Gross Tax Unrealized Depreciation	(57,373,334)	(19,092,716)

Net Unrealized Appreciation (Depreciation)	$448,875,779	$52,976,462

As permitted by tax regulations, the International Stock Selection and Emerging Markets Fund intends to defer a short term realized capital loss incurred from November 1, 2011 to August 31, 2012 in the amount of $28,202,297 and $50,938,943, respectively and treat it as arising in the fiscal year 2013.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and U.S. GAAP are primarily due to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Notes to Financial Statements	25

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The Emerging Markets Fund offers Institutional Class and Select Class shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains (losses) from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2013. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the Fund.

	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets Fund	$3,227,412	$595,405

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated

26	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2013 were as follows:

(Amounts in thousands)

	Emerging Markets Fund		International Stock Selection Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts

Location
Statement of Assets and Liabilities — Assets
Daily variation margin on futures contracts*	$532,010	$—	$8,134
Foreign currency-related transactions	—	3,974,342	—

	$532,010	$3,974,342	$8,134

Location
Statement of Assets and Liabilities — Liabilities
Daily variation margin on futures contracts*	$—	$—	$—
Foreign currency-related transactions**	—	3,260,926	—

	$—	$3,260,926	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.
**	Includes only forward foreign currency-related transactions.

Notes to Financial Statements	27

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the period ended February 28, 2013 were as follows:

	Emerging Markets Fund		International Stock Selection Fund
Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts	Equity Contracts	Foreign Currency Contracts

Location
Statement of Operations — Net realized gain (loss)
Futures contracts	$2,864,686	$—	$(17,397)	$—
Foreign currency-related transactions	—	387,670	—	—

	$2,864,686	$387,670	$(17,397)	$—

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$1,439,002	$—	$16,685	$—
Foreign currency-related transactions	—	1,062,948	—	7,226

	$1,439,002	$1,062,948	$16,685	$7,226

For the period ended February 28, 2013, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Emerging Markets Fund	International Stock Selection Fund
November 30, 2012	7,897	—
February 28, 2013	419	100

For the period ended February 28, 2013, the Funds’ quarterly holdings of foreign currency exchange contracts were as follows:

	Outstanding Contract Amounts Sold
Quarter Ended	Emerging Markets Fund	International Stock Selection Fund
November 30, 2012	108,829,886	—
February 28, 2013	369,204,135	—

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statements of Assets and Liabilities. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

28	Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

For the period ended February 28, 2013, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Funds	Strategies
SSgA Emerging Markets Fund	Hedging duration

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2013, the International Stock Selection Fund had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
International Stock Selection Fund	$531,477

For the period ended February 28, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA Emerging Markets Fund	Return enhancement, hedging and exposing cash reserves to markets
SSgA International Stock Selection Fund	Exposing cash reserves to markets

Index Swaps

The Emerging Markets Fund may enter into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation (depreciation) on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit and counterparty risk in the event of non-performance by the swap counterparties. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. This risk is also mitigated by investing the portfolio in assets generating cash flows complimentary to the returns it is required to pay. The Fund segregates certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements. As of February 28, 2013, the Emerging Markets Fund held no swap contracts and therefore held no cash collateral in connection with swap contracts purchased (sold).

Notes to Financial Statements	29

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Participation Notes

The Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment advisor deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Contractual Obligation/Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

For the period ended February 28, 2013, purchases and sales of investment securities, excluding short-term investments and derivative contracts were as follows:

	Purchases	Sales

Emerging Markets Fund	$453,249,107	$835,549,226
International Stock Selection Fund	82,533,130	139,781,520

30	Notes to Financial Statements

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International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Securities Lending

The Investment Company participates in a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. Each Fund receives cash (U.S. currency), U.S. Government, U.S. Government agency obligations or foreign government securities as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral must be invested by State Street Bank and Trust Company, as the lending agent, in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral. At year end, all such cash collateral was invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Funds’ investment advisor.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the lending agent and is recorded as securities lending income for the Funds. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the lending agent and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2013, the non-cash collateral received for the securities on loan was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
International Stock Selection Fund	$5,325,250	Pool of U.S. and Foreign Government Bonds

The Funds cannot repledge or sell non-cash collateral balances.

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with its investment objective, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the annual rate of 0.75% of their average daily net assets.

The Advisor has contractually agreed to waive up to the full amount of the Emerging Markets Fund’s advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waivers for the period ended February 28, 2013 was $252,855 for the Institutional Class and $47,375 for Select Class. There were no reimbursements for the Institutional Class or Select Class for the period ended February 28, 2013.

The Advisor has contractually agreed to waive up to the full amount of the International Stock Selection Fund’s advisory fees and to reimburse Fund all expenses in excess of 1.00%, of average daily net assets on an annual basis until December 31, 2012 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waivers for the period ended February 28, 2013 was $479,197. There were no reimbursements for the period ended February 28, 2013. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

Notes to Financial Statements	31

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of February 28, 2013, $7,634,833 of the Central Fund’s net assets represents investments by these Funds, and $13,899,805 represents the investments of other Investment Company Funds not presented herein.

For the period ended February 28, 2013, the total advisory fees waived are as follows:

Amount Waived
Emerging Markets Fund	$10,566
International Stock Selection Fund	1,458

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
Emerging Markets Fund	$165
International Stock Selection Fund	2

On December 26, 2012 the Adviser agreed to make a voluntary contribution of $43,032 to the SSgA Emerging Markets Fund and $1,184 to the SSgA International Stock Selection Fund in connection with a portfolio investment matter.

Securities Lending

State Street is authorized to act on behalf of the Investment Company as lending agent with respect to the lending of certain securities of the Investment Company held by State Street as custodian, pursuant to an amended and restated securities lending authorization agreement dated September 28, 2010. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated at 85% payment to the fund, and 15% payable to State Street (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement).

For the period September 1, 2012 through February 28, 2013, State Street earned securities lending agent fees as follows:

Agent Fees Earned
Emerging Markets Fund	$88,979
International Stock Selection Fund	11,033

Transactions with Affiliates

Each Fund may invest in the SSgA Prime Money Market Fund, a series of the Investment Company. All income distributions earned by the Funds from affiliated money market funds are recorded as dividends from affiliated money market funds on the Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, for which SSgA FM serves as the investment advisor.

32	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Amounts related to investments in the SSgA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at February 28, 2013 and for the period then ended are:

		Purchased		Sold
SSgA Prime Money Market Fund	Value at 8/31/2012	Cost	Shares	Cost	Shares	Value at 2/28/2013	Income
Emerging Markets Fund	$31,473,270	$312,178,609	312,178,609	$340,720,496	340,720,496	$2,931,383	$8,299
International Stock Selection Fund	724,934	34,068,368	34,068,368	30,089,852	30,089,852	4,703,450	980

		Purchased		Sold
State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2012	Cost	Shares	Cost	Shares	Value at 2/28/2013	Income
Emerging Markets Fund	$94,359,562	$123,648,220	123,648,220	$164,498,207	164,498,207	$53,509,575	$484,826
International Stock Selection Fund	20,549,710	73,605,779	73,605,779	80,297,248	80,297,248	13,858,241	62,489

Administrator

State Street (the “Administrator”) serves as the Investment Company’s administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses. Prior to January 1, 2013, Russell Fund Services Company (“RFSC”) served as administrator at an annual fee based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion — 0.07%; over $1 billion — 0.05%. In addition, RFSC charged a flat fee of $30,000 per year per Fund with less than $500 million in assets under management.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

Institutional Class

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2013, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets

Emerging Markets Fund	$22,890	$3,012
International Stock Selection Fund	502	70

The Fund(s) did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

Notes to Financial Statements	33

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of February 28, 2013, the Emerging Markets Fund and International Stock Selection Fund had no carryover expenses.

Select Class

The Investment Company has entered into a distribution plan with respect to the Select Class pursuant to Rule 12b-1 (the “Select Plan”) under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connections with purchases and redemptions of shares of the Select Class and related services provided to Select Class shareholders by the Distributor. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of each Fund’s average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of February 28, 2013.

Under the Select Plan, the Emerging Markets Fund has entered into a distribution agreement with the Distributor. For these services, Select Class pays the Distributor 0.025% of the daily net asset value. For the period ended February 28, 2013, Emerging Markets Select Class paid $46,330 to Global Markets.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2013 were as follows:

	Emerging Markets Fund	International Stock Selection Fund
Advisory fees	$851,011	$97,284
Administration fees	36,931	579
Custodian Fees	131,976	10,318
Distribution fees	103,791	597
Shareholder servicing fees	224,185	806
Transfer agent fees	125,067	19,987
Trustee fees	6,493	461

	$1,479,454	$130,032

34	Notes to Financial Statements

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

5.	Fund Share Transactions

	Period Ended February 28, 2013 (Unaudited)		Fiscal Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars

Emerging Markets Fund
Institutional Class
Proceeds from shares sold	6,177,750	$123,084,407	35,368,937	$665,688,642
Proceeds from reinvestment of distributions	1,109,563	21,340,011	1,200,506	21,897,235
Payments for shares redeemed	(14,586,513)	(292,729,951)	(38,257,950)	(726,117,752)

	(7,299,200)	$(148,305,533)	(1,688,507)	$(38,531,875)

Select Class
Proceeds from shares sold	549,597	$11,299,772	1,485,127	$27,778,551
Proceeds from reinvestment of distributions	218,027	4,215,271	293,584	5,370,647
Payments for shares redeemed	(10,457,531)	(209,373,053)	(12,769,524)	(244,061,957)

	(9,689,907)	$(193,858,010)	(10,990,813)	$(210,912,759)

Total net increase (decrease)	(16,989,107)	$(342,163,543)	(12,679,320)	$(249,444,634)

International Stock Selection Fund
Institutional Class
Proceeds from shares sold	1,767,808	$16,289,334	10,917,726	$92,742,099
Proceeds from reinvestment of distributions	1,636,372	14,373,425	3,127,224	26,839,285
Payments for shares redeemed	(7,572,932)	(68,464,088)	(51,992,690)	(444,317,676)

	(4,168,752)	$(37,801,329)	(37,947,740)	$(324,736,292)

Class R
Proceeds from shares sold	—	$—	47,567	$403,173
Proceeds from reinvestment of distributions	—	—	7,263	61,995
Payments for shares redeemed	—	—	(261,776)	(2,184,177)

	—	$—	(206,946)	$(1,719,009)

Total net increase (decrease)	(4,168,752)	$(37,801,329)	(38,154,686)	$(326,455,301)

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2013, the Funds did not utilize the Interfund Lending Program.

7.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global

Notes to Financial Statements	35

SSgA

International Equity Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

8.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

9.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 28, 2013, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

36	Notes to Financial Statements

SSgA

International Equity Funds

Result of Meeting of Shareholders — February 28, 2013 (Unaudited)

Special Meetings of the Shareholders

1. A special meeting of the shareholders of the Investment Company was held on February 1, 2013, to elect Trustees of the Investment Company:

Shares Represented by proxy	Percentage of Shares Outstanding
7,224,477,716	32.485%

Nominee	For	Withheld
William L. Marshall	6,294,047,481	930,430,235
Scott F. Powers	6,592,922,165	631,555,551
Patrick J. Riley	6,293,326,538	931,151,178
Richard D. Shirk	6,294,367,259	930,110,457
Bruce D. Taber	6,310,640,929	913,836,787

Result of Meeting of Shareholders	37

SSgA

International Equity Funds

Shareholder Requests for Additional Information — February 28, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

38	Shareholder Requests for Additional Information

SSgA

International Equity Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Marshall

Scott F. Powers

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Ryan M. Louvar, Secretary and Chief Legal Officer

Chad C. Hallett, Assistant Treasurer

Caroline M. Connolly, Assistant Treasurer

Mark E. Tuttle, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator, Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor:    State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	39

SSGAINTERSAR

S&P 500 Index Fund

Semiannual Report

February 28, 2013

SSgA Funds

S&P 500 Index Fund

Semiannual Report

February 28, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSgA

S&P 500 Index Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2012	$1,000.00	$1,000.00
Ending Account Value February 28, 2013	$1,089.00	$1,023.90
Expenses Paid During Period*	$0.93	$0.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

S&P 500 Index Fund	3

SSgA

S&P 500 Index Fund

Presentation of Master Portfolio Holdings — February 28, 2013 (Unaudited)

Categories	% of Master Portfolio Net Assets

Common Stock
Consumer Discretionary	12.0
Consumer Staples	10.6
Energy	10.9
Financials	16.3
Health Care	11.7
Industrials	10.2
Information Technology	16.3
Materials	3.6
Telecommunication Services	3.0
Utilities	3.4
U.S. Government Securities	0.1
Money Market Fund	1.6

Total Investments	99.7
Other Assets and Liabilities, Net	0.3

100

Futures Contracts	0.1

4	S&P 500 Index Fund

SSgA

S&P 500 Index Fund

Statement of Assets and Liabilities — February 28, 2013 (Unaudited)

Assets
Investments in Master Portfolio, at value	$1,156,998,204
Receivables:
Fund shares sold	1,646,479
Prepaid expenses	15,295

Total assets	1,158,659,978

Liabilities
Payables:
Fund shares redeemed	617,591
Accrued fees to affiliates and trustees	264,226
Other accrued expenses	56,516

Total liabilities	938,333

Net Assets	$1,157,721,645

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$6,514,256
Accumulated net realized gain (loss) allocated from Master Portfolio	(113,364,928)
Unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	680,287,044
Futures contracts	1,788,409
Shares of beneficial interest	46,957
Additional paid-in-capital	582,449,907

Net Assets	$1,157,721,645

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$24.66
Net assets	$1,157,721,645
Shares outstanding ($0.001 par value)	46,956,196

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities	5

SSgA

S&P 500 Index Fund

Statement of Operations — For the Period Ended February 28, 2013 (Unaudited)

Investment Income Allocated from Master Portfolio
Dividends (net of foreign taxes withheld of $36,261)	$13,674,839
Interest	16,993
Expenses	(250,455)

Total investment income allocated from Master Portfolio	13,441,377

Fund Level Expenses
Administrative fees	143,929
Custodian fees	9,167
Distribution fees	291,932
Transfer agent fees	104,113
Professional fees	33,682
Registration fees	20,449
Shareholder servicing fees	95,755
Trustees’ fees	15,843
Insurance fees	15,028
Printing fees	63,232
Miscellaneous	6,466

Expenses before reductions	799,596
Expense reductions	(46,346)

Net Fund Level expenses	753,250

Net investment income (loss)	12,688,127

Net Realized and Unrealized Gain (Loss) Allocated from Master Portfolio
Net realized gain (loss) on:
Investments	5,274,069
Futures contracts	1,995,719

Net realized gain (loss)	7,269,788

Net change in unrealized appreciation (depreciation) on:
Investments	76,468,567
Futures contracts	(248,138)

Net change in unrealized appreciation (depreciation)	76,220,429

Net realized and unrealized gain (loss)	83,490,217

Net Increase (Decrease) in Net Assets from Operations	$96,178,344

See accompanying notes which are an integral part of the financial statements.

6	Statement of Operations

SSgA

S&P 500 Index Fund

Statements of Changes in Net Assets — For the Periods Ended

	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$12,688,127	$24,772,334
Net realized gain (loss)	7,269,788	47,243,375
Net change in unrealized appreciation (depreciation)	76,220,429	116,261,564

Net increase (decrease) in net assets from operations	96,178,344	188,277,273

Distributions
From net investment income	(11,574,958)	(24,475,274)
From net realized gain	(14,123,147)	—

Net decrease in net assets from distributions	(25,698,105)	(24,475,274)

Share Transactions
Net increase (decrease) in net assets from share transactions	(44,020,136)	(159,025,216)

Total Net Increase (Decrease) in Net Assets	26,460,103	4,776,783

Net Assets
Beginning of period	1,131,261,542	1,126,484,759

End of period	$1,157,721,645	$1,131,261,542

Undistributed (overdistributed) net investment income included in net assets	$6,514,256	$5,401,087

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	7

SSgA

S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
February 28, 2013*	23.18	0.27	1.75	2.02	(0.24)	(0.30)
August 31, 2012	20.09	0.47	3.09	3.56	(0.47)	—
August 31, 2011	17.31	0.38	2.78	3.16	(0.38)	—
August 31, 2010	16.83	0.33	0.48	0.81	(0.33)	—
August 31, 2009	21.17	0.37	(4.30)	(3.93)	(0.41)	—
August 31, 2008	24.33	0.45	(3.17)	(2.72)	(0.44)	—

*	For the six months ended February 28, 2013 (Unaudited)
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Expense ratios include the Fund’s share of the Master Portfolio’s allocated expenses.

See accompanying notes which are an integral part of the financial statements.

8	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)(e)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate of the Master Portfolio(c)
(0.54)	24.66	8.90	1,157,722	0.18	0.19	2.29	2
(0.47)	23.18	18.00	1,131,262	0.18	0.19	2.21	19
(0.38)	20.09	18.26	1,126,485	0.18	0.19	1.82	2
(0.33)	17.31	4.77	1,246,140	0.18	0.19	1.84	13
(0.41)	16.83	(18.29)	1,375,449	0.18	0.20	2.45	8
(0.44)	21.17	(11.34)	1,530,849	0.18	0.18	1.89	13

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	9

SSgA

S&P 500 Index Fund

Notes to Financial Statements — February 28, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of February 28, 2013. This financial statement reports on the SSgA S&P 500 Index Fund (the “Fund”). The Investment Company is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The Fund invests substantially all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Master Portfolio”). The Fund has the same investment objective as the Master Portfolio and investment policies that are substantially similar to those of the Master Portfolio in which it invests. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (approximately 52.70% at February 28, 2013). The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

10	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Fund and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures’ are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

The level associated with valuing the Fund’s investments for the period ended February 28, 2013 was Level 1 for the Fund.

Investment Income

The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Notes to Financial Statements	11

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of the other funds of the Investment Company.

It is the Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, for the period ended February 28, 2013 the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund files a U.S. tax return. At February 28, 2013, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it had taken or expects to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Capital Loss Carryovers

At February 28, 2013, the Fund had no tax basis capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carry forwards. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Master Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all funds of the Investment Company based principally on their relative net assets.

Contractual Obligation/Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

3.	Investment Transactions

Securities

Net daily increases and decreases in the Fund’s investment in the Master Portfolio aggregated to the following, for the period ended February 28, 2013:

	Increases	Decreases

S&P 500 Index Fund	$45,556,933	$122,374,180

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

The Fund is allocated a charge for a management fee from the Master Portfolio, calculated daily at an annual rate of 0.045% of average daily net assets. This fee relates to the advisory, custody and administrative services fees provided by the Master Portfolio on behalf of its investors. SSgA Funds Management, Inc. (the “Advisor”) manages the Fund pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Fund in accordance with its investment objective, policies, and limitations.

The Advisor has agreed to waive up to the full amount of the Fund’s advisory fee and reimburse the Fund for all fund and allocated Master Portfolio expenses that exceed 0.18% of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the reimbursement for the period ended February 28, 2013 was $46,346. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Fund’s transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Fund pays annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for the Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Fund pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Fund pays State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

Administrator

State Street (the “Administrator”) serves as the Investment Company’s administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $10 billion – 0.0175%; next $10 billion – 0.0125%; next $10 billion – 0.0075% and 0.0050% thereafter. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses. Prior to January 1, 2013, Russell Fund Services Company (“RFSC”) served as administrator at an annual fee based on the following percentages of the average daily net assets of the Fund: $0 to $1 billion – 0.0315%; over $1 billion – 0.01%. In addition, RFSC charged a flat fee of $30,000 per year to the Fund if it had less than $500 million in assets under management.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into

Notes to Financial Statements	13

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

agreements with other related and non-related parties which act as agents to offer and sell shares of the Fund. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation. The Investment Company has entered into a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Investment Company has adopted a shareholder service agreement with State Street, and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, the Fund pays 0.025% to State Street, and a fee to each of the Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of 0.05%.

For the period ended February 28, 2013, the Fund paid the following shareholder servicing expenses to the Agents:

State Street
S&P 500 Index Fund	$18,723

The Fund did not make any payments to SSGM, Fiduciary Investors Services or High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed 0.20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Fund’s responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Fund’s shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of February 28, 2013, the S&P 500 Index Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2013 were as follows:

S&P 500 Index Fund

Administration fees	$31,635
Custodian Fees	2,628
Distribution fees	145,915
Shareholder servicing fees	6,505
Transfer agent fees	69,554
Trustee fees	7,989

$264,226

14	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

5.	Fund Share Transactions

	Period Ended February 28, 2013 (Unaudited)		Fiscal Year Ended August 31, 2012
	Shares	Dollars	Shares	Dollars

S&P 500 Index Fund
Proceeds from shares sold	5,249,201	$123,965,965	11,319,847	$237,659,797
Proceeds from reinvestment of distributions	1,065,482	24,409,979	1,115,234	23,129,418
Payments for shares redeemed	(8,157,565)	(192,396,080)	(19,721,255)	(419,814,431)

Total net increase (decrease)	(1,842,882)	$(44,020,136)	(7,286,174)	$(159,025,216)

6.	Interfund Lending Program

The Fund participates in a joint lending and borrowing facility (the “Interfund Lending Program”). Portfolios of the Fund may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Fund will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2013, the Fund did not utilize the Interfund Lending Program.

7.	Dividends

On March 1, 2013 the Fund declared the following dividends from net investment income payable on March 7, 2013 to shareholders of record on March 1, 2013.

Net Investment Income

S&P 500 Index Fund	$0.1379

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

9.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those

Notes to Financial Statements	15

SSgA

S&P 500 Index Fund

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

10.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 28, 2013, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, other than referred to in Note 7, which would require disclosure within the financial statements.

16	Notes to Financial Statements

SSgA

S&P 500 Index Fund

Result of Meeting of Shareholders — February 28, 2013 (Unaudited)

Special Meetings of the Shareholders

1. A special meeting of the shareholders of the Investment Company was held on February 1, 2013, to elect Trustees of the Investment Company:

Shares Represented by proxy	Percentage of Shares Outstanding
7,224,477,716	32.485%

Nominee	For	Withheld
William L. Marshall	6,294,047,481	930,430,235
Scott F. Powers	6,592,922,165	631,555,551
Patrick J. Riley	6,293,326,538	931,151,178
Richard D. Shirk	6,294,367,259	930,110,457
Bruce D. Taber	6,310,640,929	913,836,787

Result of Meeting of Shareholders	17

SSgA

S&P 500 Index Fund

Shareholder Requests for Additional Information — February 28, 2013 (Unaudited)

The Fund has adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Fund will file its complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

18	Shareholder Requests for Additional Information

SSgA

S&P 500 Index Fund

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Marshall

Scott F. Powers

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura F. Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Ryan M. Louvar, Secretary and Chief Legal Officer

Chad C. Hallett, Assistant Treasurer

Caroline M. Connolly, Assistant Treasurer

Mark E. Tuttle, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator, Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	19

State Street Equity 500 Index Portfolio

Portfolio of Investments — February 28, 2013 (Unaudited)

	Shares	Market Value

Common Stocks - 98.0%
Consumer Discretionary - 12.0%
Abercrombie & Fitch Co. Class A	13,046	$608,335
Amazon.com, Inc. (a)	57,092	15,087,703
Apollo Group, Inc. Class A (a)	18,029	304,149
AutoNation, Inc. (a)	6,363	278,509
AutoZone, Inc. (a)	5,964	2,267,215
Bed Bath & Beyond, Inc. (a)	36,545	2,073,929
Best Buy Co., Inc.	42,119	691,173
BorgWarner, Inc. (a)	18,500	1,376,585
Cablevision Systems Corp.	35,600	498,044
CarMax, Inc. (a)	37,200	1,428,852
Carnival Corp.	70,650	2,527,150
CBS Corp. Class B	95,403	4,139,536
Chipotle Mexican Grill, Inc. (a)	5,100	1,615,629
Coach, Inc.	44,828	2,166,537
Comcast Corp. Class A	420,748	16,741,563
D.R. Horton, Inc.	46,076	1,027,495
Darden Restaurants, Inc.	20,588	952,607
Delphi Automotive PLC	45,500	1,904,175
DIRECTV (a)	94,977	4,575,042
Discovery Communications, Inc. Class A (a)	39,900	2,925,867
Dollar General Corp. (a)	42,500	1,969,450
Dollar Tree, Inc. (a)	36,600	1,653,771
eBay, Inc. (a)	182,503	9,979,264
Expedia, Inc.	14,357	916,551
Family Dollar Stores, Inc.	15,558	895,363
Ford Motor Co.	604,598	7,623,981
Fossil, Inc. (a)	8,800	904,376
GameStop Corp. Class A	19,500	488,670
Gannett Co., Inc.	39,574	794,250
Gap, Inc.	44,198	1,454,998
Garmin Ltd.	17,300	594,082
Genuine Parts Co.	25,209	1,790,595
Goodyear Tire & Rubber Co. (a)	34,957	453,742
H&R Block, Inc.	47,115	1,171,279
Harley-Davidson, Inc.	35,801	1,884,207
Harman International Industries, Inc.	12,021	510,291
Hasbro, Inc.	17,825	713,357
Home Depot, Inc.	236,712	16,214,772
Host Hotels & Resorts, Inc.	118,721	1,979,079
International Game Technology	39,819	634,715
Interpublic Group of Cos., Inc.	71,894	918,805
JC Penney Co., Inc.	21,810	383,202
Johnson Controls, Inc.	109,586	3,448,671
Kohl’s Corp.	34,533	1,591,971
Lennar Corp. Class A	25,931	1,000,677
Limited Brands, Inc.	38,167	1,737,362
Lowe’s Cos., Inc.	180,762	6,896,070
Macy’s, Inc.	61,423	2,524,485
Marriott International, Inc. Class A	39,050	1,540,523
Mattel, Inc.	53,776	2,191,372
McDonald’s Corp.	160,325	15,375,167

	Shares	Market Value

McGraw-Hill Cos., Inc.	45,766	$2,130,407
NetFlix, Inc. (a)	7,700	1,448,216
Newell Rubbermaid, Inc.	47,893	1,117,823
News Corp. Class A	320,809	9,239,299
NIKE, Inc. Class B	116,504	6,344,808
Nordstrom, Inc.	23,633	1,281,381
O’Reilly Automotive, Inc. (a)	19,400	1,973,756
Omnicom Group, Inc.	43,541	2,504,914
PetSmart, Inc.	17,300	1,126,403
Priceline.com, Inc. (a)	7,990	5,493,764
PulteGroup, Inc. (a)	54,705	1,049,242
PVH Corp.	12,400	1,510,940
Ralph Lauren Corp.	9,515	1,650,567
Ross Stores, Inc.	35,900	2,080,764
Scripps Networks Interactive, Inc. Class A	12,035	758,807
Snap-on, Inc.	9,212	739,447
Stanley Black & Decker, Inc.	27,007	2,125,451
Staples, Inc.	110,033	1,450,235
Starbucks Corp.	120,461	6,603,672
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,885,132
Target Corp.	104,216	6,561,439
Tiffany & Co.	19,880	1,335,141
Time Warner Cable, Inc.	48,471	4,187,410
Time Warner, Inc.	151,091	8,033,508
TJX Cos., Inc.	117,212	5,271,024
TripAdvisor, Inc. (a)	16,857	766,319
Urban Outfitters, Inc. (a)	18,300	741,516
V.F. Corp.	14,393	2,321,015
Viacom, Inc. Class B	72,422	4,233,790
Walt Disney Co.	283,245	15,462,345
Washington Post Co. Class B	660	263,036
Whirlpool Corp.	12,661	1,430,060
Wyndham Worldwide Corp.	22,699	1,367,388
Wynn Resorts, Ltd.	12,700	1,484,630
Yum! Brands, Inc.	73,292	4,799,160

		264,198,002

Consumer Staples - 10.6%
Altria Group, Inc.	320,199	10,742,677
Archer-Daniels-Midland Co.	107,324	3,419,343
Avon Products, Inc.	67,660	1,322,753
Beam, Inc.	25,045	1,528,496
Brown-Forman Corp. Class B	23,482	1,540,889
Campbell Soup Co.	28,865	1,188,083
Clorox Co.	20,543	1,725,817
Coca-Cola Co.	610,822	23,651,028
Coca-Cola Enterprises, Inc.	40,801	1,459,860
Colgate-Palmolive Co.	71,401	8,170,416
ConAgra Foods, Inc.	65,375	2,229,941
Constellation Brands, Inc. Class A (a)	23,026	1,018,670
Costco Wholesale Corp.	68,589	6,947,380
Crimson Wine Group, Ltd. (a)	2,974	23,938

20	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

	Shares	Market Value

CVS Caremark Corp.	199,532	$10,200,076
Dean Foods Co. (a)	31,858	528,843
Dr Pepper Snapple Group, Inc.	34,100	1,487,442
Estee Lauder Cos., Inc. Class A	38,504	2,468,106
General Mills, Inc.	103,664	4,794,460
H.J. Heinz Co.	52,069	3,771,358
Hormel Foods Corp.	21,200	793,092
Kellogg Co.	39,035	2,361,618
Kimberly-Clark Corp.	63,300	5,967,924
Kraft Foods Group, Inc.	94,769	4,593,453
Kroger Co.	77,576	2,265,995
Lorillard, Inc.	61,383	2,365,701
McCormick & Co., Inc.	20,753	1,396,054
Molson Coors Brewing Co. Class B	25,162	1,112,412
Mondelez International, Inc. Class A	284,309	7,861,144
Monster Beverage Corp. (a)	24,300	1,225,449
PepsiCo, Inc.	247,554	18,757,167
Philip Morris International, Inc.	265,999	24,405,408
Procter & Gamble Co.	433,619	33,033,095
Reynolds American, Inc.	52,074	2,274,592
Safeway, Inc.	37,164	886,733
Sysco Corp.	93,209	2,997,601
The Hershey Co.	23,482	1,956,990
The J.M. Smucker Co.	18,060	1,721,118
Tyson Foods, Inc. Class A	44,235	1,002,807
Wal-Mart Stores, Inc.	267,402	18,926,714
Walgreen Co.	137,218	5,617,705
Whole Foods Market, Inc.	27,533	2,357,376

		232,099,724

Energy - 10.9%
Anadarko Petroleum Corp.	79,126	6,296,847
Apache Corp.	62,125	4,614,024
Baker Hughes, Inc.	69,973	3,136,190
Cabot Oil & Gas Corp.	32,600	2,020,222
Cameron International Corp. (a)	38,500	2,453,220
Chesapeake Energy Corp.	83,182	1,676,949
Chevron Corp.	311,046	36,439,039
ConocoPhillips	191,330	11,087,574
Consol Energy, Inc.	34,973	1,124,382
Denbury Resources, Inc. (a)	61,500	1,114,380
Devon Energy Corp.	60,151	3,263,793
Diamond Offshore Drilling, Inc.	11,500	801,320
Ensco PLC Class A	36,500	2,195,110
EOG Resources, Inc.	42,717	5,369,954
EQT Corp.	23,300	1,469,997
ExxonMobil Corp.	723,747	64,811,544
FMC Technologies, Inc. (a)	38,600	2,003,726
Halliburton Co.	148,634	6,169,797
Helmerich & Payne, Inc.	16,300	1,080,038
Hess Corp.	47,801	3,178,767
Kinder Morgan, Inc.	101,326	3,756,155
Marathon Oil Corp.	111,777	3,744,530
Marathon Petroleum Corp.	54,288	4,499,389

	Shares	Market Value

Murphy Oil Corp.	27,441	$1,670,608
Nabors Industries, Ltd.	48,204	807,899
National Oilwell Varco, Inc.	67,757	4,616,284
Newfield Exploration Co. (a)	20,600	476,272
Noble Corp.	39,400	1,411,308
Noble Energy, Inc.	27,910	3,093,265
Occidental Petroleum Corp.	127,044	10,459,533
Peabody Energy Corp.	44,124	951,313
Phillips 66	99,165	6,243,428
Pioneer Natural Resources Co.	19,400	2,440,714
QEP Resources, Inc.	27,068	824,491
Range Resources Corp.	25,500	1,958,400
Rowan Cos. PLC Class A (a)	19,620	678,656
Schlumberger, Ltd.	209,558	16,314,090
Southwestern Energy Co. (a)	54,600	1,871,142
Spectra Energy Corp.	104,398	3,031,718
Tesoro Corp.	23,165	1,302,800
Valero Energy Corp.	87,909	4,007,771
Williams Cos., Inc.	105,468	3,660,794
WPX Energy, Inc. (a)	30,856	437,847

		238,565,280

Financials - 16.3%
ACE, Ltd.	52,700	4,500,053
AFLAC, Inc.	73,990	3,695,801
Allstate Corp.	76,406	3,516,204
American Express Co.	156,564	9,730,453
American International Group, Inc. (a)	234,433	8,910,798
American Tower Corp. REIT	62,800	4,873,280
Ameriprise Financial, Inc.	34,007	2,333,900
Aon PLC	51,247	3,130,679
Apartment Investment & Management Co. Class A	22,952	679,838
Assurant, Inc.	14,131	593,361
AvalonBay Communities, Inc.	17,798	2,221,724
Bank of America Corp.	1,714,371	19,252,386
BB&T Corp.	111,970	3,399,409
Berkshire Hathaway, Inc. Class B (a)	289,503	29,575,626
BlackRock, Inc.	20,434	4,899,052
Boston Properties, Inc.	23,867	2,479,304
Capital One Financial Corp.	92,963	4,743,902
CBRE Group, Inc. (a)	49,575	1,198,228
Charles Schwab Corp.	175,293	2,846,758
Chubb Corp.	43,175	3,627,995
Cincinnati Financial Corp.	20,814	936,838
Citigroup, Inc.	463,320	19,445,540
CME Group, Inc.	48,955	2,928,488
Comerica, Inc.	32,144	1,105,111
DDR Corp. REIT	1,532	26,458
Discover Financial Services	83,105	3,202,036
E*Trade Financial Corp. (a)	35,531	380,537
Equity Residential	51,157	2,815,681
Fifth Third Bancorp	147,916	2,342,989

State Street Equity 500 Index Portfolio	21

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

	Shares	Market Value

First Horizon National Corp.	43,755	$465,116
Franklin Resources, Inc.	22,380	3,161,175
Genworth Financial, Inc. Class A (a)	72,151	616,170
Goldman Sachs Group, Inc.	70,534	10,563,172
Hartford Financial Services Group, Inc.	70,197	1,657,351
HCP, Inc.	73,400	3,587,792
Health Care REIT, Inc.	40,700	2,610,498
Hudson City Bancorp, Inc.	76,692	653,416
Huntington Bancshares, Inc.	141,956	997,951
IntercontinentalExchange, Inc. (a)	11,980	1,854,744
Invesco, Ltd.	72,200	1,934,238
J.P. Morgan Chase & Co.	604,015	29,548,414
KeyCorp	148,675	1,396,058
Kimco Realty Corp.	62,669	1,364,304
Legg Mason, Inc.	18,042	514,197
Leucadia National Corp.	29,736	799,898
Lincoln National Corp.	46,592	1,376,328
Loews Corp.	51,131	2,204,257
M&T Bank Corp.	18,737	1,912,860
Marsh & McLennan Cos., Inc.	88,553	3,288,858
Mastercard, Inc. Class A	16,800	8,699,376
MetLife, Inc.	168,196	5,960,866
Moody’s Corp.	30,266	1,454,584
Morgan Stanley	221,530	4,995,501
NASDAQ OMX Group, Inc.	18,400	582,544
Northern Trust Corp.	32,506	1,728,344
NYSE Euronext	40,200	1,498,656
Paychex, Inc.	50,738	1,679,428
People’s United Financial, Inc.	57,000	746,700
PNC Financial Services Group, Inc.	84,717	5,285,494
Principal Financial Group, Inc.	39,991	1,264,116
Progressive Corp.	84,501	2,058,444
ProLogis, Inc.	72,299	2,815,323
Prudential Financial, Inc.	74,339	4,131,018
Public Storage, Inc.	23,087	3,490,985
Regions Financial Corp.	218,789	1,673,736
Simon Property Group, Inc.	48,815	7,754,751
SLM Corp.	77,454	1,469,302
State Street Corp.	72,725	4,115,508
SunTrust Banks, Inc.	86,518	2,387,032
T. Rowe Price Group, Inc.	40,075	2,852,939
The Bank of New York Mellon Corp.	188,685	5,120,911
Torchmark Corp.	14,931	838,973
Total System Services, Inc.	26,575	631,422
Travelers Cos., Inc.	61,604	4,954,194
U.S. Bancorp	300,952	10,226,349
Unum Group	46,829	1,145,906
Ventas, Inc.	47,300	3,347,894
Visa, Inc. Class A	82,400	13,071,936
Vornado Realty Trust	25,514	2,046,478
Wells Fargo & Co.	775,449	27,202,751
Western Union Co.	98,485	1,381,745
XL Group PLC	50,268	1,439,676
Zions Bancorp.	30,453	735,135

		358,687,243

	Shares	Market Value

Health Care - 11.7%
Abbott Laboratories	251,206	$8,488,251
AbbVie, Inc.	251,206	9,274,526
Actavis, Inc. (a)	20,946	1,783,761
Aetna, Inc.	54,750	2,583,653
Alexion Pharmaceuticals, Inc. (a)	30,400	2,636,896
Allergan, Inc.	49,192	5,333,397
AmerisourceBergen Corp.	34,986	1,651,339
Amgen, Inc.	121,445	11,101,287
Baxter International, Inc.	87,561	5,919,124
Becton Dickinson and Co.	31,997	2,817,656
Biogen Idec, Inc. (a)	37,731	6,276,175
Boston Scientific Corp. (a)	219,034	1,618,661
Bristol-Myers Squibb Co.	263,016	9,723,702
C.R. Bard, Inc.	11,997	1,185,903
Cardinal Health, Inc.	53,957	2,493,353
CareFusion Corp. (a)	33,878	1,109,166
Celgene Corp. (a)	67,118	6,925,235
Cerner Corp. (a)	23,000	2,011,580
CIGNA Corp.	45,996	2,688,926
Coventry Health Care, Inc.	21,903	993,520
Covidien PLC	76,800	4,882,176
DaVita, Inc. (a)	12,300	1,471,326
Dentsply International, Inc.	23,300	965,086
Edwards Lifesciences Corp. (a)	19,000	1,632,670
Eli Lilly & Co.	159,675	8,727,835
Express Scripts Holding Co. (a)	129,914	7,393,406
Forest Laboratories, Inc. (a)	37,402	1,376,394
Gilead Sciences, Inc. (a)	241,998	10,335,735
Hospira, Inc. (a)	25,303	744,667
Humana, Inc.	26,207	1,788,890
Intuitive Surgical, Inc. (a)	6,300	3,212,307
Johnson & Johnson	439,549	33,454,074
Laboratory Corp. of America Holdings (a)	15,422	1,366,389
Life Technologies Corp. (a)	27,887	1,621,071
McKesson Corp.	37,255	3,953,873
Mead Johnson Nutrition Co.	32,618	2,443,414
Medtronic, Inc.	159,778	7,183,619
Merck & Co., Inc.	480,370	20,526,210
Mylan, Inc. (a)	63,209	1,871,618
Patterson Cos., Inc.	12,894	468,568
Perrigo Co.	14,400	1,629,648
Pfizer, Inc.	1,167,611	31,957,513
Quest Diagnostics, Inc.	25,600	1,437,952
St. Jude Medical, Inc.	50,326	2,063,366
Stryker Corp.	46,289	2,956,941
Tenet Healthcare Corp. (a)	18,342	721,024
UnitedHealth Group, Inc.	161,796	8,647,996
Varian Medical Systems, Inc. (a)	18,060	1,275,578
WellPoint, Inc.	47,738	2,968,349
Zimmer Holdings, Inc.	28,252	2,117,770

		257,811,576

22	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

	Shares	Market Value

Industrials - 10.2%
3M Co.	99,672	$10,365,888
ADT Corp.	36,250	1,736,013
Amphenol Corp. Class A	26,100	1,849,446
Avery Dennison Corp.	15,388	628,600
Boeing Co.	105,888	8,142,787
Caterpillar, Inc.	103,679	9,576,829
CH Robinson Worldwide, Inc.	25,861	1,474,594
Cintas Corp.	17,588	772,113
CSX Corp.	168,914	3,874,887
Cummins, Inc.	28,358	3,285,841
Danaher Corp.	93,572	5,764,035
Deere & Co.	62,737	5,510,191
Dover Corp.	29,995	2,200,133
Eaton Corp. PLC	71,424	4,426,145
Emerson Electric Co.	115,548	6,551,572
Equifax, Inc.	19,983	1,101,463
Expeditors International Washington, Inc.	34,020	1,321,677
Fastenal Co.	40,300	2,080,689
FedEx Corp.	46,800	4,934,124
First Solar, Inc. (a)	8,070	208,610
Flir Systems, Inc.	23,500	618,990
Flowserve Corp.	8,400	1,348,200
Fluor Corp.	26,960	1,668,824
Fortune Brands Home & Security, Inc. (a)	1,145	39,560
General Dynamics Corp.	53,161	3,613,353
General Electric Co.	1,663,433	38,624,914
Honeywell International, Inc.	122,081	8,557,878
Illinois Tool Works, Inc.	69,071	4,247,867
Ingersoll-Rand PLC	43,300	2,279,745
Iron Mountain, Inc.	24,010	828,345
Jacobs Engineering Group, Inc. (a)	20,400	996,336
Joy Global, Inc.	17,200	1,089,448
L-3 Communications Holdings, Inc.	15,703	1,197,668
Leggett & Platt, Inc.	20,398	623,771
Lockheed Martin Corp.	43,152	3,797,376
Masco Corp.	57,123	1,100,189
Norfolk Southern Corp.	50,855	3,714,958
Northrop Grumman Corp.	39,511	2,595,082
PACCAR, Inc.	56,774	2,692,791
Pall Corp.	18,609	1,268,762
Parker Hannifin Corp.	23,903	2,258,355
Pentair, Ltd.	33,495	1,784,279
Pitney Bowes, Inc.	29,727	389,424
Precision Castparts Corp.	23,007	4,292,876
Quanta Services, Inc. (a)	35,000	994,000
Raytheon Co.	52,982	2,891,228
Republic Services, Inc.	50,103	1,575,238
Robert Half International, Inc.	23,540	836,847
Rockwell Automation, Inc.	22,505	2,033,102
Rockwell Collins, Inc.	22,531	1,354,338
Roper Industries, Inc.	16,100	2,006,221

	Shares	Market Value

Ryder System, Inc.	7,921	$445,160
Southwest Airlines Co.	114,186	1,335,976
Stericycle, Inc. (a)	14,100	1,352,472
Textron, Inc.	44,839	1,293,605
Thermo Fisher Scientific, Inc.	58,124	4,289,551
Tyco International, Ltd.	72,500	2,320,725
Union Pacific Corp.	74,268	10,182,886
United Parcel Service, Inc. Class B	112,546	9,301,927
United Technologies Corp.	132,078	11,959,663
W.W. Grainger, Inc.	9,669	2,189,642
Waste Management, Inc.	68,239	2,546,679
Xylem, Inc.	28,692	789,030

		225,132,918

Information Technology - 16.3%
Accenture PLC Class A	101,500	7,547,540
Adobe Systems, Inc. (a)	77,957	3,063,710
Advanced Micro Devices, Inc. (a)	84,086	209,374
Agilent Technologies, Inc.	54,968	2,280,073
Akamai Technologies, Inc. (a)	27,324	1,009,895
Altera Corp.	50,554	1,790,623
Analog Devices, Inc.	47,269	2,137,504
AOL, Inc.	1	37
Apple, Inc.	149,384	65,938,098
Applied Materials, Inc.	185,707	2,544,186
Autodesk, Inc. (a)	36,476	1,339,399
Automatic Data Processing, Inc.	75,317	4,621,451
BMC Software, Inc. (a)	22,421	898,409
Broadcom Corp. Class A	82,359	2,809,265
CA, Inc.	56,999	1,395,906
Cisco Systems, Inc.	835,919	17,428,911
Citrix Systems, Inc. (a)	29,667	2,103,390
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,668,378
Computer Sciences Corp.	23,144	1,111,606
Corning, Inc.	238,976	3,013,487
Dell, Inc.	236,250	3,295,687
Dun & Bradstreet Corp.	7,100	572,260
Electronic Arts, Inc. (a)	50,400	883,512
EMC Corp. (a)	334,284	7,691,875
F5 Networks, Inc. (a)	12,200	1,152,046
Fidelity National Information Services, Inc.	41,377	1,557,844
Fiserv, Inc. (a)	21,052	1,728,580
Google, Inc. Class A (a)	42,190	33,802,628
Harris Corp.	18,600	894,102
Hewlett-Packard Co.	312,916	6,302,128
Intel Corp.	795,756	16,591,513
International Business Machines Corp.	168,442	33,828,207
Intuit, Inc.	42,163	2,718,670
Jabil Circuit, Inc.	27,551	516,030
Juniper Networks, Inc. (a)	84,393	1,745,247
KLA-Tencor Corp.	27,005	1,478,794
Lam Research Corp. (a)	25,858	1,093,793

State Street Equity 500 Index Portfolio	23

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

	Shares	Market Value

Linear Technology Corp.	35,263	$1,348,457
LSI Corp. (a)	89,162	620,568
Microchip Technology, Inc.	29,389	1,071,817
Micron Technology, Inc. (a)	160,962	1,350,471
Microsoft Corp.	1,201,435	33,399,893
Molex, Inc.	23,205	643,011
Motorola Solutions, Inc.	45,952	2,858,674
NetApp, Inc. (a)	57,357	1,940,387
NVIDIA Corp.	99,956	1,265,443
Oracle Corp.	595,662	20,407,380
PerkinElmer, Inc.	19,218	656,679
QUALCOMM, Inc.	271,011	17,786,452
Red Hat, Inc. (a)	29,800	1,514,138
SAIC, Inc.	42,900	507,078
Salesforce.com, Inc. (a)	20,500	3,469,010
SanDisk Corp. (a)	38,367	1,933,313
Seagate Technology PLC	54,800	1,762,368
Symantec Corp. (a)	109,963	2,577,533
TE Connectivity, Ltd.	67,300	2,700,749
Teradata Corp. (a)	27,720	1,609,423
Teradyne, Inc. (a)	28,149	471,777
Texas Instruments, Inc.	181,899	6,251,869
VeriSign, Inc. (a)	24,721	1,132,222
Waters Corp. (a)	13,765	1,276,291
Western Digital Corp.	32,400	1,527,984
Xerox Corp.	209,101	1,695,809
Xilinx, Inc.	42,502	1,584,050
Yahoo!, Inc. (a)	167,019	3,559,175

		357,686,179

Materials - 3.6%
Air Products & Chemicals, Inc.	33,209	2,867,265
Airgas, Inc.	11,600	1,163,248
Alcoa, Inc.	169,749	1,446,261
Allegheny Technologies, Inc.	17,228	524,937
Ball Corp.	25,024	1,111,316
Bemis Co., Inc.	17,462	652,031
CF Industries Holdings, Inc.	9,450	1,897,843
Cliffs Natural Resources, Inc.	22,200	565,212
Dow Chemical Co.	189,628	6,015,000
E.I. du Pont de Nemours & Co.	148,112	7,094,565
Eastman Chemical Co.	23,708	1,653,159
Ecolab, Inc.	42,166	3,227,807
FMC Corp.	21,400	1,289,564
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	4,855,160
International Flavors & Fragrances, Inc.	13,031	951,002
International Paper Co.	71,411	3,142,798
LyondellBasell Industries NV	59,400	3,482,028
MeadWestvaco Corp.	26,720	954,171
Monsanto Co.	85,355	8,623,416
Mosaic Co.	41,900	2,452,826
Newmont Mining Corp.	78,406	3,158,978
Nucor Corp.	49,654	2,236,913

	Shares	Market Value

Owens-Illinois, Inc. (a)	24,000	$612,000
Plum Creek Timber Co., Inc.	25,311	1,227,583
PPG Industries, Inc.	24,271	3,268,333
Praxair, Inc.	46,511	5,258,069
Sealed Air Corp.	28,792	639,470
Sherwin-Williams Co.	13,696	2,213,137
Sigma-Aldrich Corp.	19,134	1,474,466
United States Steel Corp.	21,478	447,602
Vulcan Materials Co.	21,361	1,087,916
Weyerhaeuser Co.	87,474	2,572,610

		78,166,686

Telecommunication Services - 3.0%
AT&T, Inc.	900,850	32,349,523
CenturyLink, Inc.	99,565	3,451,918
Crown Castle International Corp. (a)	46,900	3,273,620
Frontier Communications Corp.	165,844	686,594
JDS Uniphase Corp. (a)	32,523	460,526
MetroPCS Communications, Inc. (a)	52,500	514,500
Sprint Nextel Corp. (a)	479,365	2,780,317
Verizon Communications, Inc.	449,166	20,899,694
Windstream Corp.	99,213	852,240

		65,268,932

Utilities - 3.4%
AES Corp.	103,195	1,199,126
AGL Resources, Inc.	18,100	723,276
Ameren Corp.	37,560	1,269,152
American Electric Power Co., Inc.	76,652	3,586,547
CenterPoint Energy, Inc.	66,311	1,421,045
CMS Energy Corp.	42,056	1,119,110
Consolidated Edison, Inc.	47,252	2,787,868
Dominion Resources, Inc.	90,862	5,088,272
DTE Energy Co.	27,484	1,835,931
Duke Energy Corp.	112,783	7,810,223
Edison International	53,219	2,556,109
Entergy Corp.	27,698	1,724,477
Exelon Corp.	136,543	4,231,468
FirstEnergy Corp.	68,122	2,689,457
Integrys Energy Group, Inc.	11,616	657,117
NextEra Energy, Inc.	67,721	4,867,108
NiSource, Inc.	45,982	1,273,701
Northeast Utilities	50,060	2,077,991
NRG Energy, Inc.	49,000	1,176,000
Oneok, Inc.	32,200	1,448,678
Pepco Holdings, Inc.	34,700	704,063
PG&E Corp.	66,926	2,853,725
Pinnacle West Capital Corp.	17,860	999,088
PPL Corp.	92,275	2,843,916
Public Service Enterprise Group, Inc.	80,924	2,637,313
SCANA Corp.	21,000	1,025,640
Sempra Energy	35,286	2,743,839
Southern Co.	139,943	6,298,834
TECO Energy, Inc.	34,951	602,905

24	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

	Shares	Market Value

Wisconsin Energy Corp.	38,100	$1,573,530
Xcel Energy, Inc.	75,951	2,179,794

		74,005,303

Total Common Stocks (Cost: $1,185,758,208)		2,151,621,843

	Par Amount

U.S. Government Securities - 0.1%
U.S. Treasury Bill (b)(e)(f) 0.01% due 03/07/13	$1,150,000	1,149,984
U.S. Treasury Bill (b)(e)(f) 0.01% due 04/04/13	400,000	399,973
U.S. Treasury Bill (b)(e)(f) 0.01% due 05/09/13	610,000	609,930

Total U.S. Government Securities (Cost: $2,159,887)		2,159,887

	Shares

Money Market Fund - 1.6%
State Street Institutional Liquid Reserves Fund 0.14% (c)(g)	34,902,773	34,902,773

Total Money Market Fund (Cost: $34,902,773)		34,902,773

Total Investments (h)† - 99.7% (Cost $1,222,820,868 (i))		2,188,684,503

Other Assets in Excess of Liabilities - 0.3%		6,798,745

Net Assets - 100.0%		$2,195,483,248

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(i)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2013 was $997,249,061 and $31,385,426, respectively, resulting in net unrealized appreciation of investments of $965,863,635.
PLC =	Public Limited Company
REIT =	Real Estate Investment Trust
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

State Street Equity 500 Index Portfolio	25

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,151,621,843	$—	$—	$2,151,621,843
U.S. Government Securities	—	2,159,887	—	2,159,887
Money Market Fund	34,902,773	—	—	34,902,773

Total Investments	2,186,524,616	2,159,887	—	2,188,684,503

Other Assets:
Futures contracts	2,008,346	—	—	2,008,346

Total Assets	$2,188,532,962	$2,159,887	$—	$2,190,692,849

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the two months ended February 28, 2013, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

26	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

	Number of Contracts	Notional Value	Unrealized Appreciation

Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 03/2013	591	$42,709,669	$2,008,346

Total unrealized appreciation on open futures contracts purchased			$2,008,346

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at February 28, 2013:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$2,008,346	$2,008,346

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the two months ended February 28, 2013, were as follows:

Realized Gain (Loss)

	Equity Contracts Risk	Total
Futures Contracts	$261,181	$261,181

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Futures Contracts	$1,939,177	$1,939,177

The average notional value of futures outstanding during the period ended February 28, 2013, was $35,322,541.

State Street Equity 500 Index Portfolio	27

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — February 28, 2013 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending February 28, 2013 were as follows:

Security Description	Number of shares held at 12/31/12	Shares purchased for the two months ended 02/28/13	Shares sold for the two months ended 02/28/13	Number of shares held at 02/28/13	Value at 02/28/13	Income earned for the two months ended 02/28/13	Realized gain on shares sold

State Street Corp.	72,725	—	—	72,725	$4,115,508	$—	$—
State Street Institutional Liquid Reserves Fund	25,053,183	42,189,647	32,340,057	34,902,773	34,902,773	8	—

See notes to financial statements.

28	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — February 28, 2013 (Unaudited)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,185,528,321)	$2,149,666,222
Investments in non-controlled affiliates at market value (identified cost $37,292,547)	39,018,281

Total investments at market value (identified cost $1,222,820,868)	2,188,684,503
Receivable for fund shares sold	1,586,963
Dividends and interest receivable	5,333,490

Total assets	2,195,604,956

Liabilities
Management fees payable	47,833
Daily variation margin on futures contracts	73,875

Total liabilities	121,708

Net Assets	$2,195,483,248

See notes to financial statements.

State Street Equity 500 Index Portfolio	29

State Street Equity 500 Index Portfolio

Portfolio of Investments — December 31, 2012

	Shares	Market Value (000)

Common Stocks - 98.5%
Consumer Discretionary - 12.0%
Abercrombie & Fitch Co. Class A	13,046	$626
Amazon.com, Inc. (a)	57,092	14,338
Apollo Group, Inc. Class A (a)	18,029	377
AutoNation, Inc. (a)	6,363	253
AutoZone, Inc. (a)	5,964	2,114
Bed Bath & Beyond, Inc. (a)	36,545	2,043
Best Buy Co., Inc.	42,119	499
Big Lots, Inc. (a)	9,227	263
BorgWarner, Inc. (a)	18,500	1,325
Cablevision Systems Corp.	35,600	532
CarMax, Inc. (a)	37,200	1,396
Carnival Corp.	70,650	2,598
CBS Corp. Class B	95,403	3,630
Chipotle Mexican Grill, Inc. (a)	5,100	1,517
Coach, Inc.	44,828	2,488
Comcast Corp. Class A	420,748	15,728
D.R. Horton, Inc.	46,076	911
Darden Restaurants, Inc.	20,588	928
Delphi Automotive PLC (a)	45,500	1,740
DIRECTV (a)	94,977	4,764
Discovery Communications, Inc. Class A (a)	39,900	2,533
Dollar General Corp. (a)	42,500	1,874
Dollar Tree, Inc. (a)	36,600	1,485
eBay, Inc. (a)	182,503	9,311
Expedia, Inc.	14,357	882
Family Dollar Stores, Inc.	15,558	987
Ford Motor Co.	604,598	7,830
Fossil, Inc. (a)	8,800	819
GameStop Corp. Class A	19,500	489
Gannett Co., Inc.	39,574	713
Gap, Inc.	44,198	1,372
Garmin Ltd.	17,300	706
Genuine Parts Co.	25,209	1,603
Goodyear Tire & Rubber Co. (a)	34,957	483
H&R Block, Inc.	47,115	875
Harley-Davidson, Inc.	35,801	1,749
Harman International Industries, Inc.	12,021	537
Hasbro, Inc.	17,825	640
Home Depot, Inc.	236,712	14,641
Host Hotels & Resorts, Inc.	118,721	1,860
International Game Technology	39,819	564
Interpublic Group of Cos., Inc.	71,894	792
JC Penney Co., Inc.	21,810	430
Johnson Controls, Inc.	109,586	3,364
Kohl’s Corp.	34,533	1,484
Lennar Corp. Class A	25,931	1,003
Limited Brands, Inc.	38,167	1,796
Lowe’s Cos., Inc.	180,762	6,421
Macy’s, Inc.	61,423	2,397
Marriott International, Inc. Class A	39,050	1,455
Mattel, Inc.	53,776	1,969

	Shares	Market Value (000)

McDonald’s Corp.	160,325	$14,142
McGraw-Hill Cos., Inc.	45,766	2,502
NetFlix, Inc. (a)	7,700	714
Newell Rubbermaid, Inc.	47,893	1,067
News Corp. Class A	320,809	8,193
NIKE, Inc. Class B	116,504	6,012
Nordstrom, Inc.	23,633	1,264
O’Reilly Automotive, Inc. (a)	19,400	1,735
Omnicom Group, Inc.	43,541	2,175
PetSmart, Inc.	17,300	1,182
Priceline.com, Inc. (a)	7,990	4,963
PulteGroup, Inc. (a)	54,705	993
Ralph Lauren Corp.	9,515	1,426
Ross Stores, Inc.	35,900	1,944
Scripps Networks Interactive, Inc. Class A	12,035	697
Snap-on, Inc.	9,212	728
Stanley Black & Decker, Inc.	27,007	1,998
Staples, Inc.	110,033	1,254
Starbucks Corp.	120,461	6,459
Starwood Hotels & Resorts Worldwide, Inc.	31,247	1,792
Target Corp.	104,216	6,166
Tiffany & Co.	19,880	1,140
Time Warner Cable, Inc.	48,471	4,711
Time Warner, Inc.	151,091	7,227
TJX Cos., Inc.	117,212	4,976
TripAdvisor, Inc. (a)	16,857	707
Urban Outfitters, Inc. (a)	18,300	720
V.F. Corp.	14,393	2,173
Viacom, Inc. Class B	72,422	3,820
Walt Disney Co.	283,245	14,103
Washington Post Co. Class B	660	241
Whirlpool Corp.	12,661	1,288
Wyndham Worldwide Corp.	22,699	1,208
Wynn Resorts, Ltd.	12,700	1,429
Yum! Brands, Inc.	73,292	4,867

		247,150

Consumer Staples - 10.4%
Altria Group, Inc.	320,199	10,061
Archer-Daniels-Midland Co.	107,324	2,940
Avon Products, Inc.	67,660	972
Beam, Inc.	25,045	1,530
Brown-Forman Corp. Class B	23,482	1,485
Campbell Soup Co.	28,865	1,007
Clorox Co.	20,543	1,504
Coca-Cola Co.	610,822	22,142
Coca-Cola Enterprises, Inc.	40,801	1,295
Colgate-Palmolive Co.	71,401	7,464
ConAgra Foods, Inc.	65,375	1,929
Constellation Brands, Inc. Class A (a)	23,026	815
Costco Wholesale Corp.	68,589	6,775
CVS Caremark Corp.	199,532	9,647

30	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2012

	Shares	Market Value (000)

Dean Foods Co. (a)	31,858	$526
Dr Pepper Snapple Group, Inc.	34,100	1,507
Estee Lauder Cos., Inc. Class A	38,504	2,305
General Mills, Inc.	103,664	4,189
H.J. Heinz Co.	52,069	3,003
Hormel Foods Corp.	21,200	662
Kellogg Co.	39,035	2,180
Kimberly-Clark Corp.	63,300	5,344
Kraft Foods Group, Inc.	94,769	4,309
Kroger Co.	77,576	2,019
Lorillard, Inc.	20,461	2,387
McCormick & Co., Inc.	20,753	1,318
Molson Coors Brewing Co. Class B	25,162	1,077
Mondelez International, Inc. Class A	284,309	7,241
Monster Beverage Corp. (a)	24,300	1,285
PepsiCo, Inc.	247,554	16,940
Philip Morris International, Inc.	265,999	22,248
Procter & Gamble Co.	433,619	29,438
Reynolds American, Inc.	52,074	2,157
Safeway, Inc.	37,164	672
Sysco Corp.	93,209	2,951
The Hershey Co.	23,482	1,696
The J.M. Smucker Co.	18,060	1,558
Tyson Foods, Inc. Class A	44,235	858
Wal-Mart Stores, Inc.	267,402	18,245
Walgreen Co.	137,218	5,078
Whole Foods Market, Inc.	27,533	2,515

		213,274

Energy - 10.8%
Anadarko Petroleum Corp.	79,126	5,880
Apache Corp.	62,125	4,877
Baker Hughes, Inc.	69,973	2,858
Cabot Oil & Gas Corp.	32,600	1,622
Cameron International Corp. (a)	38,500	2,174
Chesapeake Energy Corp.	83,182	1,382
Chevron Corp. (b)	311,046	33,636
ConocoPhillips	191,330	11,095
Consol Energy, Inc.	34,973	1,123
Denbury Resources, Inc. (a)	61,500	996
Devon Energy Corp.	60,151	3,130
Diamond Offshore Drilling, Inc.	11,500	782
Ensco PLC Class A	36,500	2,164
EOG Resources, Inc.	42,717	5,160
EQT Corp.	23,300	1,374
ExxonMobil Corp. (b)	723,747	62,640
FMC Technologies, Inc. (a)	38,600	1,653
Halliburton Co.	148,634	5,156
Helmerich & Payne, Inc.	16,300	913
Hess Corp.	47,801	2,532
Kinder Morgan, Inc.	101,326	3,580
Marathon Oil Corp.	111,777	3,427
Marathon Petroleum Corp.	54,288	3,420
Murphy Oil Corp.	27,441	1,634

	Shares	Market Value (000)

Nabors Industries, Ltd. (a)	48,204	$697
National Oilwell Varco, Inc.	67,757	4,631
Newfield Exploration Co. (a)	20,600	552
Noble Corp.	39,400	1,372
Noble Energy, Inc.	27,910	2,840
Occidental Petroleum Corp.	127,044	9,733
Peabody Energy Corp.	44,124	1,174
Phillips 66	99,165	5,266
Pioneer Natural Resources Co.	19,400	2,068
QEP Resources, Inc.	27,068	819
Range Resources Corp.	25,500	1,602
Rowan Cos. PLC Class A (a)	19,620	614
Schlumberger, Ltd.	209,558	14,520
Southwestern Energy Co. (a)	54,600	1,824
Spectra Energy Corp.	104,398	2,858
Tesoro Corp.	23,165	1,020
Valero Energy Corp.	87,909	2,999
Williams Cos., Inc.	105,468	3,453
WPX Energy, Inc. (a)	30,856	459

		221,709

Financials - 16.3%
ACE, Ltd.	52,700	4,205
AFLAC, Inc.	73,990	3,930
Allstate Corp.	76,406	3,069
American Express Co.	156,564	8,999
American International Group, Inc. (a)	234,433	8,276
American Tower Corp. REIT	62,800	4,853
Ameriprise Financial, Inc.	34,007	2,130
Aon PLC	51,247	2,849
Apartment Investment & Management Co. Class A	22,952	621
Assurant, Inc.	14,131	490
AvalonBay Communities, Inc.	17,798	2,413
Bank of America Corp.	1,714,371	19,887
BB&T Corp.	111,970	3,259
Berkshire Hathaway, Inc. Class B (a)	289,503	25,968
BlackRock, Inc.	20,434	4,224
Boston Properties, Inc.	23,867	2,525
Capital One Financial Corp.	92,963	5,385
CBRE Group, Inc. (a)	49,575	987
Charles Schwab Corp.	175,293	2,517
Chubb Corp.	43,175	3,252
Cincinnati Financial Corp.	20,814	815
Citigroup, Inc.	463,320	18,329
CME Group, Inc.	48,955	2,483
Comerica, Inc.	32,144	975
DDR Corp. REIT	1,532	24
Discover Financial Services	83,105	3,204
E*Trade Financial Corp. (a)	35,531	318
Equity Residential	51,157	2,899
Fifth Third Bancorp	147,916	2,247
First Horizon National Corp.	43,755	434

State Street Equity 500 Index Portfolio	31

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2012

	Shares	Market Value (000)

Franklin Resources, Inc.	22,380	$2,813
Genworth Financial, Inc. Class A (a)	72,151	542
Goldman Sachs Group, Inc.	70,534	8,997
Hartford Financial Services Group, Inc.	70,197	1,575
HCP, Inc.	73,400	3,316
Health Care REIT, Inc.	40,700	2,495
Hudson City Bancorp, Inc.	76,692	624
Huntington Bancshares, Inc.	141,956	907
IntercontinentalExchange, Inc. (a)	11,980	1,483
Invesco, Ltd.	72,200	1,884
J.P. Morgan Chase & Co.	604,015	26,559
KeyCorp	148,675	1,252
Kimco Realty Corp.	62,669	1,211
Legg Mason, Inc.	18,042	464
Leucadia National Corp.	29,736	707
Lincoln National Corp.	46,592	1,207
Loews Corp.	51,131	2,084
M&T Bank Corp.	18,737	1,845
Marsh & McLennan Cos., Inc.	88,553	3,052
Mastercard, Inc. Class A	16,800	8,254
MetLife, Inc.	168,196	5,540
Moody’s Corp.	30,266	1,523
Morgan Stanley	221,530	4,236
NASDAQ OMX Group, Inc.	18,400	460
Northern Trust Corp.	32,506	1,631
NYSE Euronext	40,200	1,268
Paychex, Inc.	50,738	1,580
People’s United Financial, Inc.	57,000	689
PNC Financial Services Group, Inc.	84,717	4,940
Principal Financial Group, Inc.	39,991	1,141
Progressive Corp.	84,501	1,783
ProLogis, Inc.	72,299	2,638
Prudential Financial, Inc.	74,339	3,965
Public Storage, Inc.	23,087	3,347
Regions Financial Corp.	218,789	1,558
Simon Property Group, Inc.	48,815	7,717
SLM Corp.	77,454	1,327
State Street Corp. (c)	72,725	3,419
SunTrust Banks, Inc.	86,518	2,453
T. Rowe Price Group, Inc.	40,075	2,610
The Bank of New York Mellon Corp.	188,685	4,849
Torchmark Corp.	14,931	771
Total System Services, Inc.	26,575	569
Travelers Cos., Inc.	61,604	4,424
U.S. Bancorp	300,952	9,612
Unum Group	46,829	975
Ventas, Inc.	47,300	3,061
Visa, Inc. Class A	82,400	12,490
Vornado Realty Trust	25,514	2,043
Wells Fargo & Co.	775,449	26,505
Western Union Co.	98,485	1,340
XL Group PLC	50,268	1,260
Zions Bancorp.	30,453	652

		335,214

	Shares	Market Value (000)

Health Care - 11.6%
Abbott Laboratories	251,206	$16,454
Aetna, Inc.	54,750	2,535
Alexion Pharmaceuticals, Inc. (a)	30,400	2,852
Allergan, Inc.	49,192	4,512
AmerisourceBergen Corp.	34,986	1,511
Amgen, Inc.	121,445	10,483
Baxter International, Inc.	87,561	5,837
Becton Dickinson and Co.	31,997	2,502
Biogen Idec, Inc. (a)	37,731	5,534
Boston Scientific Corp. (a)	219,034	1,255
Bristol-Myers Squibb Co.	263,016	8,572
C.R. Bard, Inc.	11,997	1,173
Cardinal Health, Inc.	53,957	2,222
CareFusion Corp. (a)	33,878	968
Celgene Corp. (a)	67,118	5,284
Cerner Corp. (a)	23,000	1,786
CIGNA Corp.	45,996	2,459
Coventry Health Care, Inc.	21,903	982
Covidien PLC	76,800	4,434
DaVita, Inc. (a)	12,300	1,359
Dentsply International, Inc.	23,300	923
Edwards Lifesciences Corp. (a)	19,000	1,713
Eli Lilly & Co.	159,675	7,875
Express Scripts Holding Co. (a)	129,914	7,015
Forest Laboratories, Inc. (a)	37,402	1,321
Gilead Sciences, Inc. (a)	120,999	8,887
Hospira, Inc. (a)	25,303	790
Humana, Inc.	26,207	1,799
Intuitive Surgical, Inc. (a)	6,300	3,089
Johnson & Johnson	439,549	30,812
Laboratory Corp. of America Holdings (a)	15,422	1,336
Life Technologies Corp. (a)	27,887	1,369
McKesson Corp.	37,255	3,612
Mead Johnson Nutrition Co.	32,618	2,149
Medtronic, Inc.	159,778	6,554
Merck & Co., Inc.	480,370	19,666
Mylan, Inc. (a)	63,209	1,737
Patterson Cos., Inc.	12,894	441
Perrigo Co.	14,400	1,498
Pfizer, Inc.	1,167,611	29,284
Quest Diagnostics, Inc.	25,600	1,492
St. Jude Medical, Inc.	50,326	1,819
Stryker Corp.	46,289	2,538
Tenet Healthcare Corp. (a)	18,342	596
UnitedHealth Group, Inc.	161,796	8,776
Varian Medical Systems, Inc. (a)	18,060	1,269
Watson Pharmaceuticals, Inc. (a)	20,946	1,801
WellPoint, Inc.	47,738	2,908
Zimmer Holdings, Inc.	28,252	1,883

		237,666

32	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2012

	Shares	Market Value (000)

Industrials - 10.1%
3M Co.	99,672	$9,255
ADT Corp.	36,250	1,685
Amphenol Corp. Class A	26,100	1,689
Avery Dennison Corp.	15,388	537
Boeing Co.	105,888	7,980
Caterpillar, Inc.	103,679	9,288
CH Robinson Worldwide, Inc.	25,861	1,635
Cintas Corp.	17,588	719
CSX Corp.	168,914	3,333
Cummins, Inc.	28,358	3,073
Danaher Corp.	93,572	5,231
Deere & Co.	62,737	5,422
Dover Corp.	29,995	1,971
Eaton Corp. PLC	71,424	3,871
Emerson Electric Co.	115,548	6,119
Equifax, Inc.	19,983	1,081
Expeditors International Washington, Inc.	34,020	1,345
Fastenal Co.	40,300	1,882
FedEx Corp.	46,800	4,293
First Solar, Inc. (a)	8,070	249
Flir Systems, Inc.	23,500	524
Flowserve Corp.	8,400	1,233
Fluor Corp.	26,960	1,584
Fortune Brands Home & Security, Inc. (a)	1,145	33
General Dynamics Corp.	53,161	3,682
General Electric Co.	1,663,433	34,915
Honeywell International, Inc.	122,081	7,748
Illinois Tool Works, Inc.	69,071	4,200
Ingersoll-Rand PLC	43,300	2,077
Iron Mountain, Inc.	24,010	746
Jacobs Engineering Group, Inc. (a)	20,400	868
Joy Global, Inc.	17,200	1,097
L-3 Communications Holdings, Inc.	15,703	1,203
Leggett & Platt, Inc.	20,398	555
Lockheed Martin Corp.	43,152	3,983
Masco Corp.	57,123	952
Norfolk Southern Corp.	50,855	3,145
Northrop Grumman Corp.	39,511	2,670
PACCAR, Inc.	56,774	2,567
Pall Corp.	18,609	1,121
Parker Hannifin Corp.	23,903	2,033
Pentair, Ltd.	33,495	1,646
Pitney Bowes, Inc.	29,727	316
Precision Castparts Corp.	23,007	4,358
Quanta Services, Inc. (a)	35,000	955
Raytheon Co.	52,982	3,050
Republic Services, Inc.	50,103	1,470
Robert Half International, Inc.	23,540	749
Rockwell Automation, Inc.	22,505	1,890
Rockwell Collins, Inc.	22,531	1,311
Roper Industries, Inc.	16,100	1,795

	Shares	Market Value (000)

Ryder System, Inc.	7,921	$395
Southwest Airlines Co.	114,186	1,169
Stericycle, Inc. (a)	14,100	1,315
Textron, Inc.	44,839	1,112
Thermo Fisher Scientific, Inc.	58,124	3,707
Tyco International, Ltd.	72,500	2,121
Union Pacific Corp.	74,268	9,337
United Parcel Service, Inc. Class B	112,546	8,298
United Technologies Corp.	132,078	10,832
W.W. Grainger, Inc.	9,669	1,957
Waste Management, Inc.	68,239	2,302
Xylem, Inc.	28,692	778

		208,457

Information Technology - 17.2%
Accenture PLC Class A	101,500	6,750
Adobe Systems, Inc. (a)	77,957	2,937
Advanced Micro Devices, Inc. (a)	84,086	202
Agilent Technologies, Inc.	54,968	2,250
Akamai Technologies, Inc. (a)	27,324	1,118
Altera Corp.	50,554	1,741
Analog Devices, Inc.	47,269	1,988
AOL, Inc. (a)(d)	1	—
Apple, Inc.	149,384	79,626
Applied Materials, Inc.	185,707	2,125
Autodesk, Inc. (a)	36,476	1,289
Automatic Data Processing, Inc.	75,317	4,294
BMC Software, Inc. (a)	22,421	889
Broadcom Corp. Class A (a)	82,359	2,735
CA, Inc.	56,999	1,253
Cisco Systems, Inc.	835,919	16,426
Citrix Systems, Inc. (a)	29,667	1,951
Cognizant Technology Solutions Corp. Class A (a)	47,784	3,538
Computer Sciences Corp.	23,144	927
Corning, Inc.	238,976	3,016
Dell, Inc.	236,250	2,393
Dun & Bradstreet Corp.	7,100	558
Electronic Arts, Inc. (a)	50,400	732
EMC Corp. (a)	334,284	8,457
F5 Networks, Inc. (a)	12,200	1,185
Fidelity National Information Services, Inc.	41,377	1,440
Fiserv, Inc. (a)	21,052	1,664
Google, Inc. Class A (a)	42,190	29,928
Harris Corp.	18,600	911
Hewlett-Packard Co.	312,916	4,459
Intel Corp.	795,756	16,417
International Business Machines Corp.	168,442	32,265
Intuit, Inc.	42,163	2,509
Jabil Circuit, Inc.	27,551	532
Juniper Networks, Inc. (a)	84,393	1,660
KLA-Tencor Corp.	27,005	1,290
Lam Research Corp. (a)	25,858	934

State Street Equity 500 Index Portfolio	33

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2012

	Shares	Market Value (000)

Linear Technology Corp.	35,263	$1,210
LSI Corp. (a)	89,162	631
Microchip Technology, Inc.	29,389	958
Micron Technology, Inc. (a)	160,962	1,022
Microsoft Corp. (b)	1,201,435	32,114
Molex, Inc.	23,205	634
Motorola Solutions, Inc.	45,952	2,559
NetApp, Inc. (a)	57,357	1,924
NVIDIA Corp.	99,956	1,229
Oracle Corp.	595,662	19,848
PerkinElmer, Inc.	19,218	610
QUALCOMM, Inc.	271,011	16,808
Red Hat, Inc. (a)	29,800	1,578
SAIC, Inc.	42,900	486
Salesforce.com, Inc. (a)	20,500	3,446
SanDisk Corp. (a)	38,367	1,671
Seagate Technology PLC	54,800	1,670
Symantec Corp. (a)	109,963	2,068
TE Connectivity, Ltd.	67,300	2,498
Teradata Corp. (a)	27,720	1,716
Teradyne, Inc. (a)	28,149	475
Texas Instruments, Inc.	181,899	5,628
VeriSign, Inc. (a)	24,721	960
Waters Corp. (a)	13,765	1,199
Western Digital Corp.	32,400	1,377
Xerox Corp.	209,101	1,426
Xilinx, Inc.	42,502	1,526
Yahoo!, Inc. (a)	167,019	3,324

		352,984

Materials - 3.7%
Air Products & Chemicals, Inc.	33,209	2,790
Airgas, Inc.	11,600	1,059
Alcoa, Inc.	169,749	1,473
Allegheny Technologies, Inc.	17,228	523
Ball Corp.	25,024	1,120
Bemis Co., Inc.	17,462	584
CF Industries Holdings, Inc.	9,450	1,920
Cliffs Natural Resources, Inc.	22,200	856
Dow Chemical Co.	189,628	6,129
E.I. du Pont de Nemours & Co.	148,112	6,661
Eastman Chemical Co.	23,708	1,613
Ecolab, Inc.	42,166	3,032
FMC Corp.	21,400	1,252
Freeport-McMoRan Copper & Gold, Inc. Class B	152,104	5,202
International Flavors & Fragrances, Inc.	13,031	867
International Paper Co.	71,411	2,845
LyondellBasell Industries NV	59,400	3,391
MeadWestvaco Corp.	26,720	852
Monsanto Co.	85,355	8,079
Mosaic Co.	41,900	2,373
Newmont Mining Corp.	78,406	3,641

	Shares	Market Value (000)

Nucor Corp.	49,654	$2,144
Owens-Illinois, Inc. (a)	24,000	510
Plum Creek Timber Co., Inc.	25,311	1,123
PPG Industries, Inc.	24,271	3,285
Praxair, Inc.	46,511	5,091
Sealed Air Corp.	28,792	504
Sherwin-Williams Co.	13,696	2,107
Sigma-Aldrich Corp.	19,134	1,408
United States Steel Corp.	21,478	513
Vulcan Materials Co.	21,361	1,112
Weyerhaeuser Co.	87,474	2,433

		76,492

Telecommunication Services - 3.0%
AT&T, Inc.	900,850	30,368
CenturyLink, Inc.	99,565	3,895
Crown Castle International Corp. (a)	46,900	3,384
Frontier Communications Corp.	165,844	710
JDS Uniphase Corp. (a)	32,523	440
MetroPCS Communications, Inc. (a)	52,500	522
Sprint Nextel Corp.(a)	479,365	2,718
Verizon Communications, Inc.	449,166	19,435
Windstream Corp.	99,213	822

		62,294

Utilities - 3.4%
AES Corp.	103,195	1,104
AGL Resources, Inc.	18,100	723
Ameren Corp.	37,560	1,154
American Electric Power Co., Inc.	76,652	3,272
CenterPoint Energy, Inc.	66,311	1,276
CMS Energy Corp.	42,056	1,025
Consolidated Edison, Inc.	47,252	2,624
Dominion Resources, Inc.	90,862	4,707
DTE Energy Co.	27,484	1,650
Duke Energy Corp.	112,783	7,196
Edison International	53,219	2,405
Entergy Corp.	27,698	1,766
Exelon Corp.	136,543	4,061
FirstEnergy Corp.	68,122	2,845
Integrys Energy Group, Inc.	11,616	607
NextEra Energy, Inc.	67,721	4,686
NiSource, Inc.	45,982	1,144
Northeast Utilities	50,060	1,956
NRG Energy, Inc.	49,000	1,127
Oneok, Inc.	32,200	1,377
Pepco Holdings, Inc.	34,700	680
PG&E Corp.	66,926	2,689
Pinnacle West Capital Corp.	17,860	910
PPL Corp.	92,275	2,642
Public Service Enterprise Group, Inc.	80,924	2,476
SCANA Corp.	21,000	958
Sempra Energy	35,286	2,503
Southern Co.	139,943	5,991

34	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2012

	Shares	Market Value (000)

TECO Energy, Inc.	34,951	$586
Wisconsin Energy Corp.	38,100	1,404
Xcel Energy, Inc.	75,951	2,029

		69,573

Total Common Stocks (Cost $1,184,487)		2,024,813

	Par Amount

U.S. Government Securities - 0.1%
U.S. Treasury Bill (b)(e)(f) 0.08% due 01/03/13	$400,000	400
U.S. Treasury Bill (b)(e)(f) 0.09% due 02/07/13	610,000	610
U.S. Treasury Bill (b)(e)(f) 0.01% due 03/07/13	1,150,000	1,150

Total U.S. Government Securities (Cost $2,160)		2,160

	Shares

Money Market Fund - 1.2%
State Street Institutional Liquid Reserves Fund 0.17% (c)(g)	25,053,183	25,053

Total Money Market Fund (Cost $25,053)		25,053

Total Investments (h) - 99.8% (Cost $1,211,700)		2,052,026

Other Assets in Excess of Liabilities - 0.2%		3,215

Net Assets - 100.0%		$2,055,241

(a)	Non-income producing security.
(b)	All or part of this security has been designated as collateral for futures contracts.
(c)	Affiliated issuer. See table that follows for more information.
(d)	Amount is less than $1,000.
(e)	Rate represents annualized yield at date of purchase.
(f)	Value determined based on Level 2 inputs. (Note 2)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)
PLC =	Public Limited Company
REIT =	Real Estate Investment Trust

Schedule of Futures Contracts	Number of Contracts	Notional Value (000)	Unrealized Appreciation (000)

S&P 500 Financial Futures Contracts (long) Expiration Date 03/2013	399	$28,262	$69

Total unrealized appreciation on open futures contracts purchased			$69

State Street Equity 500 Index Portfolio	35

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — December 31, 2012

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the year ending December 31, 2012 were as follows:

Security Description	Number of shares held at 12/31/11	Shares Purchased for the year ended 12/31/12	Shares sold for the year ended 12/31/12	Number of shares held at 12/31/12	Value at 12/31/12 (000)	Income Earned for the year ended 12/31/12 (000)	Realized gain on shares sold (000)

State Street Corp.	79,225	5,700	12,200	72,725	$3,419	$71	$19
State Street Institutional Liquid Reserves Fund	—	262,860,342	237,807,159	25,053,183	25,053	46	—

See notes to financial statements.

36	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities — December 31, 2012

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,184,257)	$2,023,554
Investments in non-controlled affiliates at market value (identified cost $27,443) (Note 4)	28,472

Total investments at market value (identified cost $1,211,700)	2,052,026
Receivable for investment securities sold	301
Daily variation margin on futures contracts	720
Dividends and interest receivable	2,245

Total assets	2,055,292

Liabilities
Management fees payable (Note 4)	51

Total liabilities	51

Net Assets	$2,055,241

See notes to financial statements.

State Street Equity 500 Index Portfolio	37

State Street Equity 500 Index Portfolio

Statement of Operations — Year Ended December 31, 2012

(Amounts in thousands)

Investment Income
Dividend income — unaffiliated issuers (net of foreign taxes withheld of $103)	$44,960
Dividend income — non-controlled affiliated issuer	117
Interest	62

Total investment income	45,139

Expenses
Management fees (Note 4)	881

Total expenses	881

Net Investment Income	44,258

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments — unaffiliated issuers	54,491
Investments — non-controlled affiliated issuer	19
Futures contracts	5,272

59,782

Net change in net unrealized appreciation (depreciation) on:
Investments	177,781
Futures contracts	(70)

177,711

Net realized and unrealized gain	237,493

Net Increase in Net Assets Resulting from Operations	$281,751

See notes to financial statements.

38	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

Increase (Decrease) in Net Assets From Operations:
Net investment income	$44,258	$38,015
Net realized gain on investments and futures contracts	59,782	68,236
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	177,711	(60,650)

Net increase in net assets from operations	281,751	45,601

Capital Transactions
Contributions	262,982	279,791
Withdrawals	(315,020)	(598,001)

Net decrease in net assets from capital transactions	(52,038)	(318,210)

Net Increase (Decrease) in Net Assets	229,713	(272,609)

Net Assets
Beginning of year	1,825,528	2,098,137

End of year	$2,055,241	$1,825,528

See notes to financial statements.

State Street Equity 500 Index Portfolio	39

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/12	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,055,241	$1,825,528	$2,098,137	$1,893,386	$1,522,208
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	2.26%	2.04%	1.99%	2.28%	2.30%
Portfolio turnover rate (a)	9%	15%	12%	19%	14%
Total return (b)	15.97%	2.03%	15.08%	26.50%	(37.02)%

(a)	The portfolio turnover rate excludes in-kind security transactions.
(b)	Results represent past performance and are not indicative of future results.

See notes to financial statements.

40	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Financial Statements — December 31, 2012

1.	Organization

State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”).

At December 31, 2012, the following Portfolios were operational: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation — The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Notes to Financial Statements	41

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2012

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,024,813	$—	$—	$2,024,813
U.S. Government Securities	—	2,160	—	2,160
Money Market Fund	25,053	—	—	25,053

Total Investments	2,049,866	2,160	—	2,052,026

Other Assets:
Futures contracts	69	—	—	69

Total Assets	$2,049,935	$2,160	$—	$2,052,095

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the year ended December 31, 2012, there were no transfers between levels.

Securities transactions, investment income and expenses — Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statement of Operations.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Federal income taxes — The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2012, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2012, the tax cost of investments was $1,211,700,264 on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $877,545,005 and $37,219,452 respectively, resulting in net appreciation of $840,325,553 for all securities as computed on a federal income tax basis.

Futures — The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Assets and Liabilities.

42	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2012

The Portfolio recognizes a realized gain or loss when the contract is closed, which is recorded on the Statement of Operations. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at December 31, 2012:

Asset Derivatives(1) (amounts in thousands)

	Equity Contracts Risk	Total

Futures Contracts	$69	$69

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

Transactions in derivative instruments during the year ended December 31, 2012, were as follows:

Realized Gain (Loss)(2) (amounts in thousands)

	Equity Contracts Risk	Total

Futures Contracts	$5,272	$5,272

Change in Appreciation (Depreciation)(3) (amounts in thousands)

	Equity Contracts Risk	Total

Futures Contracts	$(70)	$(70)

(2)	Statement of Operations location: Net realized gain (loss) on: Futures contracts
(3)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts

The average notional value of futures contracts outstanding during the year ended December 31, 2012, was $39,836,418.

Use of estimates — The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events — Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolio’s financial statements as presented.

Notes to Financial Statements	43

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2012

3.	Securities Transactions

For the year ended December 31, 2012, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $198,682,282 and $173,603,446, respectively.

4.	Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at December 31, 2012 is listed in the Portfolio of Investments.

5.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

6.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7.	New Accounting Pronouncement

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

In this reporting period the Trust adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (ASC 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure. The guidance clarified that a reporting entity should disclose quantitative information from the observable inputs used in fair value measurement that is categorized within

44	Notes to Financial Statements

State Street Equity 500 Index Portfolio

Notes to Financial Statements, continued — December 31, 2012

Level 3 of the fair value hierarchy and also required additional disclosure regarding the valuation processes used by the reporting entity. The guidance was effective for annual reporting periods beginning after December 15, 2011. The Trust adopted this guidance for the fiscal year ended December 31, 2012 and determined that the adoption did not have a material impact on its financial statements. Please see note 2 for additional information.

Notes to Financial Statements	45

State Street Equity 500 Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio, a portfolio of State Street Master Funds, at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2013

46	Report of Independent Registered Public Accounting Firm

State Street Equity 500 Index Portfolio

General Information — December 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 15, 2012 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering renewal of the Advisory Agreement at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 18, 2012 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.95 trillion in assets under management at August 31, 2012, including over $259 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of index products are exceptional. As discussed more fully below, they also determined that the advisory fee paid by the Portfolio was fair and reasonable and that the Portfolio’s performance and expense ratio were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate and had been of good quality.

The Trustees determined, in view of the investment objective of the Portfolio and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolio supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing

General Information	47

State Street Equity 500 Index Portfolio

General Information — December 31, 2012 (Unaudited), continued

upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from the feeder fund and, by implication, the Portfolio.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolio individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had tended to increase in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider again the profitability of these relationships to the Adviser and State Street at the next year’s renewal meeting.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolio’s advisory fee and total expense ratio were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee.

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolio, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolio, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolio by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of clients were of doubtful utility for purposes of comparison with those of the Portfolio, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fee excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreement.

48	General Information

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	20	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010).	20	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.

Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 –1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 –2000).	20	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993 –2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation (2005 –2008).

Trustees and Executive Officers	49

Trustees and Executive Officers (Unaudited) — continued

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987 –1999). Mr. Williams retired in 1999.	20	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002 – 2007).

*	The “Fund Complex” consists of ten series of the Trust and ten series of State Street Institutional Investment Trust.

INTERESTED TRUSTEE**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Interested Trustee	Term: Indefinite Elected Trustee: 2/07	Chairman and Director, SSgA Funds Management, Inc. (2005 – present); President, SSgA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); Principal, State Street Global Advisors (2006 – present).	170	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, The Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

*	The “Fund Complex” consists of ten series of the Trust and ten series of State Street Institutional Investment Trust.

**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

50	Trustees and Executive Officers

Trustees and Executive Officers (Unaudited) — continued

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management Inc. (June 2012 – present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010 – June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992 – 2012); Senior Managing Director, State Street Global Advisors (1992 – present).*

Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*

Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President, State Street Bank and Trust Company (2002 – present).*

Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001 – present).*

Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007 – present)

Jacqueline Angell State Street Bank and Trust Company 20 Churchill Place London E14 5HJ YOB: 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Head of UK Compliance, State Street Bank and Trust Company (July 2012 – present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008 – June 2012); Director of Investment Adviser Oversight, Fidelity Investments (2006 – 2008).

Trustees and Executive Officers	51

Trustees and Executive Officers (Unaudited) — continued

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2005 – present).*

Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present).*

Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007 – present).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

52	Trustees and Executive Officers

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP 800

Boylston Street

Boston, MA 02119

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

SSGASP500FDSAR

INSTITUTIONAL MONEY MARKET FUNDS

U.S. Treasury Money Market Fund

Prime Money Market Fund

Semiannual Report

February 28, 2013

SSgA Funds

Institutional Money Market Funds

Semiannual Report

February 28, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

U.S. Treasury Money Market Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual Funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,000.00	$1,024.19
Expenses Paid During Period*	$0.60	$0.60

*	Expenses are equal to the Fund’s annualized expense ratio of 0.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

U.S. Treasury Money Market Fund	3

This page has been intentionally left blank.

SSgA

U.S. Treasury Money Market Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Treasury Debt - 63.0%
U.S. Treasury Bill	270,000,000	0.090	03/07/13	269,995,950
U.S. Treasury Bill	30,000,000	0.093	03/07/13	29,999,538
U.S. Treasury Bill	113,000,000	0.083	04/04/13	112,991,195
U.S. Treasury Bill	187,000,000	0.085	04/04/13	186,984,988
U.S. Treasury Bill	262,000,000	0.070	04/11/13	261,979,113
U.S. Treasury Bill	38,000,000	0.075	04/11/13	37,996,754
U.S. Treasury Bill	300,000,000	0.075	04/18/13	299,970,000
U.S. Treasury Bill	300,000,000	0.075	04/25/13	299,965,625
U.S. Treasury Bill	172,000,000	0.128	04/25/13	171,966,496
U.S. Treasury Bill	78,000,000	0.130	04/25/13	77,984,508
U.S. Treasury Bill	325,000,000	0.080	05/02/13	324,955,222
U.S. Treasury Bill	400,000,000	0.073	05/09/13	399,944,417
U.S. Treasury Bill	47,250,000	0.083	05/16/13	47,241,771
U.S. Treasury Bill	267,750,000	0.085	05/16/13	267,701,954
U.S. Treasury Bill	180,000,000	0.113	05/23/13	179,953,312
U.S. Treasury Bill	45,000,000	0.115	05/23/13	44,988,069
U.S. Treasury Bill	100,000,000	0.130	06/27/13	99,957,389
U.S. Treasury Bill	74,000,000	0.123	07/05/13	73,968,272
U.S. Treasury Bill	26,000,000	0.125	07/05/13	25,988,625
U.S. Treasury Bill	71,000,000	0.113	07/11/13	70,970,712
U.S. Treasury Bill	29,000,000	0.115	07/11/13	28,987,772
U.S. Treasury Bill	100,000,000	0.108	07/18/13	99,958,493
U.S. Treasury Bill	100,000,000	0.100	07/25/13	99,959,444
U.S. Treasury Bill	75,000,000	0.110	08/01/13	74,964,938
U.S. Treasury Bill	100,000,000	0.110	08/08/13	99,951,111

Total Treasury Debt (amortized cost $3,689,325,668)				3,689,325,668

Total Investments - 63.0% (amortized cost $3,689,325,668)				3,689,325,668

Repurchase Agreements - 32.8%
Treasury Repurchase Agreements - 32.8%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $101,000,000 dated February 28, 2013 at 0.160% to be repurchased at $101,000,449 on March 1, 2013, collateralized by: $102,930,600 par various United States Government Treasury Obligations valued at $103,020,032.				101,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated February 28, 2013 at 0.160% to be repurchased at $150,000,667 on March 1, 2013, collateralized by: $146,770,400 par various United States Government Treasury Obligations valued at $153,000,083.				150,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $121,000,000 dated February 28, 2013 at 0.160% to be repurchased at $121,000,538 on March 1, 2013, collateralized by: $86,445,972 par various United States Government Treasury Obligations valued at $123,420,144.				121,000,000

U.S. Treasury Money Market Fund	5

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U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Value $

Agreement with Credit Suisse Securities (USA) LLC and JPMorgan Chase & Co. (Tri-Party) of $250,000,000 dated February 28, 2013 at 0.170% to be repurchased at $250,001,181 on March 1, 2013, collateralized by: $251,525,600 par various United States Government Treasury Obligations valued at $255,003,645.	250,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2013 at 0.180% to be repurchased at $100,000,500 on March 1, 2013, collateralized by: $96,491,400 par various United States Government Treasury Obligations valued at $102,000,082.	100,000,000
Agreement with HSBC Securities USA, Inc. and JPMorgan Chase & Co. (Tri-Party) of $100,000,000 dated February 28, 2013 at 0.090% to be repurchased at $100,001,500 on March 6, 2013, collateralized by: $109,723,359 par various United States Government Treasury Obligations valued at $102,003,145.	100,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $134,000,000 dated February 28, 2013 at 0.140% to be repurchased at $134,000,521 on March 1, 2013, collateralized by: $136,763,500 par various United States Government Treasury Obligations valued at $136,680,074.	134,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $270,000,000 dated February 28, 2013 at 0.170% to be repurchased at $270,001,275 on March 1, 2013, collateralized by: $186,590,900 par various United States Government Treasury Obligations valued at $275,400,131.	270,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $101,000,000 dated February 28, 2013 at 0.160% to be repurchased at $101,000,449 on March 1, 2013, collateralized by: $102,684,300 par various United States Government Treasury Obligations valued at $103,020,000.	101,000,000
Agreement with RBS Securities, Inc. and JPMorgan Chase & Co. (Tri-Party) of $193,000,000 dated February 28, 2013 at 0.160% to be repurchased at $193,000,858 on March 1, 2013, collateralized by: $193,676,200 par various United States Government Treasury Obligations valued at $196,860,800.	193,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $400,000,000 dated February 28, 2013 at 0.150% to be repurchased at $400,001,667 on March 1, 2013, collateralized by: $351,548,700 par various United States Government Treasury Obligations valued at $408,000,007.	400,000,000

Total Treasury Repurchase Agreements (identified cost $1,920,000,000)	1,920,000,000

Total Repurchase Agreement (identified cost $1,920,000,000)	1,920,000,000

Total Investments and Repurchase Agreements - 95.8% (a) (cost $5,609,325,668) (b)	5,609,325,668

Other Assets and Liabilities, Net - 4.2%	243,412,252

Net Assets - 100.0%	5,852,737,920

See accompanying notes which are an integral part of the financial statements.

6	U.S. Treasury Money Market Fund

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U.S. Treasury Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(b)	The identified cost for Federal income tax purposes.

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

Categories	% of Net Assets

Treasury Debt	63.0
Repurchase Agreements	32.8

Total Investments and Repurchase Agreements	95.8
Other Assets and Liabilities, Net	4.2

100.0

See accompanying notes which are an integral part of the financial statements.

U.S. Treasury Money Market Fund	7

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Prime Money Market Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,000.50	$1,023.80
Expenses Paid During Period*	$0.99	$1.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Prime Money Market Fund	9

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Prime Money Market Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 7.8%
Kells Funding LLC	50,000,000	0.274	05/17/13	49,971,125
Kells Funding LLC	150,000,000	0.240	06/14/13	149,895,000
Kells Funding LLC	50,000,000	0.240	06/19/13	49,963,333
Kells Funding LLC	50,000,000	0.230	07/02/13	49,961,667
Newport Funding Corp. (a)	105,000,000	0.260	05/24/13	104,936,300
Northern Pines Funding LLC (a)	135,000,000	0.315	03/12/13	134,987,212
Ridgefield Funding Co. (a)	20,000,000	0.477	04/15/13	19,988,250
Ridgefield Funding Co. (a)	35,000,000	0.518	05/09/13	34,965,788

Total Asset Backed Commercial Paper (amortized cost $594,668,675)				594,668,675

Certificates of Deposit - 46.9%
Bank of Montreal (next reset date 03/18/13) (b)	100,000,000	0.272	08/16/13	100,000,000
Bank of Nova Scotia	300,000,000	0.238	03/06/13	300,000,000
Bank of Nova Scotia (next reset date 03/07/13) (b)	130,000,000	0.259	08/07/13	130,000,000
Bank of Tokyo - Mitsubishi	200,000,000	0.240	06/12/13	200,000,000
Barclays Bank	175,000,000	0.708	03/06/13	175,000,000
Barclays Bank	50,000,000	0.450	06/10/13	50,000,000
Canadian Imperial Bank of Commerce (next reset date 03/05/13) (b)	75,000,000	0.279	08/05/13	75,000,000
Cooperatieve Centrale (next reset date 04/09/13) (b)	200,000,000	0.335	10/09/13	200,000,000
Credit Suisse	105,000,000	0.303	03/26/13	105,000,000
DNB Bank ASA (next reset date 03/05/13) (b)	150,000,000	0.339	07/05/13	149,997,227
ING Bank NV	250,000,000	0.300	06/17/13	250,000,000
Lloyds TSB Bank	142,000,000	0.290	03/06/13	142,000,000
National Australia Bank Ltd. (next reset date 03/28/13) (b)	100,000,000	0.303	09/30/13	100,000,000
National Australia Bank Ltd. (next reset date 03/28/13) (b)	100,000,000	0.304	09/30/13	100,000,000
Nordea Bank AB	30,000,000	0.210	06/04/13	30,000,000
Nordea Bank AB	300,000,000	0.260	06/06/13	299,995,963
Rabobank Nederland NV (next reset date 04/25/13) (b)	25,000,000	0.371	07/25/13	25,000,000
Rabobank Nederland NV (next reset date 04/25/13) (b)	55,000,000	0.381	07/25/13	55,000,000
Royal Bank of Canada (next reset date 05/10/13) (b)	30,000,000	0.342	08/12/13	30,000,000
Royal Bank of Canada (next reset date 05/28/13) (b)	21,100,000	0.337	08/27/13	21,100,000
Royal Bank of Canada (next reset date 03/06/13) (b)	36,300,000	0.361	09/06/13	36,300,000
Skandinaviska Enskilda Banken AB (next reset date 03/04/13) (b)	190,000,000	0.410	04/04/13	190,000,000
Skandinaviska Enskilda Banken AB	150,000,000	0.340	04/12/13	150,000,000
Svenska Handelsbanken AB	125,000,000	0.255	03/13/13	125,000,208
Svenska Handelsbanken AB	40,000,000	0.235	04/04/13	40,000,000
Svenska Handelsbanken AB	72,000,000	0.255	07/08/13	72,001,289
Svenska Handelsbanken AB	45,000,000	0.255	07/15/13	45,000,849
Swedbank AB (next reset date 03/05/13) (b)	101,000,000	0.369	11/05/13	101,000,000
UBS AG	115,000,000	0.240	03/28/13	115,000,000
UBS AG (next reset date 03/01/13) (b)	105,000,000	0.332	05/01/13	105,000,000
Westpac Banking Corp. (next reset date 04/17/13) (b)	45,000,000	0.353	01/17/14	44,998,015

Total Certificates of Deposit (amortized cost $3,562,393,551)				3,562,393,551

Financial Company Commercial Paper - 11.3%
Caisse des Depots et Consignations (a)	35,000,000	0.289	05/08/13	34,981,158
Caisse des Depots et Consignations (a)	40,000,000	0.299	05/23/13	39,972,795

Prime Money Market Fund	11

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Prime Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Caisse des Depots et Consignations (a)	60,000,000	0.240	06/05/13	59,961,600
Collateralized Commercial Paper Co. LLC (a)	85,000,000	0.376	03/01/13	85,000,000
Collateralized Commercial Paper Co. LLC (a)	80,000,000	0.340	07/08/13	79,902,533
General Electric Capital Corp.	24,000,000	0.200	06/25/13	23,984,533
HSBC Bank PLC (next reset date 04/09/13) (a) (b)	40,000,000	0.355	07/09/13	40,000,000
HSBC Bank PLC (next reset date 05/07/13) (a) (b)	24,000,000	0.346	02/05/14	23,997,971
HSBC Bank PLC (next reset date 05/07/13) (a) (b)	16,000,000	0.346	02/07/14	15,999,699
JPMorgan Chase & Co. (next reset date 03/08/13) (b)	80,000,000	0.279	04/08/13	80,000,000
JPMorgan Chase & Co. (next reset date 03/22/13) (b)	95,000,000	0.292	04/22/13	95,000,000
Lloyds Bank PLC	55,000,000	0.170	03/08/13	54,998,182
Nationwide Building Society (a)	30,000,000	0.386	03/22/13	29,993,350
Nationwide Building Society (a)	65,000,000	0.386	04/02/13	64,978,045
Skandinaviska Enskilda Banken AB (a)	75,000,000	0.355	04/19/13	74,964,271
Toyota Motor Credit Corp.	14,000,000	0.274	03/08/13	13,999,265
Westpac Banking Corp. (next reset date 04/22/13) (a) (b)	40,000,000	0.351	01/21/14	40,000,000

Total Financial Company Commercial Paper (amortized cost $857,733,402)				857,733,402

Other Notes - 8.7%
Bank of America NA	125,000,000	0.300	04/12/13	125,000,000
Bank of America NA	80,000,000	0.300	04/02/13	80,000,000
Societe Generale	340,907,000	0.160	03/01/13	340,907,000
Svenska Handelsbanken AB (next reset date 03/27/13) (a) (b)	40,000,000	0.294	08/27/13	40,000,000
Toyota Motor Credit Corp. (next reset date 03/11/13) (b)	21,070,000	0.361	09/09/13	21,070,000
Wells Fargo Bank NA (next reset date 03/20/13) (b)	58,000,000	0.341	03/18/14	58,000,000

Total Other Notes (amortized cost $664,977,000)				664,977,000

Total Investments - 74.7% (amortized cost $5,679,772,628)				5,679,772,628

Repurchase Agreements - 26.5%
Government Agency Repurchase Agreements - 17.5%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $340,000,000 dated February 28, 2013 at 0.200% to be repurchased at $340,001,889 on March 1, 2013, collateralized by: $705,276,342 par various United States Government Mortgage Agency Obligations valued at $346,800,000.				340,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2013 at 0.140% to be repurchased at $100,002,333 on March 6, 2013, collateralized by: $108,674,553 par various United States Government Mortgage Agency Obligations valued at $102,000,015.				100,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $150,000,000 dated February 28, 2013 at 0.140% to be repurchased at $150,003,500 on March 6, 2013, collateralized by: $168,768,039 par various United States Government Mortgage Agency Obligations valued at $153,000,001.				150,000,000

12	Prime Money Market Fund

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Prime Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 28, 2013 at 0.150% to be repurchased at $200,005,000 on March 6, 2013, collateralized by: $207,467,575 par various United States Government Mortgage Agency Obligations valued at $204,000,001.				200,000,000
Agreement with Morgan Stanley and The Bank of New York Mellon Corp. (Tri-Party) of $340,000,000 dated February 28, 2013 at 0.190% to be repurchased at $340,001,794 on March 1, 2013, collateralized by: $334,902,970 par various United States Government Mortgage Agency Obligations valued at $346,800,001.				340,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 28, 2013 at 0.190% to be repurchased at $200,001,056 on March 1, 2013, collateralized by: $316,231,223 par various United States Government Mortgage Agency Obligations valued at $204,000,000.				200,000,000

Total Government Agency Repurchase Agreements (identified cost $1,330,000,000)				1,330,000,000

Treasury Repurchase Agreements - 9.0%
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $340,000,000 dated February 28, 2013 at 0.160% to be repurchased at $340,001,511 on March 1, 2013, collateralized by: $341,696,000 par various United States Government Treasury Obligations valued at $346,800,042.				340,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $340,000,000 dated February 28, 2013 at 0.200% to be repurchased at $340,001,889 on March 1, 2013, collateralized by: $315,109,300 par various United States Government Treasury Obligations valued at $346,800,082.				340,000,000

Total Treasury Repurchase Agreements (identified cost $680,000,000)				680,000,000

Total Repurchase Agreement (identified cost $2,010,000,000)				2,010,000,000

Total Investments and Repurchase Agreements - 101.2% (c) (cost $7,689,772,628) (d)				7,689,772,628

Other Assets and Liabilities, Net - (1.2%)				(90,462,623)

Net Assets - 100.0%				7,599,310,005

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund	13

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Prime Money Market Fund

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	7.8
Certificates of Deposit	46.9
Financial Company Commercial Paper	11.3
Other Notes	8.7
Repurchase Agreements	26.5

Total Investments and Repurchase Agreements	101.2
Other Assets and Liabilities, Net	(1.2)

100.0

See accompanying notes which are an integral part of the financial statements.

14	Prime Money Market Fund

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Institutional Money Market Funds

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Assets
Investments, at identified cost	$3,689,325,668	$5,679,772,628
Investments at amortized cost which approximates value	3,689,325,668	5,679,772,628
Repurchase agreements at cost which approximates value	1,920,000,000	2,010,000,000
Cash	243,876,569	804
Receivables:
Dividends and interest	8,603	1,412,677
Prepaid expenses	58,042	155,330

Total assets	5,853,268,882	7,691,341,439

Liabilities
Payables:
Investments purchased	—	89,961,667
Accrued fees to affiliates and trustees	498,173	1,533,179
Other accrued expenses	32,789	63,396
Income distribution	—	473,192

Total liabilities	530,962	92,031,434

Net Assets	$5,852,737,920	$7,599,310,005

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$682	$136,549
Accumulated net realized gain (loss)	12,128	238,521
Shares of beneficial interest	5,852,785	7,598,995
Additional paid-in-capital	5,846,872,325	7,591,335,940

Net Assets	$5,852,737,920	$7,599,310,005

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$1.00	$1.00
Net assets	$5,852,737,920	$7,599,310,005
Shares outstanding ($0.001 par value)	5,852,784,912	7,598,995,483

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	15

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Institutional Money Market Funds

Statements of Operations — For the Period Ended February 28, 2013 (Unaudited)

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Investment Income
Interest	$2,708,034	$15,117,962

Total investment income	2,708,034	15,117,962

Expenses
Advisory fees	3,614,687	7,410,958
Administrative fees	505,605	1,326,298
Custodian fees	268,802	706,297
Distribution fees	383,108	1,019,338
Transfer agent fees	23,799	35,011
Professional fees	61,933	114,319
Registration fees	7,820	10,295
Shareholder servicing fees	474,519	1,263,752
Trustees’ fees	52,933	112,587
Insurance fees	58,042	161,027
Printing fees	10,953	21,587
Miscellaneous	39,367	61,446

Expenses before reductions	5,501,568	12,242,915
Expense reductions	(2,793,534)	(2,470,313)

Net expenses	2,708,034	9,772,602

Net investment income (loss)	—	5,345,360

Net Realized Gain (Loss)
Net realized gain (loss) on investments	11,449	176,018

Net Increase (Decrease) in Net Assets from Operations	$11,449	$5,521,378

See accompanying notes which are an integral part of the financial statements.

16	Statements of Operations

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Institutional Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended

	U.S. Treasury Money Market Fund		Prime Money Market Fund
	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$—	$—	$5,345,360	$10,776,548
Net realized gain (loss)	11,449	679	176,018	62,503

Net increase (decrease) in net assets from operations	11,449	679	5,521,378	10,839,051

Distributions
From net investment income	—	—	(5,345,360)	(10,776,548)
From net realized gain	—	(21,914)	—	—

Net decrease in net assets from distributions	—	(21,914)	(5,345,360)	(10,776,548)

Share Transactions
Net increase (decrease) in net assets from share transactions	1,464,764,358	(22,182,473)	(4,473,498,259)	2,137,809,217

Total Net Increase (Decrease) in Net Assets	1,464,775,807	(22,203,708)	(4,473,322,241)	2,137,871,720

Net Assets
Beginning of period	4,387,962,113	4,410,165,821	12,072,632,246	9,934,760,526

End of period	$5,852,737,920	$4,387,962,113	$7,599,310,005	$12,072,632,246

Undistributed (overdistributed) net investment income included in net assets	$682	$682	$136,549	$136,549

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	17

SSgA

Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
U.S. Treasury Money Market Fund
February 28, 2013*	1.0000	—		—	(e)	—	(e)	—	—
August 31, 2012	1.0000	—		—	(e)	—	(e)	—	—	(e)
August 31, 2011	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—	(e)
August 31, 2010	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
August 31, 2009	1.0000	0.0011		0.0001		0.0012		(0.0007)	(0.0005)
August 31, 2008	1.0000	0.0249		0.0027		0.0276		(0.0276)	—
Prime Money Market Fund
February 28, 2013*	1.0000	0.0005		—	(e)	0.0005		(0.0005)	—
August 31, 2012	1.0000	0.0010		—	(e)	0.0010		(0.0010)	—
August 31, 2011	1.0000	0.0012		—	(e)	0.0012		(0.0012)	—
August 31, 2010	1.0000	0.0013		—	(e)	0.0013		(0.0013)	—	(e)
August 31, 2009	1.0000	0.0094		0.0010		0.0104		(0.0104)	—	(e)
August 31, 2008	1.0000	0.0376		(0.0005)		0.0371		(0.0371)	—

*	For the six months ended February 28, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005%.
(g)	Includes expenses related to the U.S. Treasury Guarantee Program.

See accompanying notes which are an integral part of the financial statements.

18	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

—	1.0000	—	(f)	5,852,738	0.12		0.24	—
— (e)	1.0000	—	(f)	4,387,962	0.08		0.25	—
— (e)	1.0000	—	(f)	4,410,166	0.11		0.25	—	(f)
— (e)	1.0000	—	(f)	4,215,084	0.13		0.25	—	(f)
(0.0012)	1.0000	0.12		4,120,408	0.16		0.25	0.11
(0.0276)	1.0000	2.80		4,769,072	0.19		0.24	2.49

(0.0005)	1.0000	0.05		7,599,310	0.20		0.25	0.11
(0.0010)	1.0000	0.10		12,072,632	0.20		0.25	0.10
(0.0012)	1.0000	0.12		9,934,761	0.20		0.25	0.12
(0.0013)	1.0000	0.13		12,043,331	0.20		0.26	0.13
(0.0104)	1.0000	1.04		18,404,141	0.23	(g)	0.28	0.94
(0.0371)	1.0000	3.77		14,717,852	0.19		0.24	3.76

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	19

SSgA

Institutional Money Market Funds

Notes to Financial Statements — February 28, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of February 28, 2013. These financial statements report on two funds: the SSgA U.S. Treasury Money Market Fund and SSgA Prime Money Market Fund, each a “Fund” and collectively referred to as the “Funds,” each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

20	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the footnotes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	21

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At February 28, 2013, the Funds had no net tax basis capital loss carryforwards.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

Contractual Obligation/ Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.15% of its daily average net assets.

22	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The Advisor is contractually obligated until December 31, 2013 to waive 0.05% of its 0.15% management fee on the SSgA U.S. Treasury Money Market Fund. Additionally, the Advisor is further contractually obligated until December 31, 2013 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2013 were $1,170,032 and $0, respectively. The Advisor does not have the ability to recover these amounts waived or reimbursed.

The Advisor is contractually obligated until December 31, 2013 to waive 0.05% of its 0.15% management fee on the SSgA Prime Money Market Fund. Additionally, the Advisor is further contractually obligated until December 31, 2013 to waive its management fee and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.20% of average daily net assets on an annual basis. The total amounts of the waiver and reimbursement for the period ended February 28, 2013 were $2,470,313 and $0, respectively. The Advisor does not have the ability to recover these amounts waived or reimbursed.

The Advisor also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a Fund (the “Voluntary Reduction”) which may vary from time to time and from Fund to Fund in the Advisor’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA U.S. Treasury Money Market Fund and the SSgA Prime Money Market Fund, respectively, have agreed to reimburse the Advisor for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Advisor: more than three years after the end of the fiscal year for the fund in which the Advisor provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Advisor could negatively impact the SSgA U.S. Treasury Money Market Fund’s or the SSgA Prime Money Market Fund’s future yield. There is no guarantee that either the SSgA U.S. Treasury Money Market Fund or the SSgA Prime Money Market Fund will be able to avoid a negative yield. The Advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2013, the Advisor voluntarily waived $1,623,502 and reimbursed $0 on the SSgA U.S. Treasury Money Market Fund. The Advisor voluntarily waived $0 and reimbursed $0 on the SSgA Prime Money Market Fund.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”). As of February 28, 2013, $21,534,638 represents the investments of other Investment Company Funds not presented herein.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation. In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody credits are included in the expense reductions in the Statements of Operations. For the period ended February 28, 2013, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

U.S. Treasury Money Market Fund	$36,781
Prime Money Market Fund	2,706

Notes to Financial Statements	23

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Administrator

State Street (the “Administrator”) serves as the Investment Company’s administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Fund: $0 to $10 billion – 0.0175%; next $10 billion – 0.0125%; next $10 billion – 0.0075% and 0.0050% thereafter. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses. Prior to January 1, 2013, Russell Fund Services Company (“RFSC”) served as administrator at an annual fee based on the following percentages of the average daily net assets of the Fund: $0 to $15 billion – 0.0315%; over $15 billion – 0.029%. In addition, RFSC charged a flat fee of $30,000 per year to the Fund if it had less than $500 million in assets under management.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or SSGM) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and Wealth Management Systems, an entity related to State Street. For these services, each Fund pays a maximum of 0.025% to State Street, and 0.05% to Wealth Management Systems, based on the average daily value of all Institutional Class shares held by their clients. For the period ended February 28, 2013, the Funds paid the following shareholder servicing expenses to affiliated service the Agents:

	State Street	Wealth Management Systems

U.S. Treasury Money Market Fund	$585,169	$11,464
Prime Money Market Fund	1,154,580	89,154

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuance. As of February 28, 2013, the U.S. Treasury Money Market Fund and the Prime Money Market Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

24	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2013 were as follows:

	U.S. Treasury Money Market Fund	Prime Money Market Fund

Advisory fees	$257,505	$642,223
Administration fees	42,803	198,705
Custodian Fees	34,901	262,553
Distribution fees	15,348	208,026
Shareholder servicing fees	134,094	169,198
Transfer agent fees	7,955	24,989
Trustee fees	5,567	27,485

	$498,173	$1,533,179

4.	Fund Share Transactions (on a Constant Dollar Basis)

	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

U.S. Treasury Money Market Fund
Proceeds from shares sold	$19,880,634,411	$47,963,371,212
Proceeds from reinvestment of distributions	—	32,739
Payments for shares redeemed	(18,415,870,053)	(47,985,586,424)

Total net increase (decrease)	$1,464,764,358	$(22,182,473)

Prime Money Market Fund
Proceeds from shares sold	$44,475,300,400	$101,227,618,713
Proceeds from reinvestment of distributions	5,807,736	9,401,147
Payments for shares redeemed	(48,954,606,395)	(99,099,210,643)

Total net increase (decrease)	$(4,473,498,259)	$2,137,809,217

5.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may

Notes to Financial Statements	25

SSgA

Institutional Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

6.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

7.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 28, 2013, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

26	Notes to Financial Statements

SSgA

Institutional Money Market Funds

Result of Meeting of Shareholders — February 28, 2013 (Unaudited)

Special Meetings of the Shareholders

1. A special meeting of the shareholders of the Investment Company was held on February 1, 2013, to elect Trustees of the Investment Company:

Shares Represented by proxy	Percentage of Shares Outstanding
7,224,477,716	32.485%

Nominee	For	Withheld
William L. Marshall	6,294,047,481	930,430,235
Scott F. Powers	6,592,922,165	631,555,551
Patrick J. Riley	6,293,326,538	931,151,178
Richard D. Shirk	6,294,367,259	930,110,457
Bruce D. Taber	6,310,640,929	913,836,787

Result of Meeting of Shareholders	27

SSgA

Institutional Money Market Funds

Shareholder Requests for Additional Information — February 28, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

28	Shareholder Requests for Additional Information

SSgA

Institutional Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Marshall

Scott F. Powers

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura F. Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Ryan M. Louvar, Secretary and Chief Legal Officer

Chad C. Hallett, Assistant Treasurer

Caroline M. Connolly, Assistant Treasurer

Mark E. Tuttle, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator, Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	29

IMMSAR-02/13

FIXED INCOME FUNDS

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Semiannual Report

February 28, 2013

SSgA Funds

Fixed Income Funds

Semi-annual Report

February 28, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

SSgA

Bond Market Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2012	$1,000.00	$1,000.00
Ending Account Value February 28, 2013	$1,026.10	$1,022.31
Expenses Paid During Period*	$2.51	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Bond Market Fund	3

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SSgA

Bond Market Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 97.0%
Asset-Backed Securities - 1.9%
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3 1.050%, due 10/11/16	200,000	201,481
Bank of America Auto Trust Series 2012-1 Class A3 0.780%, due 06/15/16	58,000	58,240
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.360%, due 08/17/20	219,000	220,541
Toyota Auto Receivables Owner Trust Series 2012-A Class A 0.750%, due 02/16/16	148,000	148,614

		628,876

Corporate Bonds and Notes - 28.7%
AbbVie, Inc. 4.400%, due 11/06/42 (a)	65,000	66,102
Aetna, Inc. 1.500%, due 11/15/17	125,000	125,433
Alabama Power Co. 5.700%, due 02/15/33	50,000	61,541
Altria Group, Inc. 4.250%, due 08/09/42	175,000	167,128
American Honda Finance Corp. 1.450%, due 02/27/15 (a)	125,000	126,744
American International Group, Inc. 3.800%, due 03/22/17	150,000	162,870
Anheuser-Busch InBev Worldwide, Inc. 3.750%, due 07/15/42	53,000	50,038
Ashland, Inc. 3.875%, due 04/15/18 (a)	109,000	110,635
AutoZone, Inc. 2.875%, due 01/15/23	175,000	168,368
Axiall Corp. 4.875%, due 05/15/23 (a)	150,000	152,250
Bank of America Corp. 3.300%, due 01/11/23	150,000	149,521
CBS Corp. 1.950%, due 07/01/17	200,000	203,313
Celgene Corp. 1.900%, due 08/15/17	150,000	152,557
Citigroup, Inc. 3.375%, due 03/01/23	92,000	92,910

	Principal Amount ($) or Shares	Market Value $
Comcast Corp. 6.400%, due 03/01/40	50,000	64,497
4.650%, due 07/15/42	48,000	49,900
ConAgra Foods, Inc. 1.900%, due 01/25/18	75,000	75,870
Daimler Finance North America LLC 2.950%, due 01/11/17 (a)	125,000	130,788
Delphi Corp. 5.875%, due 05/15/19	175,000	187,250
Detroit Edison Co. 2.650%, due 06/15/22	200,000	202,832
Diageo Investment Corp. 4.250%, due 05/11/42	53,000	54,913
Digital Realty Trust LP 4.500%, due 07/15/15	175,000	186,340
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 1.750%, due 01/15/18	52,000	51,158
3.800%, due 03/15/22	175,000	175,690
Discover Bank/Greenwood DE 2.000%, due 02/21/18	250,000	250,800
Energy Transfer Partners LP 3.600%, due 02/01/23	175,000	174,878
Enterprise Products Operating LLC 1.250%, due 08/13/15	49,000	49,403
Ford Motor Co. 7.450%, due 07/16/31	150,000	192,155
General Electric Capital Corp. Series B 6.250%, due 12/31/49 (b)	200,000	219,565
Goldman Sachs Group, Inc. (The) 2.375%, due 01/22/18	250,000	253,263
Halcon Resources Corp. 8.875%, due 05/15/21 (a)	175,000	188,125
HDTFS, Inc. 6.250%, due 10/15/22 (a)	175,000	188,125
Host Hotels & Resorts LP 4.750%, due 03/01/23	175,000	187,688
HSBC Bank USA NA NY Series BKNT 5.625%, due 08/15/35	75,000	85,028
ING US, Inc. 2.900%, due 02/15/18 (a)	175,000	176,187
5.500%, due 07/15/22 (a)	200,000	220,790
Jabil Circuit, Inc. 4.700%, due 09/15/22	250,000	252,500
JPMorgan Chase & Co. 5.600%, due 07/15/41	75,000	90,494

Bond Market Fund	5

SSgA

Bond Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Laboratory Corp. of America Holdings 3.750%, due 08/23/22	140,000	143,095
Lorillard Tobacco Co. 2.300%, due 08/21/17	77,000	77,974
Lubrizol Corp. 6.500%, due 10/01/34	25,000	33,719
Macy’s Retail Holdings, Inc. 5.900%, due 12/01/16	21,000	24,515
3.875%, due 01/15/22	70,000	73,167
2.875%, due 02/15/23	143,000	137,435
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500%, due 07/15/23	119,000	116,323
Morgan Stanley 4.750%, due 03/22/17	200,000	220,934
5.500%, due 07/28/21	156,000	179,039
3.750%, due 02/25/23	38,000	38,385
Oglethorpe Power Corp. 5.250%, due 09/01/50	100,000	113,364
Phillips 66 4.300%, due 04/01/22	125,000	137,737
Pioneer Natural Resources Co. 3.950%, due 07/15/22	175,000	182,375
Plum Creek Timberlands LP 5.875%, due 11/15/15	50,000	55,193
PolyOne Corp. 5.250%, due 03/15/23 (a)	114,000	115,140
Procter & Gamble - Esop Series A 9.360%, due 01/01/21	17,531	23,276
Prudential Financial, Inc. 5.625%, due 06/15/43 (c)	250,000	260,000
Revlon Consumer Products Corp. 5.750%, due 02/15/21 (a)	250,000	249,062
Santander Holdings USA, Inc. 3.000%, due 09/24/15	50,000	51,366
SLM Corp. 3.875%, due 09/10/15	125,000	128,919
Spectra Energy Capital LLC 5.650%, due 03/01/20	125,000	146,708
Staples, Inc. 2.750%, due 01/12/18	175,000	175,919
UBS AG 7.625%, due 08/17/22	250,000	279,006
United Technologies Corp. 4.500%, due 06/01/42	33,000	35,482
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	175,000	181,125

	Principal Amount ($) or Shares	Market Value $
Verizon New York, Inc. Series B 7.375%, due 04/01/32	100,000	128,134
Wells Fargo & Co. Series M 3.450%, due 02/13/23	200,000	202,555
Xerox Corp. 2.950%, due 03/15/17	170,000	174,346
Xstrata Finance Canada, Ltd. 2.450%, due 10/25/17 (a)	250,000	253,934

		9,435,876

International Debt - 11.8%
America Movil SAB de CV 3.125%, due 07/16/22	200,000	198,982
Barclays Bank PLC 2.750%, due 02/23/15	125,000	129,478
BBVA US Senior SAU 3.250%, due 05/16/14	110,000	111,045
BNP Paribas SA 3.250%, due 03/03/23	175,000	172,675
BP Capital Markets PLC 3.561%, due 11/01/21	125,000	132,382
British Telecommunications PLC 2.000%, due 06/22/15	200,000	205,045
Canadian Pacific Railway Co. 9.450%, due 08/01/21	40,000	57,971
Covidien International Finance SA 1.350%, due 05/29/15	150,000	151,929
European Investment Bank 5.125%, due 09/13/16	150,000	173,055
Federal Republic of Brazil 8.000%, due 01/15/18	27,778	32,500
Heineken NV 1.400%, due 10/01/17 (a)	250,000	249,206
INEOS Group Holdings SA 8.500%, due 02/15/16 (a)	250,000	254,063
ING Bank NV 3.750%, due 03/07/17 (a)	250,000	267,982
Intesa Sanpaolo SpA 3.125%, due 01/15/16	200,000	197,337
Korea Gas Corp. 2.250%, due 07/25/17 (a)	250,000	254,704
LyondellBasell Industries NV 5.000%, due 04/15/19	227,000	253,105
NCL Corp., Ltd. 5.000%, due 02/15/18 (a)	200,000	201,000
Petroleos Mexicanos 4.875%, due 01/24/22	75,000	82,425

6	Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Royal Bank of Scotland Group PLC 2.550%, due 09/18/15	63,000	64,850
6.125%, due 12/15/22	250,000	262,280
Standard Chartered PLC 3.950%, due 01/11/23 (a)	250,000	249,890
Tyco Electronics Group SA 1.600%, due 02/03/15	125,000	126,683
Vale Overseas, Ltd. 6.250%, due 01/23/17	50,000	57,191

		3,885,778

Mortgage-Backed Securities - 39.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061%, due 03/11/41 (c)	209,092	210,858
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A4 4.623%, due 10/15/41	164,717	165,844
Commercial Mortgage Pass-Through Certificates Series 2006-C3 Series 2006-C3 Class AAB 5.798%, due 06/15/38 (c)	9,537	9,553
Fannie Mae
6.500%, due 04/01/14	22,191	22,416
7.500%, due 05/01/15	226	226
7.500%, due 05/01/15	573	600
7.500%, due 06/01/15	2,499	2,630
7.500%, due 06/01/15	951	1,003
6.500%, due 01/01/16	5,867	6,178
5.500%, due 01/01/18	29,785	31,945
5.500%, due 03/01/18	47,771	52,190
5.000%, due 09/01/18	146,742	159,054
5.000%, due 09/01/18	28,524	30,665
5.500%, due 07/01/19	41,991	45,875
4.500%, due 11/01/22	170,126	183,118
8.000%, due 02/01/23	330	331
4.500%, due 05/01/23	1,268	1,365
9.000%, due 11/01/25	138,989	170,750
4.000%, due 12/01/25	429,210	466,766
9.000%, due 06/01/26	1,299	1,600
7.500%, due 01/01/27	35,431	40,987
6.000%, due 10/01/28	3,082	3,483
6.000%, due 12/01/28	1,919	2,198
6.000%, due 01/01/29	1,484	1,664
7.000%, due 09/01/29	608	725
7.500%, due 09/01/30	1,299	1,515
6.000%, due 06/01/33	25,915	29,179
4.500%, due 09/01/33	244,405	264,271
6.000%, due 12/01/33	40,066	45,111

	Principal Amount ($) or Shares	Market Value $
5.500%, due 02/01/34	166,929	183,618
5.500%, due 05/01/34	162,373	178,962
5.000%, due 08/01/35	233,567	253,196
2.488%, due 01/01/36 (c)	508,894	540,073
6.000%, due 02/01/38	158,921	174,213
4.500%, due 10/01/39	179,367	193,050
4.000%, due 12/01/39	400,374	426,787
4.500%, due 12/01/39	223,901	240,981
4.000%, due 01/01/40	17,125	18,272
4.500%, due 01/01/40	504,470	542,953
4.000%, due 03/01/40	372,278	397,091
4.500%, due 05/01/40	50,387	54,388
30 Year TBA, 2.500% (d)	850,000	882,805
30 Year TBA, 3.000% (d)	2,400,000	2,484,750
Freddie Mac 6.000%, due 09/01/16	20,964	22,340
7.000%, due 09/01/16	26,524	28,352
7.000%, due 09/01/16	603	603
4.500%, due 05/01/19	106,436	113,337
4.500%, due 05/01/23	27,274	29,059
8.500%, due 04/01/25	472	474
7.000%, due 02/01/30	699	827
6.000%, due 12/01/33	23,936	26,763
5.000%, due 12/01/35	656,028	708,188
5.500%, due 06/01/38	454,524	502,097
4.500%, due 06/01/39	118,156	126,327
Ginnie Mae I 7.500%, due 12/15/22	333	380
7.000%, due 08/15/23	1,744	2,031
7.000%, due 10/15/23	33,956	39,552
7.500%, due 10/15/23	176	176
6.500%, due 01/15/24	827	940
7.500%, due 02/15/24	11,841	13,547
7.500%, due 05/15/24	11,033	13,012
8.500%, due 06/15/25	4,353	4,476
8.500%, due 06/15/28	10,058	10,636
7.500%, due 09/15/28	3,565	4,302
7.000%, due 11/15/28	8,583	10,215
7.500%, due 11/15/28	8,759	9,671
6.500%, due 12/15/28	7,228	8,483
7.500%, due 09/15/29	616	749
8.000%, due 12/15/29	5,425	6,000
8.000%, due 01/15/30	9,876	12,191
8.000%, due 05/15/30	2,804	2,869
8.000%, due 08/15/30	11,035	12,246
7.500%, due 09/15/30	789	821
7.500%, due 10/15/30	130	132
8.000%, due 10/15/30	2,629	2,929
7.500%, due 11/15/30	64	66
7.500%, due 11/15/30	10,594	10,914
7.000%, due 05/15/32	6,792	8,069
7.500%, due 05/15/32	1,753	1,928
6.500%, due 06/15/32	3,710	4,398

Bond Market Fund	7

SSgA

Bond Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

6.500%, due 06/15/32	4,509	5,291
7.000%, due 06/15/32	14,151	16,811
7.000%, due 09/15/32	33,725	39,884
6.500%, due 10/15/32	36,767	43,145
5.000%, due 11/15/33	113,038	124,525
6.000%, due 01/15/38	159,243	180,403
5.500%, due 12/15/38	112,229	123,120
5.000%, due 05/15/39	223,870	245,011
4.500%, due 07/15/39	399,073	437,817
4.000%, due 12/15/40	228,887	255,810
4.500%, due 06/15/41	148,138	161,872
30 Year TBA, 3.000% (d)	600,000	628,875
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444%, due 03/10/39	300,000	341,807
GS Mortgage Securities Corp. II Series 2006-GG8 Class A4 5.560%, due 11/10/39	200,000	227,859
Morgan Stanley Capital I Series 2005-T19 Class AAB 4.852%, due 06/12/47	52,412	53,522

		13,148,091

United States Government Agencies - 3.0%
Federal Home Loan Bank 5.250%, due 06/18/14	200,000	213,094
Federal Home Loan Bank 4.750%, due 09/11/15	150,000	166,386
Federal Home Loan Mortgage Corp. 6.750%, due 03/15/31	125,000	188,261
Federal National Mortgage Association 1.250%, due 09/28/16	425,000	435,167

		1,002,908

United States Government Treasuries - 11.7%
United States Treasury Bonds 5.250%, due 11/15/28	515,000	696,859
5.375%, due 02/15/31	140,000	194,841
4.375%, due 05/15/40	47,000	59,242
4.375%, due 05/15/41	350,000	441,437
3.125%, due 11/15/41	180,000	181,997
3.000%, due 05/15/42	250,000	245,937
United States Treasury Notes 0.250%, due 02/28/14	275,000	275,204
0.375%, due 03/15/15	300,000	300,727
0.875%, due 12/31/16	298,000	302,028
0.875%, due 01/31/18	650,000	653,860
1.000%, due 08/31/19	488,000	483,806

		3,835,938

Total Long-Term Investments (cost $30,530,208)		31,937,467

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 14.7%
Anglo American Capital PLC 2.150%, due 09/27/13 (a)	250,000	251,550
Broadcom Corp. 1.500%, due 11/01/13	250,000	251,900
Fannie Mae 6.000%, due 12/01/13	15,620	15,762
Fannie Mae 5.500%, due 01/01/14	459	490
Ginnie Mae I 10.000%, due 11/15/13	264	267
Mondelez International, Inc. 5.250%, due 10/01/13	125,000	128,324
SSgA Prime Money Market Fund 0.08% (e)(f)	4,075,171	4,075,171
United States Treasury Bill Zero Coupon, due 03/07/13 (g)(h)	100,000	100,000

Total Short-Term Investments (cost $4,818,852)		4,823,464

Total Investments - 111.7% (identified cost $35,349,060)		36,760,931

Other Assets and Liabilities, Net - (11.7)%		(3,842,128)

Net Assets - 100.0%		32,918,803

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)	Forward commitment.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Rate noted is yield-to-maturity from date of acquisition.
(h)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

PLC - Public Limited Company

TBA - To Be Announced Security

See accompanying notes which are an integral part of the financial statements.

8	Bond Market Fund

SSgA

Bond Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 2 Year Note Futures	7	USD	1,543,281	06/13	(219)
United States Treasury 5 Year Note Futures	8	USD	991,875	06/13	625

Short Positions
United States Treasury 10 Year Note Futures	18	USD	2,367,844	06/13	(586)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(180)

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$628,876	$—	$628,876	1.9
Corporate Bonds and Notes	—	9,435,876	—	9,435,876	28.7
International Debt	—	3,885,778	—	3,885,778	11.8
Mortgage-Backed Securities	—	13,148,091	—	13,148,091	39.9
United States Government Agencies	—	1,002,908	—	1,002,908	3.0
United States Government Treasuries	—	3,835,938	—	3,835,938	11.7
Short-Term Investments	4,075,171	748,293	—	4,823,464	14.7

Total Investments	$4,075,171	$32,685,760	$—	$36,760,931	111.7

Other Assets and Liabilities, Net					(11.7)

					100.0

Other Financial Instruments
Futures Contracts	(180)	—	—	(180)	(—	)*

Total Other Financial Instruments**	$(180)	$—	$—	$(180)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund	9

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SSgA

Intermediate Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2012	$1,000.00	$1,000.00
Ending Account Value February 28, 2013	$1,024.40	$1,021.81
Expenses Paid During Period*	$3.01	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Intermediate Fund	11

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SSgA

Intermediate Fund

Schedule of Investments, — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.4%
Asset-Backed Securities - 1.9%
Ally Master Owner Trust Series 2011-3 Class A2 1.810%, due 05/15/16	125,000	126,881
AmeriCredit Automobile Receivables Trust Series 2012-2 Class A3 1.050%, due 10/11/16	185,000	186,370
Bank of America Auto Trust Series 2012-1 Class A3 0.780%, due 06/15/16	67,000	67,278
GE Capital Credit Card Master Note Trust Series 2012-6 Class A 1.360%, due 08/17/20	219,000	220,541
Toyota Auto Receivables Owner Trust Series 2012-A Class A 0.750%, due 02/16/16	169,000	169,701

		770,771

Corporate Bonds and Notes - 31.0%
AbbVie, Inc. 2.900%, due 11/06/22 (a)	250,000	249,827
Aetna, Inc. 1.500%, due 11/15/17	125,000	125,433
Altera Corp. 1.750%, due 05/15/17	150,000	153,104
Altria Group, Inc. 2.850%, due 08/09/22	125,000	122,581
American Honda Finance Corp. 1.450%, due 02/27/15 (a)	125,000	126,744
American International Group, Inc. 3.800%, due 03/22/17	200,000	217,159
Anheuser-Busch InBev Worldwide, Inc. 2.500%, due 07/15/22	200,000	196,089
Ashland, Inc. 3.875%, due 04/15/18 (a)	109,000	110,635
AT&T, Inc. 3.875%, due 08/15/21	80,000	86,752
AutoZone, Inc. 2.875%, due 01/15/23	200,000	192,420
Axiall Corp. 4.875%, due 05/15/23 (a)	150,000	152,250
Bank of America Corp. 6.500%, due 08/01/16	325,000	375,022
3.300%, due 01/11/23	200,000	199,361

	Principal Amount ($) or Shares	Market Value $
Burlington Northern Santa Fe LLC 5.650%, due 05/01/17	50,000	58,832
3.450%, due 09/15/21	250,000	265,585
CBS Corp. 1.950%, due 07/01/17	200,000	203,313
Celgene Corp. 1.900%, due 08/15/17	175,000	177,983
Cisco Systems, Inc. 5.500%, due 02/22/16	100,000	113,903
Citigroup, Inc. 3.375%, due 03/01/23	105,000	106,038
Comcast Corp. 6.500%, due 01/15/15	50,000	55,354
4.950%, due 06/15/16	25,000	28,212
ConAgra Foods, Inc. 1.900%, due 01/25/18	75,000	75,870
Cooper US, Inc. 2.375%, due 01/15/16	125,000	129,054
Daimler Finance North America LLC 2.950%, due 01/11/17 (a)	125,000	130,788
Delphi Corp. 5.875%, due 05/15/19	200,000	214,000
Detroit Edison Co. 2.650%, due 06/15/22	175,000	177,478
Digital Realty Trust LP 4.500%, due 07/15/15	175,000	186,340
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 1.750%, due 01/15/18	60,000	59,028
3.800%, due 03/15/22	175,000	175,690
Discover Bank/Greenwood DE 2.000%, due 02/21/18	250,000	250,800
Dover Corp. 4.875%, due 10/15/15	25,000	27,633
Energy Transfer Partners LP 3.600%, due 02/01/23	175,000	174,878
Enterprise Products Operating LLC 1.250%, due 08/13/15	73,000	73,601
Express Scripts Holding Co. 4.750%, due 11/15/21	125,000	141,137
Ford Motor Credit Co. LLC 3.875%, due 01/15/15	250,000	260,206
Genentech, Inc. 4.750%, due 07/15/15	50,000	54,513
General Electric Capital Corp. Series B 6.250%, due 12/31/49 (b)	200,000	219,565
Genworth Financial, Inc. 4.950%, due 10/01/15	50,000	53,048

Intermediate Fund	13

SSgA

Intermediate Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Goldman Sachs Group, Inc. (The) 5.625%, due 01/15/17	50,000	56,221
2.375%, due 01/22/18	250,000	253,264
3.625%, due 01/22/23	175,000	176,692
Host Hotels & Resorts LP 4.750%, due 03/01/23	200,000	214,500
HSBC Finance Corp. 6.676%, due 01/15/21	111,000	132,779
ING US, Inc. 2.900%, due 02/15/18 (a)	200,000	201,357
5.500%, due 07/15/22 (a)	225,000	248,388
Jabil Circuit, Inc. 4.700%, due 09/15/22	250,000	252,500
JPMorgan Chase & Co. 3.150%, due 07/05/16	450,000	476,340
4.350%, due 08/15/21	75,000	82,691
Lorillard Tobacco Co. 2.300%, due 08/21/17	88,000	89,113
Macy’s Retail Holdings, Inc. 5.900%, due 12/01/16	21,000	24,515
3.875%, due 01/15/22	70,000	73,167
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.500%, due 07/15/23	119,000	116,323
MetLife, Inc. 6.750%, due 06/01/16	100,000	118,004
MidAmerican Energy Holdings Co. 5.750%, due 04/01/18	125,000	150,703
Morgan Stanley 4.750%, due 03/22/17	250,000	276,167
5.500%, due 07/28/21	156,000	179,039
3.750%, due 02/25/23	38,000	38,385
News America, Inc. 4.500%, due 02/15/21	150,000	170,243
Phillips 66 4.300%, due 04/01/22	145,000	159,775
Pioneer Natural Resources Co. 3.950%, due 07/15/22	200,000	208,429
Plains All American Pipeline LP / PAA Finance Corp. 3.950%, due 09/15/15	125,000	134,546
PolyOne Corp. 5.250%, due 03/15/23 (a)	114,000	115,140
Prudential Financial, Inc. 5.625%, due 06/15/43 (c)	250,000	260,000
PSEG Power LLC 5.500%, due 12/01/15	50,000	55,649
Public Service Electric & Gas Co. 5.000%, due 08/15/14	50,000	53,243
Revlon Consumer Products Corp. 5.750%, due 02/15/21 (a)	250,000	249,063

	Principal Amount ($) or Shares	Market Value $
Santander Holdings USA, Inc. 3.000%, due 09/24/15	50,000	51,366
SLM Corp. 3.875%, due 09/10/15	125,000	128,919
Staples, Inc. 2.750%, due 01/12/18	200,000	201,051
The Hershey Co. 4.850%, due 08/15/15	50,000	54,904
UBS AG 7.625%, due 08/17/22	250,000	279,006
United Technologies Corp. 3.100%, due 06/01/22	104,000	108,784
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	200,000	207,000
Wal-Mart Stores, Inc. 4.250%, due 04/15/21	125,000	143,658
Wells Fargo & Co. Series M 3.450%, due 02/13/23	175,000	177,236
Wisconsin Electric Power Co. 2.950%, due 09/15/21	125,000	130,883
Xerox Corp. 2.950%, due 03/15/17	170,000	174,346
Xstrata Finance Canada, Ltd. 2.450%, due 10/25/17 (a)	250,000	253,934
Zoetis, Inc. 3.250%, due 02/01/23 (a)	250,000	251,487

		12,449,036

International Debt - 11.8%
America Movil SAB de CV 3.125%, due 07/16/22	200,000	198,982
Barclays Bank PLC 2.750%, due 02/23/15	125,000	129,478
BBVA US Senior SAU 3.250%, due 05/16/14	140,000	141,330
BNP Paribas SA 3.250%, due 03/03/23	200,000	197,342
BP Capital Markets PLC 3.561%, due 11/01/21	125,000	132,382
British Telecommunications PLC 2.000%, due 06/22/15	200,000	205,045
Covidien International Finance SA 1.350%, due 05/29/15	200,000	202,572
4.200%, due 06/15/20	125,000	140,936
European Investment Bank 1.625%, due 06/15/17	250,000	257,575
Federal Republic of Brazil 8.000%, due 01/15/18	55,556	65,000

14	Intermediate Fund

SSgA

Intermediate Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Heineken NV 1.400%, due 10/01/17 (a)	250,000	249,206
INEOS Group Holdings SA 8.500%, due 02/15/16 (a)	250,000	254,063
ING Bank NV 3.750%, due 03/07/17 (a)	250,000	267,982
Intesa Sanpaolo SpA 3.125%, due 01/15/16	200,000	197,337
Italy Government International Bond 5.250%, due 09/20/16	125,000	135,487
Korea Gas Corp. 2.250%, due 07/25/17 (a)	250,000	254,704
Landesbank Baden-Wuerttemberg 5.050%, due 12/30/15	200,000	221,746
LyondellBasell Industries NV 5.000%, due 04/15/19	226,000	251,990
NCL Corp., Ltd. 5.000%, due 02/15/18 (a)	200,000	201,000
Petrobras International Finance Co. - Pifco 6.125%, due 10/06/16	25,000	27,813
Petroleos Mexicanos 4.875%, due 01/24/22	150,000	164,850
Royal Bank of Scotland Group PLC 2.550%, due 09/18/15	63,000	64,850
6.125%, due 12/15/22	250,000	262,280
Standard Chartered PLC 3.950%, due 01/11/23 (a)	250,000	249,890
Telefonica Emisiones SAU 6.421%, due 06/20/16	65,000	71,385
Tyco Electronics Group SA 1.600%, due 02/03/15	125,000	126,683
Vale Overseas, Ltd. 6.250%, due 01/23/17	75,000	85,787

		4,757,695

Mortgage-Backed Securities - 5.4%
Fannie Mae 30 Year TBA 3.000% (d)	2,100,000	2,174,156

United States Government Agencies - 10.0%
Federal Home Loan Mortgage Corp. 0.750%, due 11/25/14	500,000	504,246
0.625%, due 12/29/14	500,000	503,053
2.375%, due 01/13/22	795,000	825,804
Federal National Mortgage Association 0.750%, due 12/19/14	500,000	504,067
1.250%, due 09/28/16	350,000	358,373

	Principal Amount ($) or Shares	Market Value $
1.375%, due 11/15/16	500,000	515,034
0.875%, due 02/08/18	800,000	799,955

		4,010,532

United States Government Treasuries - 36.3%
United States Treasury Notes
1.875%, due 02/28/14	1,575,000	1,601,517
0.250%, due 03/31/14	200,000	200,133
0.250%, due 09/15/14	1,107,000	1,107,562
2.625%, due 12/31/14	250,000	260,928
2.000%, due 01/31/16	3,000,000	3,143,436
3.000%, due 08/31/16	405,000	440,722
0.875%, due 12/31/16	875,000	886,826
0.625%, due 08/31/17	4,560,000	4,553,944
0.625%, due 09/30/17	250,000	249,375
0.750%, due 12/31/17	2,150,000	2,152,017

		14,596,460

Total Long-Term Investments (cost $37,767,505)		38,758,650

Short-Term Investments - 8.6%
Anglo American Capital PLC 2.150%, due 09/27/13 (a)	250,000	251,550
Broadcom Corp. 1.500%, due 11/01/13	250,000	251,900
Deutsche Telekom International Finance BV 5.250%, due 07/22/13	75,000	76,322
European Investment Bank 4.250%, due 07/15/13	225,000	228,249
Mondelez International, Inc. 5.250%, due 10/01/13	125,000	128,323
National Fuel Gas Co. 5.250%, due 03/01/13	20,000	20,000
SSgA Prime Money Market Fund 0.08% (e)(f)	2,298,594	2,298,594
United Mexican States 5.875%, due 01/15/14	100,000	104,750
United States Treasury Bill Zero Coupon, due 03/07/13 (g)(h)	100,000	100,000

Total Short-Term Investments (cost $3,446,539)		3,459,688

Total Investments - 105.0% (identified cost $41,214,044)		42,218,338

Other Assets and Liabilities, Net - (5.0)%		(2,024,383)

Net Assets - 100.0%		40,193,955

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund	15

SSgA

Intermediate Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(d)	Forward commitment.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Rate noted is yield-to-maturity from date of acquisition.
(h)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) by the Fund.

Abbreviations:

PLC - Public Limited Company

TBA - To Be Announced Security

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 2 Year Note Futures	10	USD	2,204,688	06/13	(313)
United States Treasury 5 Year Note Futures	5	USD	619,922	06/13	391

Short Positions
United States Treasury 10 Year Note Futures	18	USD	2,367,844	06/13	(586)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(508)

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$770,771	$—	$770,771	1.9
Corporate Bonds and Notes	—	12,449,036	—	12,449,036	31.0
International Debt	—	4,757,695	—	4,757,695	11.8
Mortgage-Backed Securities	—	2,174,156	—	2,174,156	5.4
United States Government Agencies	—	4,010,532	—	4,010,532	10.0
United States Government Treasuries	—	14,596,460	—	14,596,460	36.3
Short-Term Investments	2,298,594	1,161,094	—	3,459,688	8.6

Total Investments	$2,298,594	$39,919,744	$—	$42,218,338	105.0

Other Assets and Liabilities, Net					(5.0)

					100.0

Other Financial Instruments
Futures Contracts	(508)	—	—	(508)	(—	)*

Total Other Financial Instruments**	$(508)	$—	$—	$(508)

*	Less than .05% of net assets.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

16	Intermediate Fund

SSgA

High Yield Bond Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2012	$1,000.00	$1,000.00
Ending Account Value February 28, 2013	$1,066.80	$1,021.07
Expenses Paid During Period*	$3.84	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

High Yield Bond Fund	17

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SSgA

High Yield Bond Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.6%
Corporate Bonds and Notes - 82.6%
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	297,000
Alere, Inc. 9.000%, due 05/15/16	500,000	525,000
Allison Transmission, Inc. 7.125%, due 05/15/19 (a)	350,000	372,750
AMC Entertainment, Inc. 9.750%, due 12/01/20	500,000	576,250
American Casino & Entertainment Properties LLC/ACEP Finance Corp. 11.000%, due 06/15/14	360,000	366,300
Amkor Technology, Inc. 6.375%, due 10/01/22	550,000	543,812
Antero Resources Finance Corp. 6.000%, due 12/01/20 (a)	615,000	638,062
ArcelorMittal 10.350%, due 06/01/19	1,350,000	1,704,505
Ashland, Inc. 3.875%, due 04/15/18 (a)	435,000	441,525
Ashtead Capital, Inc. 6.500%, due 07/15/22 (a)	525,000	565,687
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625%, due 10/01/20 (a)	550,000	574,750
5.875%, due 08/01/23 (a)	492,000	489,540
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250%, due 01/15/19	250,000	273,125
Axiall Corp. 4.875%, due 05/15/23 (a)	630,000	639,450
BC Mountain LLC/BC Mountain Finance, Inc. 7.000%, due 02/01/21 (a)	800,000	824,000
Beazer Homes USA, Inc. 6.625%, due 04/15/18	1,000,000	1,068,750
Berry Plastics Corp. 9.500%, due 05/15/18	450,000	500,625
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	550,000	588,500
Biomet, Inc. 6.500%, due 08/01/20 (a)	398,000	420,885
6.500%, due 10/01/20 (a)	400,000	412,000
BOE Merger Corp. PIK 9.500%, due 11/01/17 (a)	550,000	583,000
Brocade Communications Systems, Inc. 4.625%, due 01/15/23 (a)	525,000	511,875

	Principal Amount ($) or Shares	Market Value $
Building Materials Corp. of America 6.750%, due 05/01/21 (a)	250,000	268,438
Burlington Coat Factory Warehouse Corp. 10.000%, due 02/15/19	250,000	275,625
Burlington Holdings LLC/Burlington Holding Finance, Inc. PIK 9.000%, due 02/15/18 (a)	600,000	597,000
Cablevision Systems Corp. 5.875%, due 09/15/22	550,000	533,500
Caesars Entertainment Operating Co., Inc. 11.250%, due 06/01/17	250,000	265,938
Calpine Corp. 7.500%, due 02/15/21 (a)	585,000	636,187
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625%, due 08/01/20 (a)	475,000	535,562
Capella Healthcare, Inc. 9.250%, due 07/01/17	200,000	215,500
Case New Holland, Inc. 7.875%, due 12/01/17	400,000	469,500
Catalent Pharma Solutions, Inc. 7.875%, due 10/15/18 (a)	550,000	556,875
Celanese US Holdings LLC 4.625%, due 11/15/22	950,000	953,562
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	550,000	568,562
Chaparral Energy, Inc. 9.875%, due 10/01/20	250,000	287,500
8.250%, due 09/01/21	125,000	140,625
Chrysler Group LLC/CG, Inc. 8.250%, due 06/15/21	525,000	581,437
CHS/Community Health Systems, Inc. 5.125%, due 08/15/18	550,000	578,187
8.000%, due 11/15/19	500,000	551,875
Cincinnati Bell, Inc. 8.750%, due 03/15/18	—	—
CIT Group, Inc. 4.250%, due 08/15/17	1,000,000	1,035,000
5.250%, due 03/15/18	500,000	537,500
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625%, due 01/15/16	675,000	726,469

High Yield Bond Fund	19

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Clayton Williams Energy, Inc. 7.750%, due 04/01/19	500,000	500,000
Clean Harbors, Inc. 5.250%, due 08/01/20	800,000	824,000
Clear Channel Communications, Inc. 5.500%, due 09/15/14	250,000	243,750
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, due 03/15/20	125,000	128,125
Series B 7.625%, due 03/15/20	625,000	646,875
CNH Capital LLC 6.250%, due 11/01/16	650,000	718,250
Continental Resources, Inc. 5.000%, due 09/15/22	550,000	591,250
Continental Rubber of America Corp. 4.500%, due 09/15/19 (a)	153,000	156,060
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500%, due 01/15/23 (a)	307,000	300,093
CVR Refining LLC/Coffeyville Finance, Inc. 6.500%, due 11/01/22 (a)	550,000	554,125
CyrusOne LP/CyrusOne Finance Corp. 6.375%, due 11/15/22 (a)	550,000	578,875
DAE Aviation Holdings, Inc. 11.250%, due 08/01/15 (a)	185,000	190,550
DaVita, Inc. 5.750%, due 08/15/22	851,500	887,689
Delphi Corp. 6.125%, due 05/15/21	600,000	654,000
Delta Air Lines 2007-1 Class C Pass Through Trust 8.954%, due 08/10/14	200,542	203,550
Deluxe Corp. 7.000%, due 03/15/19	300,000	324,000
Denbury Resources, Inc. 4.625%, due 07/15/23	379,000	371,894
DISH DBS Corp. 6.750%, due 06/01/21	725,000	806,562
5.875%, due 07/15/22	500,000	527,500
5.000%, due 03/15/23 (a)	1,591,000	1,579,067
DJO Finance LLC/DJO Finance Corp. 8.750%, due 03/15/18	550,000	607,062
Dollar General Corp. 4.125%, due 07/15/17	750,000	793,125

	Principal Amount ($) or Shares	Market Value $
Dynacast International LLC/Dynacast Finance, Inc. 9.250%, due 07/15/19	375,000	403,125
El Paso Corp. 7.250%, due 06/01/18	300,000	343,329
Energy XXI Gulf Coast, Inc. 9.250%, due 12/15/17	300,000	339,000
EnergySolutions, Inc./EnergySolutions LLC 10.750%, due 08/15/18	375,000	390,938
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	313,000	356,820
EP Energy LLC/Everest Acquisition Finance, Inc. 7.750%, due 09/01/22	275,000	297,688
EPE Holdings LLC/EP Energy Bond Co., Inc. PIK 8.125%, due 12/15/17 (a)	1,000,000	1,017,500
Equinix, Inc. 4.875%, due 04/01/20	200,000	200,000
Felcor Lodging LP 5.625%, due 03/01/23 (a)	131,000	131,819
FGI Operating Co. LLC/FGI Finance, Inc. 7.875%, due 05/01/20 (a)	500,000	516,250
Fidelity National Information Services, Inc. 5.000%, due 03/15/22	500,000	530,000
First Data Corp. 9.875%, due 09/24/15	192,000	197,520
11.250%, due 03/31/16	250,000	247,188
6.750%, due 11/01/20 (a)	825,000	846,656
11.250%, due 01/15/21 (a)	525,000	535,500
FMG Resources August 2006 Pty Ltd. 6.875%, due 04/01/22 (a)	500,000	535,000
Foresight Energy LLC/Foresight Energy Corp. 9.625%, due 08/15/17 (a)	512,000	550,400
Forest Oil Corp. 7.500%, due 09/15/20 (a)	550,000	589,875
Freescale Semiconductor, Inc. Series 1 9.250%, due 04/15/18 (a)	350,000	385,000
Fresenius Medical Care US Finance, Inc. 6.500%, due 09/15/18 (a)	325,000	367,250
Frontier Communications Corp. 9.250%, due 07/01/21	750,000	862,500
7.125%, due 01/15/23	550,000	565,125

20	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

General Motors Financial Co., Inc. 6.750%, due 06/01/18	275,000	316,250
Genworth Financial, Inc. 6.150%, due 11/15/66	400,000	351,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.000%, due 10/15/20 (a)	550,000	558,250
GWR Operating Partnership LLP 10.875%, due 04/01/17	200,000	226,625
GXS Worldwide, Inc. 9.750%, due 06/15/15	275,000	286,344
Halcon Resources Corp. 8.875%, due 05/15/21 (a)	230,000	247,250
HCA Holdings, Inc. 6.250%, due 02/15/21	1,275,000	1,345,125
HCA, Inc. 4.750%, due 05/01/23	2,000,000	1,995,000
HD Supply, Inc. 7.500%, due 07/15/20 (a)	847,000	848,059
HDTFS, Inc. 6.250%, due 10/15/22 (a)	275,000	295,625
HealthSouth Corp. 5.750%, due 11/01/24	550,000	552,750
Hexion US Finance Corp. 6.625%, due 04/15/20	250,000	246,250
6.625%, due 04/15/20 (a)	311,000	306,335
Host Hotels & Resorts LP 4.750%, due 03/01/23	1,300,000	1,394,250
IAC/InterActiveCorp 4.750%, due 12/15/22 (a)	425,000	415,438
Interline Brands, Inc. PIK 10.000%, due 11/15/18 (a)	500,000	549,687
International Lease Finance Corp. 6.250%, due 05/15/19	275,000	301,179
8.250%, due 12/15/20	350,000	428,750
8.625%, due 01/15/22	300,000	381,000
iPayment, Inc. 10.250%, due 05/15/18	325,000	300,625
j2 Global, Inc. 8.000%, due 08/01/20	500,000	530,000
Jabil Circuit, Inc. 4.700%, due 09/15/22	500,000	505,000
JMC Steel Group 8.250%, due 03/15/18 (a)	500,000	531,250
Kaiser Aluminum Corp. 8.250%, due 06/01/20	500,000	558,750
Landry’s Holdings II, Inc. 10.250%, due 01/01/18 (a)	500,000	520,000
Laredo Petroleum, Inc. 7.375%, due 05/01/22	500,000	542,500

	Principal Amount ($) or Shares	Market Value $
Lennar Corp. 4.750%, due 11/15/22 (a)	750,000	724,687
Level 3 Communications, Inc. 8.875%, due 06/01/19 (a)	250,000	270,000
Level 3 Financing, Inc. 8.625%, due 07/15/20	250,000	277,500
Libbey Glass, Inc. 6.875%, due 05/15/20	500,000	536,250
Liberty Mutual Group, Inc. 10.750%, due 06/15/88 (a)	175,000	267,313
Linn Energy LLC/Linn Energy Finance Corp. 6.250%, due 11/01/19 (a)	500,000	510,000
Lynx II Corp. 6.375%, due 04/15/23 (a)	525,000	544,031
MacDermid, Inc. 9.500%, due 04/15/17 (a)	400,000	415,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250%, due 06/15/22	406,000	440,003
4.500%, due 07/15/23	286,000	279,565
Mcron Finance Sub LLC/Mcron Finance Corp. 8.375%, due 05/15/19 (a)	500,000	530,000
Meritage Homes Corp. 7.000%, due 04/01/22	500,000	553,750
MGM Resorts International 6.875%, due 04/01/16	500,000	538,750
6.750%, due 10/01/20 (a)	550,000	576,125
6.625%, due 12/15/21	655,000	677,925
7.750%, due 03/15/22	250,000	274,688
Michael Foods Group, Inc. 9.750%, due 07/15/18	250,000	278,125
Michaels Stores, Inc. 11.375%, due 11/01/16	81,000	84,646
7.750%, due 11/01/18	600,000	654,750
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.750%, due 10/01/20 (a)	162,000	177,795
Monitronics International, Inc. 9.125%, due 04/01/20	500,000	525,000
MultiPlan, Inc. 9.875%, due 09/01/18 (a)	200,000	222,000
NCR Corp. 4.625%, due 02/15/21 (a)	239,000	236,610
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 5.875%, due 03/15/22 (a)	550,000	577,500
Newfield Exploration Co. 5.750%, due 01/30/22	650,000	698,750

High Yield Bond Fund	21

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Nielsen Finance LLC/Nielsen Finance Co. 4.500%, due 10/01/20 (a)	550,000	543,125
Nortek, Inc. 10.000%, due 12/01/18	325,000	361,969
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125%, due 11/15/20 (a)	550,000	574,750
NRG Energy, Inc. 7.875%, due 05/15/21	450,000	505,125
6.625%, due 03/15/23 (a)	550,000	585,750
Nuveen Investments, Inc. 5.500%, due 09/15/15	375,000	363,750
9.125%, due 10/15/17 (a)	550,000	552,750
Party City Holdings, Inc. 8.875%, due 08/01/20 (a)	500,000	543,750
Peabody Energy Corp. 6.000%, due 11/15/18	275,000	292,188
Pittsburgh Glass Works LLC 8.500%, due 04/15/16 (a)	550,000	554,125
Plains Exploration & Production Co. 6.125%, due 06/15/19	750,000	828,750
PolyOne Corp. 5.250%, due 03/15/23 (a)	500,000	505,000
PQ Corp. 8.750%, due 05/01/18 (a)	550,000	582,312
Provident Funding Associates LP/PFG Finance Corp. 10.250%, due 04/15/17 (a)	250,000	279,688
QEP Resources, Inc. 5.250%, due 05/01/23	350,000	362,250
Rain CII Carbon LLC/CII Carbon Corp. 8.250%, due 01/15/21 (a)	800,000	840,000
Regal Entertainment Group 5.750%, due 02/01/25	787,000	771,260
Regions Bank/Birmingham AL 6.450%, due 06/26/37	200,000	214,000
Resolute Forest Products 10.250%, due 10/15/18	309,000	357,668
Revlon Consumer Products Corp. 5.750%, due 02/15/21 (a)	525,000	523,031
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 9.875%, due 08/15/19	920,000	1,007,400
5.750%, due 10/15/20	1,100,000	1,135,750
6.875%, due 02/15/21	340,000	362,950
Rite Aid Corp. 9.500%, due 06/15/17	1,075,000	1,130,094

	Principal Amount ($) or Shares	Market Value $
Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	550,000	569,250
Royal Caribbean Cruises, Ltd. 5.250%, due 11/15/22	900,000	922,500
RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	671,625
Ruby Tuesday, Inc. 7.625%, due 05/15/20 (a)	500,000	490,000
Sabre, Inc. 8.500%, due 05/15/19 (a)	500,000	545,000
Sally Holdings LLC/Sally Capital, Inc. 5.750%, due 06/01/22	250,000	264,063
Samson Investment Co. 9.750%, due 02/15/20 (a)	625,000	664,844
SandRidge Energy, Inc. 8.125%, due 10/15/22	500,000	538,125
SBA Communications Corp. 5.625%, due 10/01/19 (a)	275,000	283,250
ServiceMaster Co. 7.000%, due 08/15/20 (a)	431,000	438,543
Six Flags Entertainment Corp. 5.250%, due 01/15/21 (a)	948,000	929,040
Sky Growth Acquisition Corp. 7.375%, due 10/15/20 (a)	550,000	567,187
Smithfield Foods, Inc. 6.625%, due 08/15/22	1,000,000	1,087,500
Sotheby’s 5.250%, due 10/01/22 (a)	550,000	555,500
Spectrum Brands Escrow Corp. 6.375%, due 11/15/20 (a)	550,000	585,062
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	500,000	533,750
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	1,250,000	1,462,500
6.000%, due 11/15/22	1,250,000	1,262,500
Standard Pacific Corp. 8.375%, due 05/15/18	475,000	559,312
SunGard Data Systems, Inc. 6.625%, due 11/01/19 (a)	550,000	565,125
Surgical Care Affiliates, Inc. 10.000%, due 07/15/17 (a)	275,000	284,625
Taminco Acquisition Corp. PIK 9.125%, due 12/15/17 (a)	660,000	658,350
Taminco Global Chemical Corp. 9.750%, due 03/31/20 (a)	485,000	535,925
Tenet Healthcare Corp. 4.500%, due 04/01/21 (a)	375,000	369,844
Tenneco, Inc. 7.750%, due 08/15/18	250,000	274,688

22	High Yield Bond Fund

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Terex Corp. 6.000%, due 05/15/21	576,000	597,600
Textron Financial Corp. 6.000%, due 02/15/67 (a)	350,000	318,500
The AES Corp. 9.750%, due 04/15/16	525,000	624,750
The Goodyear Tire & Rubber Co. 6.500%, due 03/01/21	385,000	390,775
The Hertz Corp. 6.750%, due 04/15/19	325,000	350,188
The McClatchy Co. 9.000%, due 12/15/22 (a)	505,000	534,037
The Ryland Group, Inc. 5.375%, due 10/01/22	550,000	563,062
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19 (a)	275,000	294,250
TransDigm, Inc. 7.750%, due 12/15/18	475,000	521,312
TransUnion Holding Co., Inc. PIK 8.125%, due 06/15/18 (a)	550,000	576,125
UBS AG 7.625%, due 08/17/22	585,000	652,875
UCI International, Inc. 8.625%, due 02/15/19	250,000	255,625
United Rentals North America, Inc. 7.375%, due 05/15/20	500,000	547,500
8.375%, due 09/15/20	250,000	275,000
6.125%, due 06/15/23	440,000	462,000
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	256,000	264,960
Valeant Pharmaceuticals International 6.375%, due 10/15/20 (a)	550,000	591,937
6.750%, due 08/15/21 (a)	475,000	513,594
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 7.750%, due 02/01/19 (a)	500,000	535,625
Vanguard Natural Resources LLC/VNR Finance Corp. 7.875%, due 04/01/20	275,000	288,750
Viasystems, Inc. 7.875%, due 05/01/19 (a)	750,000	781,875
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19 (a)	500,000	545,000
Windstream Corp. 7.500%, due 06/01/22	600,000	631,500
6.375%, due 08/01/23 (a)	313,000	306,740

	Principal Amount ($) or Shares	Market Value $
Wyle Services Corp. 10.500%, due 04/01/18 (a)	200,000	212,000
Zayo Group LLC/Zayo Capital, Inc. 8.125%, due 01/01/20	302,000	337,485

		112,400,281

International Debt - 12.6%
Ardagh Packaging Finance PLC 9.125%, due 10/15/20 (a)	250,000	273,750
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.375%, due 10/15/17 (a)	500,000	544,375
7.000%, due 11/15/20 (a)	200,000	200,500
4.875%, due 11/15/22 (a)	625,000	615,625
CEVA Group PLC 8.375%, due 12/01/17 (a)	500,000	517,500
FMG Resources August 2006 Pty Ltd. 8.250%, due 11/01/19 (a)	350,000	386,750
Harvest Operations Corp. 6.875%, due 10/01/17	600,000	666,000
HBOS PLC 6.750%, due 05/21/18 (a)	500,000	554,095
INEOS Group Holdings SA 8.500%, due 02/15/16 (a)	250,000	254,062
Inmet Mining Corp. 7.500%, due 06/01/21 (a)	521,000	554,865
Intelsat Luxembourg SA 11.500%, due 02/04/17	263,106	279,879
Kodiak Oil & Gas Corp. 5.500%, due 01/15/21 (a)	525,000	543,375
Lafarge SA 6.500%, due 07/15/16	400,000	444,000
LyondellBasell Industries NV 5.000%, due 04/15/19	1,050,000	1,170,750
MCE Finance, Ltd. 5.000%, due 02/15/21 (a)	304,000	304,000
MEG Energy Corp. 6.375%, due 01/30/23 (a)	1,250,000	1,293,750
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.875%, due 11/01/17	300,000	305,250
NCL Corp., Ltd. 5.000%, due 02/15/18 (a)	620,000	623,100
New Gold, Inc. 6.250%, due 11/15/22 (a)	550,000	578,875
PetroBakken Energy Ltd. 8.625%, due 02/01/20 (a)	545,000	555,900
Rexel SA 6.125%, due 12/15/19 (a)	500,000	525,000

High Yield Bond Fund	23

SSgA

High Yield Bond Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Market Value $

Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	300,000	314,737
7.640%, due 03/29/49 (b)	900,000	814,500
7.648%, due 12/31/49 (b)	325,000	342,875
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	635,000	717,550
Sappi Papier Holding GmbH 7.750%, due 07/15/17 (a)	450,000	497,250
Seagate HDD Cayman 7.000%, due 11/01/21	620,000	672,700
Seven Seas Cruises S de RL LLC 9.125%, due 05/15/19	225,000	241,313
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	375,000	390,000
Trinidad Drilling Ltd. 7.875%, due 01/15/19 (a)	500,000	536,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.750%, due 02/01/19 (a)	508,000	506,095
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	500,000	541,250
XL Capital, Ltd. 6.500%, due 12/31/49 (b)	400,000	390,000

		17,155,921

Loan Agreements - 1.4%
Chesapeake Energy Corp. 6.125%, due 02/15/21	850,000	901,000
INEOS US Finance LLC Dollar Term Loan 6.500%, due 04/27/18	992,500	1,012,816

		1,913,816

Total Long-Term Investments (cost $124,838,975)		131,470,018

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.4%
MGM Resorts International 6.750%, due 04/01/13	150,000	150,563
SSgA Prime Money Market Fund 0.08% (c)(d)	1,692,793	1,692,793

Total Short-Term Investments (cost $1,840,292)		1,843,356

Total Investments - 98.0% (identified cost $126,679,267)		133,313,374

Other Assets and Liabilities, Net - 2.0%		2,746,987

Net Assets - 100.0%		136,060,361

Footnotes:

(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Perpetual floating rate security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 4).
(d)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

PIK - Pay In Kind

PLC - Public Limited Company

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

	Market Value				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$112,196,731	$203,550	$112,400,281	82.6
International Debt	—	17,155,921	—	17,155,921	12.6
Loan Agreements	—	1,913,816	—	1,913,816	1.4
Short-Term Investments	1,692,793	150,563	—	1,843,356	1.4

Total Investments	$1,692,793	$131,417,031	$203,550	$133,313,374	98.0

Other Assets and Liabilities, Net					2.0

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no transfers in and out of Levels 1, 2 and 3 during the period ended February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

24	High Yield Bond Fund

SSgA

Fixed Income Funds

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund

Assets
Investments, at identified cost	$35,349,060	$41,214,044	$126,679,267
Investments, at market*	36,760,931	42,218,338	133,313,374
Receivables:
Dividends and interest	185,856	160,832	2,209,432
Dividends from affiliated money market funds	240	119	293
Investments sold	225,252	225,252	1,226,864
Fund shares sold	5,215	99,171	525,043
Foreign taxes recoverable	2,330	2,486	5,195
From advisor	12,834	13,291	3,953
Prepaid expenses	542	529	1,458

Total assets	37,193,200	42,720,018	137,285,612

Liabilities
Payables:
Investments purchased	4,168,330	2,378,109	1,046,258
Fund shares redeemed	9,415	60,577	94,362
Accrued fees to affiliates and trustees	46,936	42,121	46,034
Other accrued expenses	48,356	43,756	38,597
Daily variation margin on futures contracts	1,360	1,500	—

Total liabilities	4,274,397	2,526,063	1,225,251

Net Assets	$32,918,803	$40,193,955	$136,060,361

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$68,638	$55,902	$571,848
Accumulated net realized gain (loss)	(39,801,418)	(5,885,103)	1,611,646
Unrealized appreciation (depreciation) on:
Investments	1,411,871	1,004,294	6,634,107
Futures contracts	(179)	(526)	—
Shares of beneficial interest	3,508	4,220	15,750
Additional paid-in-capital	71,236,383	45,015,168	127,227,010

Net Assets	$32,918,803	$40,193,955	$136,060,361

Net Asset Value, offering and redemption price per share:
Net asset value per share:(a)	$9.38	$9.52	$8.64
Net assets	$32,918,803	$40,193,955	$136,060,361
Shares outstanding ($0.001 par value)	3,508,331	4,220,247	15,749,834
* Investments in affiliated issuers, SSgA Prime Money Market Fund	$4,075,171	$2,298,594	$1,692,793
(a) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	25

SSgA

Fixed Income Funds

Statements of Operations — For the Period Ended February 28, 2013 (Unaudited)

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund

Investment Income
Dividends from affiliated money market funds	$1,741	$1,807	$5,454
Interest	464,649	424,580	4,275,996
Less foreign taxes withheld	(18)	(37)	(2,130)

Total investment income	466,372	426,350	4,279,320

Expenses
Advisory fees	48,245	61,811	198,060
Administrative fees	19,247	20,485	32,551
Custodian fees	31,038	22,281	39,939
Distribution fees	6,786	38,230	131,588
Transfer agent fees	25,636	16,464	25,325
Professional fees	31,365	29,801	31,749
Registration fees	5,028	6,768	16,101
Shareholder servicing fees	3,888	8,610	2,689
Trustees’ fees	5,029	5,210	5,964
Insurance fees	451	545	1,409
Printing fees	10,738	6,892	16,244
Miscellaneous	1,957	1,653	1,825

Expenses before reductions	189,408	218,750	503,444
Expense reductions	(108,999)	(95,128)	(10,601)

Net expenses	80,409	123,622	492,843

Net investment income (loss)	385,963	302,728	3,786,477

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	220,327	315,290	1,739,583
Futures contracts	(2,431)	(2,133)	—
Credit default swap contracts	—	—	430,660
Net increase from payments by affiliates	660,465	661,048	—

Net realized gain (loss)	878,361	974,205	2,170,243

Net change in unrealized appreciation (depreciation) on:
Investments	(417,640)	(237,640)	2,248,455
Futures contracts	10,376	6,493	—
Credit default swap contracts	—	—	(121,666)

Net change in unrealized appreciation (depreciation)	(407,264)	(231,147)	2,126,789

Net realized and unrealized gain (loss)	471,097	743,058	4,297,032

Net Increase (Decrease) in Net Assets from Operations	$857,060	$1,045,786	$8,083,509

See accompanying notes which are an integral part of the financial statements.

26	Statements of Operations

SSgA

Fixed Income Funds

Statements of Changes in Net Assets — For the Periods Ended

	Bond Market Fund		Intermediate Fund		High Yield Bond Fund
	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$385,963	$886,597	$302,728	$601,185	$3,786,477	$6,204,080
Net realized gain (loss)	878,361	1,272,783	974,205	609,066	2,170,243	450,267
Net change in unrealized appreciation (depreciation)	(407,264)	(227,061)	(231,147)	281,611	2,126,789	5,422,582

Net increase (decrease) in net assets from operations	857,060	1,932,319	1,045,786	1,491,862	8,083,509	12,076,929

Distributions
Institutional Class	(383,458)	(943,723)	(297,852)	(620,372)	(3,826,396)	(6,364,757)
Class R	—	(1,716)	—	—	—	—
From net realized gain	—	—	—	—	(298,638)	—

Net decrease in net assets from distributions	(383,458)	(945,439)	(297,852)	(620,372)	(4,125,034)	(6,364,757)

Share Transactions
Net increase (decrease) in net assets from share transactions	100,730	(12,406,745)	(1,368,628)	1,346,680	18,102,581	29,661,221

Total Net Increase (Decrease) in Net Assets	574,332	(11,419,865)	(620,694)	2,218,170	22,061,056	35,373,393

Net Assets
Beginning of period	32,344,471	43,764,336	40,814,649	38,596,479	113,999,305	78,625,912

End of period	$32,918,803	$32,344,471	$40,193,955	$40,814,649	$136,060,361	$113,999,305

Undistributed (overdistributed) net investment income included in net assets	$68,638	$66,133	$55,902	$51,026	$571,848	$611,767

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	27

SSgA

Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Bond Market Fund
February 28, 2013*	9.25	0.11	0.13	0.24	(0.11)	—
August 31, 2012	8.98	0.23	0.29	0.52	(0.25)	—
August 31, 2011	8.86	0.31	0.12	0.43	(0.31)	—
August 31, 2010	8.39	0.33	0.47	0.80	(0.33)	—
August 31, 2009	8.17	0.35	0.23	0.58	(0.36)	—
August 31, 2008	9.14	0.44	(0.99)	(0.55)	(0.42)	—
Intermediate Fund
February 28, 2013*	9.36	0.07	0.16	0.23	(0.07)	—
August 31, 2012	9.16	0.14	0.20	0.34	(0.14)	—
August 31, 2011	9.00	0.21	0.16	0.37	(0.21)	—
August 31, 2010	8.59	0.24	0.41	0.65	(0.24)	—
August 31, 2009	8.34	0.26	0.26	0.52	(0.27)	—
August 31, 2008	9.00	0.38	(0.64)	(0.26)	(0.40)	—
High Yield Bond Fund
February 28, 2013*	8.36	0.24	0.31	0.55	(0.25)	(0.02)
August 31, 2012	7.90	0.52	0.48	1.00	(0.54)	—
August 31, 2011	7.84	0.58	0.06	0.64	(0.58)	—
August 31, 2010	7.12	0.73	0.74	1.47	(0.75)	—
August 31, 2009	7.60	0.64	(0.48)	0.16	(0.64)	—
August 31, 2008	8.27	0.61	(0.68)	(0.07)	(0.60)	—

*	For the six months ended February 28, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	If the Adviser had not made a one-time voluntary contribution during the period ended February 28, 2013, the total return would have been 0.59% for Bond Market Fund and 0.80% for Intermediate Fund.

See accompanying notes which are an integral part of the financial statements.

28	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)	% Portfolio Turnover Rate(c)

(0.11)	9.38	2.61 (e)	32,919	0.50	1.18	2.40	103
(0.25)	9.25	5.85	32,344	0.50	1.27	2.58	205
(0.31)	8.98	5.00	43,483	0.50	1.08	3.51	447
(0.33)	8.86	9.79	45,903	0.50	1.08	3.89	502
(0.36)	8.39	7.39	41,151	0.50	1.08	4.41	408
(0.42)	8.17	(6.14)	52,456	0.50	0.78	4.96	287

(0.07)	9.52	2.44 (e)	40,194	0.60	1.06	1.47	116
(0.14)	9.36	3.79	40,815	0.60	1.12	1.51	194
(0.21)	9.16	4.15	38,596	0.60	1.13	2.30	533
(0.24)	9.00	7.75	38,628	0.60	1.15	2.78	538
(0.27)	8.59	6.42	41,308	0.60	1.84	3.19	414
(0.40)	8.34	(2.94)	38,497	0.60	1.06	4.42	330

(0.27)	8.64	6.68	136,060	0.75	0.76	5.74	40
(0.54)	8.36	13.17	113,999	0.75	0.88	6.30	196
(0.58)	7.90	8.16	78,626	0.75	0.83	7.02	294
(0.75)	7.84	21.46	51,398	0.75	1.01	9.43	294
(0.64)	7.12	3.65	51,856	0.75	1.06	10.20	289
(0.60)	7.60	(0.87)	50,365	0.75	1.02	7.66	106

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	29

SSgA

Fixed Income Funds

Notes to Financial Statements — February 28, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of February 28, 2013. These financial statements report on three funds: the SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund (each a “Fund” and collectively referred to as the “Funds”) each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

On July 31, 2012, the Investment Company ceased offering Class R Shares with respect to the Bond Market Fund, and the outstanding Class R Shares were converted into Institutional Class Shares of the Bond Market Fund having the same aggregate value as such Class R Shares.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, preferred stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable, such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

30	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Fixed income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of fund shares is determined may be reflected in the Investment Company’s calculation of NAVs for each applicable fund when the Investment Company deems that the particular event or circumstance would materially affect such fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with Fair Value Procedures adopted by the Board. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security’s price has remained unchanged over an extended period of time (often referred to as a “stale price”), or (5) the Funds’ custodian or administrator determines that a market quotation is inaccurate.

Equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Notes to Financial Statements	31

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Footnotes to the Schedule of Investments for each respective Fund.

The levels associated with valuing the Funds’ investments for the period ended February 28, 2013 are disclosed in the Presentation of Portfolio Holdings following the Schedules of Investments.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

32	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

At February 28, 2013, the following Funds had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Bond Market Fund	$—	$—	$223,124	$195,353	$40,164,567	$21,453	$—	$40,604,497
Intermediate Fund	$—	$—	$—	$616,102	$6,235,911	$—	$—	$6,852,013
High Yield Bond Fund	$—	$—	$—	$—	$233,572	$—	$—	$233,572

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of February 28, 2013, the Funds’ aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund

Cost of Investments for Tax Purposes	$32,970,633	$40,970,831	$107,527,766

Gross Tax Unrealized Appreciation	1,757,314	1,235,449	4,782,600
Gross Tax Unrealized Depreciation	(13,642)	(2,216)	(423,336)

Net Unrealized Appreciation (Depreciation)	$1,743,672	$1,233,233	$4,359,264

Components of Distributable Earnings
Undistributed Ordinary Income	$66,133	$51,026	$653,763
Capital Loss Carryforward	$(40,604,497)	$(6,852,013)	$(233,572)

Tax Composition of Distributions
Ordinary Income	$945,439	$620,372	$6,364,757

As permitted by tax regulations, the Intermediate Fund intends to defer a net realized capital loss incurred from November 1, 2011 to August 31, 2012 in the amount of $5,613 and treat it as arising in the fiscal year 2013.

Dividends and Distributions to Shareholders

The Funds declare and pay dividends monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Forward Commitments/Mortgage Dollar Rolls

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a “forward commitment” or “delayed settlement” transaction, e.g., to be announced (“TBA”)) consistent

Notes to Financial Statements	33

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

with a Fund’s ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBAs) in which a Fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be purchased or sold by the Fund increases or decreases below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. As of February 28, 2013, the Bond Market Fund, Intermediate Fund and High Yield Bond Fund held no mortgage dollar rolls.

High Yield Securities

The Funds may invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield instruments reflect, among other things, perceived credit risk. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Loan Agreements

The Bond Market and High Yield Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. These investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Mortgage-Backed and Asset-Backed Securities

The Funds invest a portion of their assets in securities of issuers that hold mortgage and asset backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase (decrease) in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit-default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging and/or return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the

34	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments as shown on the Statements of Assets and Liabilities, categorized by risk exposure for the period ended February 28, 2013 were as follows:

(Amounts in thousands)

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts

Location
Statement of Assets and Liabilities – Assets
Daily variation margin on futures contracts*	$625	$391	$—

Location
Statement of Assets and Liabilities – Liabilities
Daily variation margin on futures contracts*	$805	$899	$—
Credit Default Swap Contracts	—	—	—

	$805	$899	$—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Notes to Financial Statements	35

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The effects of derivative instruments on the Statements of Operations for the period ended February 28, 2013 were as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Derivatives not accounted for as hedging instruments	Interest Rate Contracts	Interest Rate Contracts	Credit Contracts

Location
Statement of Operations — Net realized gain (loss)
Investments*	$—	$—	$—
Futures contracts	(2,431)	(2,133)	—
Credit Default Swap Contracts			430,660

	$(2,431)	$(2,133)	$430,660

Location
Statement of Operations — Net change in unrealized appreciation (depreciation)
Futures contracts	$10,376	$6,493	$—
Credit Default Swap Contracts	—	—	(121,666)

	$10,376	$6,493	$(121,666)

Derivative balances at February 28, 2013 are representative of derivative use throughout the period.

*	Includes net realized gain (loss) on purchased options as reported in the Schedule of Investments.

For the period ended February 28, 2013, the Funds’ quarterly holdings of futures contracts were as follows:

	Number of Futures Contracts Outstanding
Quarter Ended	Bond Market Fund	Intermediate Fund
November 30, 2012	34	42
February 28, 2013	33	33

For the period ended February 28, 2013, the High Yield Bond Fund’s quarterly holdings of swap contracts were as follows:

Quarter Ended	Credit Default Swap Notional Amounts Outstanding
November 30, 2012	4,200,000
February 28, 2013	—

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the fund would not be subject absent the use of these strategies. If the fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the fund may leave the fund in a worse position than if such strategies were not used.

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains (losses) are recognized.

36	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

For the period ended February 28, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSgA Bond Market Fund	Hedging duration
SSgA Intermediate Fund	Hedging duration

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended February 28, 2013, the High Yield Bond Fund was not a counterparty in any credit default swap agreement.

Contractual Obligations/Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements	37

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

3.	Investment Transactions

Securities

For the period ended February 28, 2013, purchases and sales of investment securities, excluding U.S. government and agency obligations, short-term investments, derivative contracts aggregated to the following:

	Purchases	Sales

Bond Market Fund	$11,188,354	$8,259,860
Intermediate Fund	11,849,218	8,848,005
High Yield Bond Fund	76,148,814	48,278,467

U.S. Government and Agencies

For the period ended February 28, 2013, purchases and sales of U.S. government and agency obligations, excluding short-term investments, aggregated to the following:

	Purchases	Sales

Bond Market Fund	$22,709,495	$24,315,061
Intermediate Fund	36,185,601	39,215,649

4.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Advisor, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Bond Market Fund	0.30
Intermediate Fund	0.30
High Yield Bond Fund	0.30

The Advisor has contractually agreed to waive up to the full amount of the Bond Market Fund’s advisory fees and to reimburse the Fund for all expenses in excess of 0.50%, of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of waiver for the period ended February 28, 2013 was $48,245. The total amount of reimbursements for the period ended February 28, 2013 was $58,604.

The Advisor has contractually agreed to waive up to the full amount of the Intermediate Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.60% of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 28, 2013 was $61,811. The total amount of reimbursements for the period ended February 28, 2013 was $31,158.

The Advisor has contractually agreed to waive up to the full amount of the High Yield Bond Fund’s advisory fees and reimburse the Fund for all expenses in excess of 0.75% of its average daily net assets on an annual basis until December 31, 2013 (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees). The total amount of the waiver for the period ended February 28, 2013 was $3,958. There were no reimbursements for the period ended February 28, 2013. The Advisor does not have the ability to recover these amounts waived or reimbursed from prior periods.

38	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSgA Prime Money Market Fund (“Central Fund”) (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any investing fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a investing fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each investing fund in an amount that offsets the amount of such distribution and/or service fees incurred by the investing fund. Effective September 1, 2006, the Advisor has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of February 28, 2013, $8,066,558 of the Central Fund’s net assets represents investments by these Funds, and $13,468,080 represents the investments of other Investment Company Funds not presented herein.

Amount Waived

Bond Market Fund	$2,150
Intermediate Fund	2,159
High Yield Bond Fund	6,643

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset based and transaction based fees that vary according to the number of positions and transactions, plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. During the period, there were no reductions to the Funds’ custody fees.

On December 27, 2012 the Adviser agreed to make a voluntary contribution of $660,465 to the SSgA Bond Market Fund and $661,048 to the SSgA Intermediate Fund in connection with a portfolio compliance matter.

Transactions with Affiliates

Each Fund may invest in the SSgA Prime Money Market Fund, a series of the Investment Company. All income distributions earned by the Funds from affiliated money market funds are recorded as dividends from affiliated money market funds on the Statements of Operations.

Amounts related to investments in the SSgA Prime Money Market Fund at February 28, 2013 and for the period then ended are:

		Purchased		Sold
SSgA Prime Money Market Fund	Value at 8/31/2012	Cost	Shares	Cost	Shares	Value at 2/28/2013	Income
Bond Market Fund	$3,110,617	$9,396,717	9,396,717	$8,432,163	8,432,163	$4,075,171	$1,741
Intermediate Fund	2,325,712	12,823,462	12,823,462	12,850,580	12,850,580	2,298,594	1,807
High Yield Bond Fund	11,975,468	55,372,223	55,372,223	65,654,898	65,654,898	1,692,793	5,454

Administrator

State Street (the “Administrator”) serves as Investment Company’s Administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net

Notes to Financial Statements	39

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

assets of the Funds: $0 to $10 billion — 0.0175%; next $10 billion — 0.0125%; next $10 billion — 0.0075% and 0.0050% thereafter. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses. Prior to January 1, 2013, Russell Fund Services Company (“RFSC”) served as administrator at an annual fee based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion — 0.0315%; over $1 billion — 0.029%. In addition, RFSC charged a flat fee of $30,000 per year per Fund with less than $500 million in assets under management.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under the Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has a shareholder servicing agreement with State Street and the following entities related to State Street: State Street Global Markets LLC (“Global Markets”), Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”) and High Net Worth Services Division of State Street (“High Net Worth Services”) (collectively, the “Agents”), as well as several unaffiliated services providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2013, each Institutional Class paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	High Net Worth Services

Bond Market Fund	$759	$7	$0
Intermediate Fund	502	61	0
High Yield Bond Fund	2,260	425	0

The Fund(s) did not incur any expenses from Fiduciary Investors Services during the period.

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The class’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the class’ shareholders have the right, however, to terminate the Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination or discontinuation. As of February 28, 2013, the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

40	Notes to Financial Statements

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2013 were as follows:

	Bond Market Fund	Intermediate Fund	High Yield Bond Fund

Advisory fees	$7,318	$9,312	$28,102
Administration fees	1,188	1,284	2,405
Custodian Fees	10,710	7,244	6,849
Distribution fees	2,110	8,630	1,389
Shareholder servicing fees	199	664	1,948
Transfer agent fees	22,023	11,374	2,683
Trustee fees	3,388	3,613	2,658

	$46,936	$42,121	$46,034

5.	Fund Share Transactions

	Period Ended February 28, 2013 (Unaudited)		Fiscal Year Ended August 31, 2012
Bond Market Fund	Shares	Dollars	Shares	Dollars

Institutional Class
Proceeds from shares sold	267,000	$2,482,738	520,968	$4,710,219
Proceeds from reinvestment of distributions	41,153	382,192	103,914	940,892
Payments for shares redeemed	(297,444)	(2,764,200)	(1,967,019)	(17,778,011)

	10,709	$100,730	(1,342,137)	$(12,126,900)

Class R
Proceeds from shares sold	—		645	$5,823
Proceeds from reinvestment of distributions	—	—	171	1,528
Payments for shares redeemed	—	—	(32,346)	(287,196)

	—	$—	(31,530)	$(279,845)

Total net increase (decrease)	10,709	$100,730	(1,373,667)	$(12,406,745)

Intermediate Fund
Proceeds from shares sold	365,414	$3,436,034	648,855	$5,959,825
Proceeds from reinvestment of distributions	31,592	297,510	67,375	619,486
Payments for shares redeemed	(538,172)	(5,102,172)	(569,248)	(5,232,631)

Total net increase (decrease)	(141,166)	$(1,368,628)	146,982	$1,346,680

High Yield Bond Fund
Proceeds from shares sold	7,672,495	$65,496,445	16,941,138	$136,416,964
Proceeds from reinvestment of distributions	466,332	3,951,359	776,979	6,231,844
Payments for shares redeemed	(6,023,510)	(51,345,223)	(14,031,806)	(112,987,587)

Total net increase (decrease)	2,115,317	$18,102,581	3,686,311	$29,661,221

6.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may

Notes to Financial Statements	41

SSgA

Fixed Income Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2013, the Funds did not utilize the Interfund Lending Program.

7.	Dividends

On March 1, 2013 the Funds declared the following dividends from net investment income payable on March 7, 2013 to shareholders of record on March 1, 2013.

Net Investment Income

Bond Market Fund	$0.0173
Intermediate Fund	0.0119
High Yield Bond Fund	0.0379

On April 1, 2013, the Funds declared the following dividends from net investment income payable on April 5, 2013 to shareholders of record April 1, 2013.

Net Investment Income

Bond Market Fund	$0.0229
Intermediate Fund	0.0145
High Yield Bond Fund	0.0448

8.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

9.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

10.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 28, 2013, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered, other than referred to in Note 7, which would require disclosure within the financial statements.

42	Notes to Financial Statements

SSgA

Fixed Income Funds

Result of Meeting of Shareholders — February 28, 2013 (Unaudited)

Special Meetings of the Shareholders

1. A special meeting of the shareholders of the Investment Company was held on February 1, 2013, to elect Trustees of the Investment Company:

Shares Represented by proxy	Percentage of Shares Outstanding
7,224,477,716	32.485%

Nominee	For	Withheld
William L. Marshall	6,294,047,481	930,430,235
Scott F. Powers	6,592,922,165	631,555,551
Patrick J. Riley	6,293,326,538	931,151,178
Richard D. Shirk	6,294,367,259	930,110,457
Bruce D. Taber	6,310,640,929	913,836,787

Result of Meeting of Shareholders	43

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — February 28, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

44	Shareholder Requests for Additional Information

SSgA

Fixed Income Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Marshall

Scott F. Powers

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura F. Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Ryan M. Louvar, Secretary and Chief Legal Officer

Chad C. Hallett, Assistant Treasurer

Caroline M. Connolly, Assistant Treasurer

Mark E. Tuttle, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center,

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator, Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor:    State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	45

SSGAFISAR

MONEY MARKET FUNDS

Money Market Fund

U.S. Government Money Market Fund

Semiannual Report

February 28, 2013

SSgA Funds

Money Market Funds

Semiannual Report

February 28, 2013 (Unaudited)

“SSgA” is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSgA

Money Market Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,000.00	$1,023.30
Expenses Paid During Period*	$1.49	$1.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

Money Market Fund	3

This page has been intentionally left blank.

SSgA

Money Market Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 7.1%
Cancara Asset Securitisation LLC (a)	25,000,000	0.180	03/08/13	24,999,125
Gemini Securitization Corp. LLC (a)	25,000,000	0.260	05/24/13	24,984,833
Kells Funding LLC	20,000,000	0.294	03/04/13	19,999,517
Kells Funding LLC	50,000,000	0.335	03/28/13	49,987,625
Kells Funding LLC	75,000,000	0.335	04/05/13	74,975,937
Kells Funding LLC	50,000,000	0.240	06/06/13	49,967,667
Newport Funding Corp. (a)	25,000,000	0.250	04/24/13	24,990,625
Newport Funding Corp. (a)	50,000,000	0.260	05/24/13	49,969,667
Ridgefield Funding Co. (a)	15,000,000	0.518	05/09/13	14,985,337

Total Asset Backed Commercial Paper (amortized cost $334,860,333)				334,860,333

Certificates of Deposit - 41.7%
Bank of Montreal	75,000,000	0.180	03/08/13	75,000,000
Bank of Montreal (next reset date 03/18/13) (b)	40,000,000	0.272	08/16/13	40,000,000
Bank of Nova Scotia	100,000,000	0.238	03/06/13	100,000,000
Bank of Nova Scotia (next reset date 03/07/13) (b)	55,000,000	0.259	08/07/13	55,000,000
Bank of Tokyo - Mitsubishi	125,000,000	0.220	04/30/13	125,000,000
Bank of Tokyo - Mitsubishi	25,000,000	0.240	06/17/13	25,000,000
Barclays Bank (next reset date 03/19/13) (b)	50,000,000	0.462	08/16/13	50,000,000
Cooperatieve Centrale (next reset date 04/09/13) (b)	50,000,000	0.335	10/09/13	50,000,000
Credit Suisse	20,000,000	0.250	07/05/13	20,000,000
Credit Suisse (next reset date 03/05/13) (b)	15,000,000	0.249	08/05/13	15,000,000
Deutsche Bank AG	100,000,000	0.230	04/23/13	100,000,000
DNB Bank ASA (next reset date 03/05/13) (b)	50,000,000	0.339	07/05/13	49,999,076
ING Bank NV	50,000,000	0.410	04/12/13	50,000,000
ING Bank NV	75,000,000	0.300	06/11/13	75,000,000
ING Bank NV	50,000,000	0.300	06/17/13	50,000,000
National Australia Bank Ltd. (next reset date 03/28/13) (b)	60,000,000	0.303	09/30/13	60,000,000
National Australia Bank Ltd. (next reset date 03/28/13) (b)	65,000,000	0.304	09/30/13	65,000,000
Nordea Bank AB	15,000,000	0.210	06/04/13	15,000,000
Nordea Bank AB	23,000,000	0.200	06/05/13	23,000,000
Nordea Bank AB	50,000,000	0.260	06/06/13	49,999,327
Nordea Bank AB (next reset date 04/17/13) (b)	25,000,000	0.303	01/17/14	25,000,000
Norinchukin Bank	50,000,000	0.180	03/06/13	50,000,000
Royal Bank of Canada (next reset date 03/06/13) (b)	16,700,000	0.361	09/06/13	16,700,000
Royal Bank of Canada (next reset date 05/10/13) (b)	15,000,000	0.342	08/12/13	15,000,000
Royal Bank of Canada (next reset date 05/28/13) (b)	9,800,000	0.337	08/27/13	9,800,000
Skandinaviska Enskilda Banken AB	75,000,000	0.340	04/12/13	75,000,000
Skandinaviska Enskilda Banken AB (next reset date 03/04/13) (b)	61,000,000	0.410	04/04/13	61,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.240	05/20/13	50,000,000
Sumitomo Mitsui Banking Corp.	25,000,000	0.240	05/23/13	25,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.240	06/04/13	50,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.240	06/07/13	50,000,000
Svenska Handelsbanken AB	75,000,000	0.255	03/13/13	75,000,125
Svenska Handelsbanken AB	19,000,000	0.235	04/04/13	19,000,000
Svenska Handelsbanken AB	13,000,000	0.245	05/24/13	13,000,000
Svenska Handelsbanken AB	32,000,000	0.255	07/08/13	32,000,573
Svenska Handelsbanken AB	47,000,000	0.255	07/15/13	47,000,660

Money Market Fund	5

SSgA

Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Swedbank AB (next reset date 03/05/13) (b)	48,000,000	0.369	11/05/13	48,000,000
UBS AG	50,000,000	0.240	03/28/13	50,000,000
UBS AG (next reset date 03/01/13) (b)	47,000,000	0.332	05/01/13	47,000,000
UBS AG	30,000,000	0.230	05/31/13	30,000,000
UBS AG	22,000,000	0.270	06/28/13	22,000,000
UBS AG	50,000,000	0.260	07/09/13	50,000,000
Westpac Banking Corp. (next reset date 04/17/13) (b)	10,000,000	0.353	01/17/14	9,999,559

Total Certificates of Deposit (amortized cost $1,963,499,320)				1,963,499,320

Financial Company Commercial Paper - 17.9%
Bank of Tokyo - Mitsubishi	50,000,000	0.240	06/04/13	49,968,333
Caisse des Depots et Consignations (a)	50,000,000	0.180	03/06/13	49,998,750
Caisse des Depots et Consignations (a)	25,000,000	0.210	03/08/13	24,998,979
Caisse des Depots et Consignations (a)	25,000,000	0.289	05/08/13	24,986,542
Caisse des Depots et Consignations (a)	25,000,000	0.299	05/23/13	24,982,997
Caisse des Depots et Consignations (a)	35,000,000	0.240	06/05/13	34,977,600
Collateralized Commercial Paper Co. LLC	35,000,000	0.376	03/01/13	35,000,000
Collateralized Commercial Paper Co. LLC	40,000,000	0.340	07/08/13	39,951,267
General Electric Capital Corp.	50,000,000	0.254	03/28/13	49,990,625
General Electric Capital Corp.	50,000,000	0.254	04/01/13	49,989,236
General Electric Capital Corp.	11,000,000	0.200	06/25/13	10,992,911
HSBC Bank PLC (next reset date 04/09/13) (a)(b)	15,000,000	0.355	07/09/13	15,000,000
HSBC Bank PLC (next reset date 05/07/13) (a)(b)	12,000,000	0.346	02/05/14	11,998,985
HSBC Bank PLC (next reset date 05/07/13) (a)(b)	8,000,000	0.346	02/07/14	7,999,850
JPMorgan Chase & Co. (next reset date 03/08/13) (b)	30,000,000	0.279	04/08/13	30,000,000
JPMorgan Chase & Co. (next reset date 03/22/13) (b)	40,000,000	0.292	04/22/13	40,000,000
Lloyds Bank PLC	25,000,000	0.170	03/08/13	24,999,174
Nationwide Building Society (a)	10,000,000	0.386	03/22/13	9,997,783
Nationwide Building Society (a)	30,000,000	0.386	04/03/13	29,989,550
Nationwide Building Society (a)	15,000,000	0.386	04/05/13	14,994,458
Nordea Bank AB	75,000,000	0.235	05/23/13	74,959,365
Nordea Bank AB	11,000,000	0.203	06/06/13	10,994,072
Skandinaviska Enskilda Banken AB (a)	35,000,000	0.355	04/19/13	34,983,326
Sumitomo Mitsui Banking Corp. (a)	25,000,000	0.240	06/20/13	24,981,500
Swedbank AB	50,000,000	0.225	06/11/13	49,968,125
Toyota Motor Credit Corp.	7,000,000	0.274	03/08/13	6,999,633
Toyota Motor Credit Corp.	15,000,000	0.230	05/20/13	14,992,333
Westpac Banking Corp. (next reset date 04/22/13) (a)(b)	20,000,000	0.351	01/21/14	20,000,000
Westpac Banking Corp. (next reset date 04/24/13) (a)(b)	25,000,000	0.351	01/24/14	25,000,000

Total Financial Company Commercial Paper (amortized cost $843,695,394)				843,695,394

Other Notes - 5.1%
Bank of America NA	40,000,000	0.300	04/02/13	40,000,000
Societe Generale	133,556,000	0.160	03/01/13	133,556,000
Svenska Handelsbanken AB (next reset date 03/27/13) (a)(b)	25,000,000	0.294	08/27/13	25,000,000
Toyota Motor Credit Corp. (next reset date 03/11/13) (b)	9,600,000	0.361	09/09/13	9,600,000

6	Money Market Fund

SSgA

Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Wells Fargo Bank NA (next reset date 03/20/13) (b)	33,000,000	0.341	03/18/14	33,000,000

Total Other Notes (amortized cost $241,156,000)				241,156,000

Total Investments - 71.8% (amortized cost $3,383,211,047)				3,383,211,047

Repurchase Agreements - 28.7%
Government Agency Repurchase Agreements - 24.4%
Agreement with BNP Paribas and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 28, 2013 at 0.190% to be repurchased at $200,001,056 on March 1, 2013, collateralized by: $286,089,333 par various United States Government Mortgage Agency Obligations valued at $204,000,001.				200,000,000
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 28, 2013 at 0.190% to be repurchased at $200,001,056 on March 1, 2013, collateralized by: $274,358,146 par various United States Government Mortgage Agency Obligations valued at $204,000,000.				200,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 28, 2013 at 0.200% to be repurchased at $200,001,111 on March 1, 2013, collateralized by: $229,782,069 par various United States Government Mortgage Agency Obligations valued at $204,000,000.				200,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 28, 2013 at 0.140% to be repurchased at $200,004,667 on March 6, 2013, collateralized by: $691,829,912 par various United States Government Mortgage Agency Obligations valued at $204,000,000.				200,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000,000 dated February 28, 2013 at 0.150% to be repurchased at $250,005,208 on March 5, 2013, collateralized by: $744,740,570 par various United States Government Mortgage Agency Obligations valued at $255,000,001.				250,000,000
Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated February 28, 2013 at 0.190% to be repurchased at $100,000,528 on March 1, 2013, collateralized by: $578,185,956 par various United States Government Mortgage Agency Obligations valued at $102,000,000.				100,000,000

Total Government Agency Repurchase Agreements (identified cost $1,150,000,000)				1,150,000,000

Money Market Fund	7

SSgA

Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Value $

Treasury Repurchase Agreements - 4.3%
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated February 28, 2013 at 0.200% to be repurchased at $200,001,111 on March 1, 2013, collateralized by: $203,687,900 par various United States Government Treasury Obligations valued at $204,000,026. (identified cost $200,000,000)	200,000,000

Total Repurchase Agreement (identified cost $1,350,000,000)	1,350,000,000

Total Investments and Repurchase Agreements -100.5% (c) (cost $4,733,211,047) (d)	4,733,211,047

Other Assets and Liabilities, Net - (0.5%)	(25,405,563)

Net Assets - 100.0%	4,707,805,484

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Restricted security Rule (144A) or Section 4 (2) commercial paper. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(d)	The identified cost for Federal income tax purposes.

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	7.1
Certificates of Deposit	41.7
Financial Company Commercial Paper	17.9
Other Notes	5.1
Repurchase Agreements	28.7

Total Investments and Repurchase Agreements	100.5
Other Assets and Liabilities, Net	(0.5)

100.0

See accompanying notes which are an integral part of the financial statements.

8	Money Market Fund

SSgA

U.S. Government Money Market Fund

Shareholder Expense Example — February 28, 2013 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from September 1, 2012 to February 28, 2013.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
September 1, 2012	$1,000.00	$1,000.00
Ending Account Value
February 28, 2013	$1,000.00	$1,024.05
Expenses Paid During Period*	$0.74	$0.75

*	Expenses are equal to the Fund’s annualized expense ratio of 0.15% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived, reimbursed and/or other credits. Without the waiver, reimbursement and/or other credits, expenses would have been higher.

U.S. Government Money Market Fund	9

This page has been intentionally left blank.

SSgA

U.S. Government Money Market Fund

Schedule of Investments — February 28, 2013 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Government Agency Debt - 50.5%
Federal Home Loan Bank	105,200,000	0.125	03/06/13	105,198,174
Federal Home Loan Bank	85,000,000	0.125	03/08/13	84,997,934
Federal Home Loan Bank	25,000,000	0.150	03/20/13	24,998,021
Federal Home Loan Bank	4,000,000	0.150	03/22/13	3,999,650
Federal Home Loan Bank	42,000,000	0.157	04/03/13	41,993,956
Federal Home Loan Bank	40,000,000	0.155	04/05/13	39,993,972
Federal Home Loan Bank	53,000,000	0.165	04/17/13	52,988,583
Federal Home Loan Bank	50,000,000	0.170	04/19/13	49,988,431
Federal Home Loan Bank	27,000,000	0.150	04/26/13	26,993,700
Federal Home Loan Bank	58,000,000	0.100	05/03/13	57,989,850
Federal Home Loan Bank	32,000,000	0.100	05/10/13	31,993,778
Federal Home Loan Bank	45,000,000	0.108	05/15/13	44,989,875
Federal Home Loan Bank	26,000,000	0.165	05/17/13	25,990,824
Federal Home Loan Bank	100,000,000	0.135	05/22/13	99,969,250
Federal Home Loan Bank (next reset date 03/25/13) (a)	39,000,000	0.162	05/23/13	38,999,634
Federal Home Loan Bank	50,000,000	0.154	06/12/13	49,977,969
Federal Home Loan Bank	34,000,000	0.120	06/14/13	33,988,100
Federal Home Loan Bank	22,000,000	0.145	06/14/13	21,990,696
Federal Home Loan Bank	22,000,000	0.120	06/19/13	21,991,933
Federal Home Loan Bank	49,000,000	0.143	06/21/13	48,978,200
Federal Home Loan Bank	66,000,000	0.133	07/17/13	65,966,478
Federal Home Loan Mortgage Corp.	60,000,000	0.150	03/20/13	59,995,250
Federal Home Loan Mortgage Corp.	42,000,000	0.155	04/08/13	41,993,128
Federal Home Loan Mortgage Corp.	35,000,000	0.165	04/22/13	34,991,658
Federal Home Loan Mortgage Corp.	22,000,000	0.150	04/29/13	21,994,592
Federal Home Loan Mortgage Corp.	12,000,000	0.160	05/06/13	11,996,480
Federal Home Loan Mortgage Corp.	50,000,000	0.150	06/10/13	49,978,958
Federal Home Loan Mortgage Corp.	13,000,000	0.120	06/17/13	12,995,320
Federal Home Loan Mortgage Corp.	73,000,000	0.130	07/08/13	72,965,994
Federal Home Loan Mortgage Corp.	34,317,000	0.126	07/15/13	34,880,437
Federal Home Loan Mortgage Corp.	14,000,000	0.150	08/05/13	13,990,842
Federal Home Loan Mortgage Corp.	9,000,000	0.149	08/19/13	8,993,630
Federal Home Loan Mortgage Corp.	28,000,000	0.149	08/26/13	27,979,372
Federal National Mortgage Assoc.	75,000,000	0.155	03/07/13	74,998,062
Federal National Mortgage Assoc.	20,000,000	0.150	03/27/13	19,997,833
Federal National Mortgage Assoc.	10,000,000	0.155	04/10/13	9,998,278
Federal National Mortgage Assoc.	15,000,000	0.161	04/17/13	14,996,847
Federal National Mortgage Assoc.	12,000,000	0.165	05/15/13	11,995,875
Federal National Mortgage Assoc.	67,000,000	0.100	06/03/13	66,982,506
Federal National Mortgage Assoc.	66,000,000	0.100	06/17/13	65,980,200
Federal National Mortgage Assoc.	5,000,000	0.130	07/03/13	4,997,761
Federal National Mortgage Assoc.	26,000,000	0.110	07/10/13	25,989,593
Federal National Mortgage Assoc.	52,000,000	0.110	07/22/13	51,977,279
Federal National Mortgage Assoc.	90,000,000	0.110	07/23/13	89,960,400
Federal National Mortgage Assoc.	32,000,000	0.120	08/15/13	31,982,187
Federal National Mortgage Assoc.	88,000,000	0.150	09/03/13	87,931,800

Total Government Agency Debt (amortized cost $1,924,523,290)				1,924,523,290

Total Investments - 50.5% (amortized cost $1,924,523,290)				1,924,523,290

U.S. Government Money Market Fund	11

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Value $

Repurchase Agreements - 46.5%
Government Agency Repurchase Agreements - 6.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $250,000,000 dated February 28, 2013 at 0.080% to be repurchased at $250,003,333 on March 6, 2013, collateralized by: $244,303,000 par various United States Government Mortgage Agency Obligations valued at $255,000,755. (identified cost $250,000,000)	250,000,000

Treasury Repurchase Agreements - 39.9%
Agreement with Calyon Financial, Inc. and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2013 at 0.160% to be repurchased at $175,000,778 on March 1, 2013, collateralized by: $137,603,000 par various United States Government Treasury Obligations valued at $178,500,048.	175,000,000
Agreement with Deutsche Bank AG and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2013 at 0.180% to be repurchased at $175,000,875 on March 1, 2013, collateralized by: $170,733,600 par various United States Government Treasury Obligations valued at $178,500,033.	175,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) of $175,000,000 dated February 28, 2013 at 0.140% to be repurchased at $175,000,681 on March 1, 2013, collateralized by: $170,700,900 par various United States Government Treasury Obligations valued at $178,502,735.	175,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $120,000,000 dated February 28, 2013 at 0.170% to be repurchased at $120,000,567 on March 1, 2013, collateralized by: $122,095,600 par various United States Government Treasury Obligations valued at $122,400,071.	120,000,000
Agreement with Merrill Lynch and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2013 at 0.140% to be repurchased at $175,000,681 on March 1, 2013, collateralized by: $181,629,200 par various United States Government Treasury Obligations valued at $178,500,013.	175,000,000
Agreement with Morgan Stanley and Co., Inc and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2013 at 0.160% to be repurchased at $175,000,778 on March 1, 2013, collateralized by: $140,426,300 par various United States Government Treasury Obligations valued at $178,500,071.	175,000,000
Agreement with RBS Securities, Inc and JP Morgan Chase & Co. (Tri-Party) of $150,000,000 dated February 28, 2013 at 0.170% to be repurchased at $150,000,708 on March 1, 2013, collateralized by: $150,513,900 par various United States Government Treasury Obligations valued at $153,004,962.	150,000,000
Agreement with RBS Securities, Inc and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated February 28, 2013 at 0.160% to be repurchased at $25,000,111 on March 1, 2013, collateralized by: $23,284,400 par various United States Government Treasury Obligations valued at $25,504,319.	25,000,000

12	U.S. Government Money Market Fund

SSgA

U.S. Government Money Market Fund

Schedule of Investments, continued — February 28, 2013 (Unaudited)

Value $

Agreement with Societe Generale and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2013 at 0.150% to be repurchased at $175,000,729 on March 1, 2013, collateralized by: $178,654,200 par various United States Government Mortgage Agency Obligations valued at $178,500,018.	175,000,000
Agreement with UBS Securities, LLC and The Bank of New York Mellon Corp. (Tri-Party) of $175,000,000 dated February 28, 2013 at 0.160% to be repurchased at $175,000,778 on March 1, 2013, collateralized by: $153,384,700 par various United States Government Treasury Obligations valued at $178,500,090.	175,000,000

Total Treasury Repurchase Agreements (identified cost $1,520,000,000)	1,520,000,000

Total Repurchase Agreement (identified cost $1,770,000,000)	1,770,000,000

Total Investments and Repurchase Agreements - 97.0% (b) (cost $3,694,523,290) (c)	3,694,523,290

Other Assets and Liabilities, Net - 3.0%	113,148,625

Net Assets - 100.0%	3,807,671,915

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper or Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs. (Note 2)
(c)	The identified cost for Federal income tax purposes.

Presentation of Portfolio Holdings — February 28, 2013 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	50.5
Repurchase Agreements	46.5

Total Investments and Repurchase Agreements	97.0
Other Assets and Liabilities, Net	3.0

100.0

See accompanying notes which are an integral part of the financial statements.

U.S. Government Money Market Fund	13

SSgA

Money Market Funds

Statements of Assets and Liabilities — February 28, 2013 (Unaudited)

	Money Market Fund	U.S. Government Money Market Fund

Assets
Investments, at identified cost	$3,383,211,047	$1,924,523,290
Investments at amortized cost which approximates value	3,383,211,047	1,924,523,290
Repurchase agreements at cost which approximates value	1,350,000,000	1,770,000,000
Cash	403	113,251,434
Receivables:
Dividends and interest	649,194	200,984
Fund shares sold	128,099	12,380
Prepaid expenses	76,863	48,446

Total assets	4,734,065,606	3,808,036,534

Liabilities
Payables:
Investments purchased	25,000,000	—
Accrued fees to affiliates and trustees	1,091,779	303,934
Other accrued expenses	150,317	60,685
Income distribution	18,026	—

Total liabilities	26,260,122	364,619

Net Assets	$4,707,805,484	$3,807,671,915

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$126,975	$(25)
Accumulated net realized gain (loss)	137,508	(11,555)
Shares of beneficial interest	4,707,549	3,807,753
Additional paid-in-capital	4,702,833,452	3,803,875,742

Net Assets	$4,707,805,484	$3,807,671,915

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$1.00	$1.00
Net assets	$4,707,805,484	$3,807,671,915
Shares outstanding ($0.001 par value)	4,707,547,547	3,807,753,921

(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

14	Statements of Assets and Liabilities

SSgA

Money Market Funds

Statements of Operations — For the Period Ended February 28, 2013 (Unaudited)

	Money Market Fund	U.S. Government Money Market Fund

Investment Income
Interest	$6,900,586	$2,847,850

Total investment income	6,900,586	2,847,850

Expenses
Advisory fees	5,637,187	4,694,717
Administrative fees	597,661	495,918
Custodian fees	325,870	247,394
Distribution fees	574,694	342,317
Transfer agent fees	44,042	29,528
Professional fees	61,072	51,334
Registration fees	46,615	8,595
Shareholder servicing fees	1,315,452	1,077,580
Trustees’ fees	41,341	43,606
Insurance fees	71,294	47,207
Printing fees	75,180	22,348
Miscellaneous	36,626	31,824

Expenses before reductions	8,827,034	7,092,368
Expense reductions	(2,039,193)	(4,244,518)

Net expenses	6,787,841	2,847,850

Net investment income (loss)	112,745	—

Net Realized Gain (Loss)

Net realized gain (loss) on investments	85,849	—

Net Increase (Decrease) in Net Assets from Operations	$198,594	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	15

SSgA

Money Market Funds

Statements of Changes in Net Assets — For the Periods Ended

	Money Market Fund		U.S. Government Money Market Fund
	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$112,745	$425,738	$—	$23,079
Net realized gain (loss)	85,849	51,658	—	4,173

Net increase (decrease) in net assets from operations	198,594	477,396	—	27,252

Distributions
From net investment income	(112,745)	(425,738)	—	(23,079)

Net decrease in net assets from distributions	(112,745)	(425,738)	—	(23,079)

Share Transactions
Net increase (decrease) in net assets from share transactions	(848,505,892)	(1,079,011,454)	(235,745,305)	(426,127,837)

Total Net Increase (Decrease) in Net Assets	(848,420,043)	(1,078,959,796)	(235,745,305)	(426,123,664)

Net Assets
Beginning of period	5,556,225,527	6,635,185,323	4,043,417,220	4,469,540,884

End of period	$4,707,805,484	$5,556,225,527	$3,807,671,915	$4,043,417,220

Undistributed (overdistributed) net investment income included in net assets	$126,975	$126,975	$(25)	$(25)

See accompanying notes which are an integral part of the financial statements.

16	Statements of Changes in Net Assets

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SSgA

Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations		$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain
Money Market Fund
February 28, 2013*	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
August 31, 2012	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2011	1.0000	0.0001		—	(e)	0.0001		(0.0001)	—
August 31, 2010	1.0000	0.0002		—	(e)	0.0002		(0.0002)	—
August 31, 2009	1.0000	0.0080		0.0006		0.0086		(0.0084)	(0.0002)
August 31, 2008	1.0000	0.0339		0.0004		0.0343		(0.0343)	—
U.S. Government Money Market Fund
February 28, 2013*	1.0000	—		—		—		—	—
August 31, 2012	1.0000	—	(e)	—	(e)	—	(e)	— (e)	—
August 31, 2011	1.0000	—		—		—		—	—
August 31, 2010	1.0000	—	(e)	—		—	(e)	— (e)	—
August 31, 2009	1.0000	0.0028		0.0012		0.0040		(0.0040)	—
August 31, 2008	1.0000	0.0308		—		0.0308		(0.0308)	—

*	For the six months ended February 28, 2013 (Unaudited).
(a)	Average daily shares outstanding were used for this calculation.
(b)	May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than 0.005%.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Less than $0.0001 per share.
(f)	Less than 0.005%.
(g)	Includes expenses related to the U.S. Treasury Guarantee Program.

See accompanying notes which are an integral part of the financial statements.

18	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)		$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(d)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(b)(d)

— (e)	1.0000	—	(f)	4,707,805	0.30		0.39	0.01
(0.0001)	1.0000	0.01		5,556,226	0.29		0.39	0.01
(0.0001)	1.0000	0.01		6,635,185	0.31		0.38	0.01
(0.0002)	1.0000	0.02		7,019,663	0.32		0.39	0.02
(0.0086)	1.0000	0.86		8,599,276	0.41	(g)	0.41	0.80
(0.0343)	1.0000	3.48		7,407,992	0.39		0.39	3.39

—	1.0000	—		3,807,672	0.15		0.38	—
— (e)	1.0000	—	(f)	4,043,417	0.10		0.39	—	(f)
—	1.0000	—		4,469,541	0.16		0.39	—
— (e)	1.0000	—		3,491,968	0.20		0.37	—	(f)
(0.0040)	1.0000	0.40		4,308,697	0.35		0.38	0.28
(0.0308)	1.0000	3.12		2,148,495	0.37		0.37	3.04

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	19

SSgA

Money Market Funds

Notes to Financial Statements — February 28, 2013 (Unaudited)

1.	Organization

The SSgA Funds (the “Investment Company”) is a series mutual fund, comprised of 14 investment portfolios that were in operation as of February 28, 2013. These financial statements report on two funds: the SSgA Money Market Fund and SSgA U.S. Government Money Market Fund (each a “Fund” collectively referred to as the “Funds”), each of which has distinct investment objectives and strategies. Each Fund is an open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”). The Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

As permitted in accordance with Rule 2a-7 of the 1940 Act, each Fund values portfolio investments using the amortized cost method. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes the constant accretion/amortization to maturity date or next reset date of any discount or premium. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are nonactive, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at “amortized cost” unless the Board determines that amortized cost does not represent fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds are valued based upon the Net Asset Value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy.

20	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes).

When fair valuation methods are applied that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons action at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities’ valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Footnotes to the Schedule of Investments for each respective Fund.

Securities Transactions

Securities transactions are recorded on a trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost which is the same basis used for federal income taxes.

Investment Income

Interest income is recorded daily on an accrual basis. Distributions received on securities that represent a return on capital or capital gains are recorded as a reduction on cost of investments and/or as a realized gain.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income and capital gains. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required for the Funds.

Each Fund files a U.S. tax return. At February 28, 2013, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended August 31, 2009 through August 31, 2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements	21

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

At February 28, 2013, the following Fund had net tax basis capital loss carryforwards, which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first, as follows:

	Expiration Year
	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
U.S. Government Money Market Fund	$8,920	$2,635	$—	$—	$—	$—	$—	$11,555

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and U.S. GAAP.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes. These differences relate primarily to capital loss carryforwards.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed to a Fund are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed-upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities. In most cases, repurchase transactions must be collateralized initially at a minimum of 102% of the repurchase price, but in no event less than 100% of the repurchase price. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment advisor.

Contractual Obligation/Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and obligations, including general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

22	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

3.	Related Party Transactions, Fees and Expenses

Advisor and Affiliates

SSgA Funds Management, Inc. (the “Advisor”) manages the Funds pursuant to an Amended and Restated Investment Advisory Agreement dated April 11, 2012, between the Investment Company and the Advisor. The Advisor is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Advisor directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Advisor, calculated daily and paid monthly at the annual rate of 0.25% of their daily net assets.

The Advisor is contractually obligated until December 31, 2013 to waive its management fee on the SSgA Money Market Fund and to reimburse the fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses and acquired fund fees) exceed 0.40% of average daily net assets on an annual basis. For the period ended February 28, 2013, there were no contractual waivers or reimbursements for the SSgA Money Market Fund. The Advisor does not have the ability to recover amounts waived or reimbursed under this contractual agreement.

The Advisor also may voluntarily reduce all or a portion of its fees and/or reimburse expenses to the extent necessary to maintain a minimum net yield for a Fund (the “Voluntary Reduction”) which may vary from time to time and from Fund to Fund in the Advisor’s sole discretion. Under an agreement with SSgA Funds relating to the Voluntary Reduction, the SSgA Money Market Fund and the SSgA U.S. Government Money Market Fund, respectively, have agreed to reimburse the Advisor for the full dollar amount of any Voluntary Reduction beginning on August 1, 2012, subject to certain limitations. A Fund will not be obligated to reimburse the Advisor: more than three years after the end of the fiscal year for the Fund in which the Advisor provided a Voluntary Reduction; in respect of any business day for which the net annualized one-day yield is less than 0.00%; to the extent that the amount of the reimbursement to the Advisor on any day exceeds fifty percent of the yield (net of all expenses, exclusive of the reimbursement) of the Fund on that day; to the extent that the amount of such reimbursement would cause the Fund’s net yield to fall below the Fund’s minimum net yield; or in respect of any fee waivers and/or expense reimbursements that are necessary to maintain a Fund’s contractual total expense limit which is effective at the time of such fee waivers and/or expense reimbursements. A reimbursement to the Advisor could negatively impact the SSgA Money Market Fund’s and the SSgA U.S. Government Money Market Fund’s future yield. There is no guarantee that either the SSgA Money Market Fund or the SSgA U.S. Government Money Market Fund will be able to avoid a negative yield. The Advisor may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund, without limitation. Any such waiver or reimbursement would be voluntary and may be revised or cancelled at any time without notice. For the period ended February 28, 2013, the Advisor voluntarily waived $2,039,193 and reimbursed $0 on the SSgA Money Market Fund. The Advisor voluntarily waived $4,244,518 and reimbursed $0 on the SSgA U.S. Government Money Market Fund.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Funds’ transfer and dividend paying agent, pursuant to an agreement dated August 1, 2006, as amended. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each Fund. BFDS is a joint venture of DST Systems, Inc., and State Street Corporation.

State Street Bank and Trust Company (“State Street”) provides custody and fund accounting services to the Funds pursuant to an Amended and Restated Custodian Contract dated April 11, 2012. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses. State Street is a wholly-owned subsidiary of State Street Corporation. In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds’ expenses. The custody

Notes to Financial Statements	23

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

credits are included in the expense reductions in the Statements of Operations. For the period ended February 28, 2013, the Funds’ custodian fees were reduced by the following amounts under these arrangements:

Amount Paid

Money Market Fund	$1,678
U.S. Government Money Market Fund	32,548

Administrator

State Street (the “Administrator”) serves as the Investment Company’s administrator, pursuant to an administration agreement dated January 1, 2013 (the “Administration Agreement”). Under the Administration Agreement, the Administrator supervises certain administrative aspects of the Investment Company’s operations. The Investment Company pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $10 billion – 0.0175%; next $10 billion – 0.0125%; next $10 billion – 0.0075% and 0.0050% thereafter. In addition, the Investment Company reimburses the Administrator for out-of-pocket expenses. Prior to January 1, 2013, Russell Fund Services Company (“RFSC”) served as administrator at an annual fee based on the following percentages of the average daily net assets of the Funds: $0 to $15 billion – 0.0315%; over $15 billion – 0.029%. In addition, RFSC charged a flat fee of $30,000 per year per Fund with less than $500 million in assets under management.

Distributor and Shareholder Servicing

State Street Global Markets, LLC (the “Distributor” or “SSGM”) promotes and offers shares of the Investment Company pursuant to an Amended and Restated Distribution Agreement dated April 11, 2012. The Distributor may enter into agreements with other related and non-related parties which act as agents to offer and sell shares of the Funds. The amounts paid to the Distributor are included in the accompanying Statements of Operations. The Distributor is a wholly-owned subsidiary of State Street Corporation.

The Investment Company has adopted a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any shareholder servicing agent as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has shareholder service agreements with State Street and the following entities related to State Street: SSGM, Fiduciary Investors Services Division of State Street (“Fiduciary Investors Services”), High Net Worth Services Division of State Street (“High Net Worth Services”) and Wealth Management Systems (collectively, the “Agents”), as well as several unaffiliated service providers. For these services, each Institutional Class pays 0.025% to State Street and a maximum of 0.175% to each of the affiliated Agents, based on the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2013, each Fund paid the following shareholder servicing expenses to the Agents:

	State Street	Global Markets	Fiduciary Investment Services	High Net Worth Services	Wealth Management Systems

Money Market Fund	$470,094	$507,263	$—	$45,070	$88,849
U.S. Government Money Market Fund	466,032	—	—	636,535	58,618

The combined distribution and shareholder servicing payments shall not exceed 0.25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed 0.20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the Plan is in effect. The Funds’ responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Board or a majority of the Funds’ shareholders have the right, however, to terminate the Plan and all payments there under at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan’s termination

24	Notes to Financial Statements

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

or discontinuation. As of February 28, 2013, the Money Market Fund and the U.S. Government Money Market Fund had no carryover expenses.

Board of Trustees

The Investment Company paid each trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for Board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company based upon their relative net assets.

Accrued fees payable to affiliates and trustees as of February 28, 2013 were as follows:

	Money Market Fund	U.S. Government Money Market Fund

Advisory fees	$465,439	$18,376
Administration fees	52,633	41,954
Custodian Fees	112,915	73,690
Distribution fees	204,693	89,843
Shareholder servicing fees	170,663	4,136
Transfer agent fees	29,993	20,077
Trustee fees	55,443	55,858

	$1,091,779	$303,934

4.	Fund Share Transactions (on a Constant Dollar Basis)

	Period Ended February 28, 2013 (Unaudited)	Fiscal Year Ended August 31, 2012

Money Market Fund
Proceeds from shares sold	$24,277,033,649	$45,666,000,328
Proceeds from reinvestment of distributions	46,272	179,887
Payments for shares redeemed	(25,125,585,813)	(46,745,191,669)

Total net increase (decrease)	$(848,505,892)	$(1,079,011,454)

U.S. Government Money Market Fund
Proceeds from shares sold	$17,635,070,209	$40,291,047,092
Proceeds from reinvestment of distributions	—	5,712
Payments for shares redeemed	(17,870,815,514)	(40,717,180,641)

Total net increase (decrease)	$(235,745,305)	$(426,127,837)

Notes to Financial Statements	25

SSgA

Money Market Funds

Notes to Financial Statements, continued — February 28, 2013 (Unaudited)

5.	Interfund Lending Program

The Funds participate in a joint lending and borrowing facility (the “Interfund Lending Program”). Portfolios of the Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund’s fundamental investment limitations. The SSgA Money Market Fund will lend through the Interfund Lending Program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in additional borrowing costs. For the period ended February 28, 2013, the Funds did not utilize the Interfund Lending Program.

6.	Market, Credit and Counterparty Risk

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The value of securities held by each Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds’ Statements of Assets and Liabilities.

7.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

8.	Subsequent Events

Management has evaluated events and transactions that may have occurred since February 28, 2013, through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review nothing was discovered which would require disclosure within the financial statements.

26	Notes to Financial Statements

SSgA

Money Market Funds

Result of Meeting of Shareholders — February 28, 2013 (Unaudited)

Special Meetings of the Shareholders

1. A special meeting of the shareholders of the Investment Company was held on February 1, 2013, to elect Trustees of the Investment Company:

Shares Represented by proxy	Percentage of Shares Outstanding
7,224,477,716	32.485%

Nominee	For	Withheld
William L. Marshall	6,294,047,481	930,430,235
Scott F. Powers	6,592,922,165	631,555,551
Patrick J. Riley	6,293,326,538	931,151,178
Richard D. Shirk	6,294,367,259	930,110,457
Bruce D. Taber	6,310,640,929	913,836,787

Result of Meeting of Shareholders	27

SSgA

Money Market Funds

Shareholder Requests for Additional Information — February 28, 2013 (Unaudited)

The Funds have adopted the proxy voting policies of the Advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

28	Shareholder Requests for Additional Information

SSgA

Money Market Funds

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

(800) 647-7327

Trustees

William L. Marshall

Scott F. Powers

Patrick J. Riley, Chairman

Richard D. Shirk

Bruce D. Taber

Officers

Ellen M. Needham, President, Chief Executive Officer and Principal Executive Officer

Laura Dell, Treasurer and Principal Accounting Officer

Ann M. Carpenter, Vice President

Jacqueline Angell, Chief Compliance Officer

Ryan M. Louvar, Secretary and Chief Legal Officer

Chad C. Hallett, Assistant Treasurer

Caroline M. Connolly, Assistant Treasurer

Mark E. Tuttle, Assistant Secretary

Investment Advisor

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator, Custodian and Office of Shareholder Inquiries

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2900

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Distributor: State Street Global Markets, LLC, member FINRA, SIPC, a wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSgA Funds pay State Street Bank and Trust Company for its services as administrator, custodian, transfer agent and shareholder servicing agent and pays SSgA Funds Management, Inc. for investment advisory services.

This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money.

Fund Management and Service Providers	29

MMSAR-02/13

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SSgA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 7, 2013

By:	/s/ Laura Dell
Laura Dell Treasurer (Principal Financial and Accounting Officer)

Date:	May 7, 2013